UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22468

Ashmore Funds

(Exact name of registrant as specified in charter)

c/o Ashmore Investment Advisors Limited

61 Aldwych

London, WC2B 4AE

England

(Address of principal executive offices) (Zip code)

Corporation Service Company

84 State Street

Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: 011-44-20-3077-6000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

Item 1. Schedule of Investments.

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $1,953,570)
Puma International Financing S.A. 6.750%, 02/01/2021		1,900,000	$1,883,850	0.72
			1,883,850	0.72
Bangladesh (Cost $1,479,035)
Banglalink Digital Communications Ltd. 8.625%, 05/06/2019		1,400,000	1,372,000	0.52
			1,372,000	0.52
Barbados (Cost $2,762,307)
Columbus International, Inc. 7.375%, 03/30/2021		2,600,000	2,674,750	1.02
			2,674,750	1.02
Brazil (Cost $11,644,820)
Banco Bradesco S.A. 4.125%, 05/16/2016		200,000	204,200	0.08
Banco Bradesco S.A. 4.500%, 01/12/2017		200,000	207,800	0.08
Banco do Brasil S.A. 5.875%, 01/26/2022		260,000	260,000	0.10
Banco do Brasil S.A. 3.875%, 10/10/2022		200,000	184,500	0.07
Banco do Brasil S.A. 5.875%, 01/19/2023		875,000	882,656	0.33
Banco Votorantim S.A. 6.250%, 05/16/2016	BRL	2,300,000	1,001,613	0.38
BRF S.A. 5.875%, 06/06/2022		200,000	215,546	0.08
BRF S.A. 4.750%, 05/22/2024		535,000	534,304	0.20
Cosan Luxembourg S.A. 9.500%, 03/14/2018	BRL	2,650,000	839,467	0.32
Itau Unibanco Holding S.A. 5.650%, 03/19/2022		380,000	386,650	0.15
Marfrig Holding Europe B.V. 8.375%, 05/09/2018		1,605,000	1,511,910	0.57
Marfrig Holding Europe B.V. 6.875%, 06/24/2019		700,000	607,250	0.23
Marfrig Overseas Ltd. 9.500%, 05/04/2020		1,020,000	952,425	0.36
Minerva Luxembourg S.A. 12.250%, 02/10/2022(2)		200,000	221,800	0.08
Minerva Luxembourg S.A. 7.750%, 01/31/2023		200,000	192,500	0.07
Oi S.A. 9.750%, 09/15/2016	BRL	1,770,000	593,683	0.23
Petrobras Global Finance B.V., FRN 2.393%, 01/15/2019		550,000	468,875	0.18
Petrobras Global Finance B.V. 4.375%, 05/20/2023		305,000	251,137	0.10
Petrobras Global Finance B.V. 7.250%, 03/17/2044		120,000	103,499	0.04
Petrobras International Finance Co. S.A. 6.750%, 01/27/2041		255,000	211,757	0.08
QGOG Constellation S.A. 6.250%, 11/09/2019		804,000	367,589	0.14
Vale Overseas Ltd. 4.375%, 01/11/2022		250,000	237,695	0.09
			10,436,856	3.96
Chile (Cost $5,483,806)
Automotores Gildemeister S.A. 8.250%, 05/24/2021		1,565,000	755,112	0.29
Automotores Gildemeister S.A. 6.750%, 01/15/2023		580,000	255,200	0.10
Banco de Credito e Inversiones 4.000%, 02/11/2023		200,000	201,047	0.08
Banco del Estado de Chile 4.125%, 10/07/2020		200,000	199,405	0.07
Cencosud S.A. 5.500%, 01/20/2021		150,000	157,353	0.06
Colbun S.A. 4.500%, 07/10/2024		200,000	204,596	0.08
E.CL S.A. 5.625%, 01/15/2021		300,000	331,333	0.12
E.CL S.A. 4.500%, 01/29/2025		300,000	305,083	0.12
Inversiones Alsacia S.A. 8.000%, 08/18/2018		1,150,000	—	—
Inversiones CMPC S.A. 4.375%, 05/15/2023		200,000	200,318	0.08
VTR Finance B.V. 6.875%, 01/15/2024		2,220,000	2,225,661	0.84
			4,835,108	1.84
China (Cost $31,945,157)
Agile Property Holdings Ltd. 9.875%, 03/20/2017		600,000	603,000	0.23
Agile Property Holdings Ltd. 8.875%, 04/28/2017		432,000	425,520	0.16
Baidu, Inc. 3.500%, 11/28/2022		400,000	405,429	0.15

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
China - (continued)
Bestgain Real Estate Ltd. 2.625%, 03/13/2018		600,000	$587,459	0.22
Central China Real Estate Ltd. 6.500%, 06/04/2018		890,000	823,387	0.31
Central China Real Estate Ltd. 8.000%, 01/28/2020		730,000	680,056	0.26
China CITIC Bank International Ltd. 6.875%, 06/24/2020		455,000	512,262	0.19
China Forestry Holdings Co. Ltd. 10.250%, 11/17/2015(3)		60,000	11,400	—
China Hongqiao Group Ltd. 7.625%, 06/26/2017		985,000	966,739	0.37
China Hongqiao Group Ltd. 6.875%, 05/03/2018		550,000	525,290	0.20
China Overseas Finance Cayman III Ltd. 3.375%, 10/29/2018		325,000	326,765	0.12
China Overseas Finance Cayman V Ltd. 3.950%, 11/15/2022		350,000	343,058	0.13
China Railway Resources Huitung Ltd. 3.850%, 02/05/2023		200,000	205,412	0.08
China SCE Property Holdings Ltd. 11.500%, 11/14/2017		1,750,000	1,745,625	0.66
China Shanshui Cement Group Ltd. 10.500%, 04/27/2017		530,000	547,225	0.21
CIFI Holdings Group Co. Ltd. 12.250%, 04/15/2018		1,365,000	1,467,375	0.56
CIFI Holdings Group Co. Ltd. 8.875%, 01/27/2019		590,000	587,991	0.22
Country Garden Holdings Co. Ltd. 7.250%, 04/04/2021		530,000	516,750	0.20
Country Garden Holdings Co. Ltd. 7.500%, 01/10/2023		1,064,000	1,012,130	0.38
Emerald Plantation Holdings Ltd. 6.000%, 01/30/2020(2)(4)		66,885	60,196	0.02
ENN Energy Holdings Ltd. 6.000%, 05/13/2021		410,000	460,685	0.18
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016(4)(5)(6)		263,125	263,125	0.10
Favor Sea Ltd. 11.750%, 02/04/2019		1,000,000	980,000	0.37
Franshion Brilliant Ltd. 5.750%, 03/19/2019		595,000	619,086	0.24
Hyva Global B.V. 8.625%, 03/24/2016		855,000	797,715	0.30
Kaisa Group Holdings Ltd. 8.875%, 03/19/2018		1,140,000	837,900	0.32
Kaisa Group Holdings Ltd. 9.000%, 06/06/2019		590,000	427,750	0.16
Kaisa Group Holdings Ltd. 10.250%, 01/08/2020		1,175,000	881,250	0.34
KWG Property Holding Ltd. 13.250%, 03/22/2017		465,000	485,925	0.18
KWG Property Holding Ltd. 8.975%, 01/14/2019		1,030,000	952,750	0.36
MIE Holdings Corp. 6.875%, 02/06/2018		400,000	255,000	0.10
MIE Holdings Corp. 7.500%, 04/25/2019		1,805,000	1,083,000	0.41
Shimao Property Holdings Ltd. 6.625%, 01/14/2020		483,000	470,925	0.18
Sino-Forest Corp. 5.000%, 08/01/2013(5)(6)(7)		21,000	—	—
Sino-Forest Corp. 10.250%, 07/28/2014(5)(6)(7)		82,000	—	—
Sino-Forest Corp. 4.250%, 12/15/2016(5)(6)(7)		113,000	—	—
Sino-Forest Corp. 6.250%, 10/21/2017(5)(6)(7)		252,000	—	—
Sunac China Holdings Ltd. 9.375%, 04/05/2018		1,660,000	1,643,400	0.62
Tencent Holdings Ltd. 3.375%, 05/02/2019		320,000	330,074	0.13
Texhong Textile Group Ltd. 6.500%, 01/18/2019		710,000	681,600	0.26
Times Property Holdings Ltd. 12.625%, 03/21/2019		885,000	880,698	0.33
Trillion Chance Ltd. 8.500%, 01/10/2019		1,425,000	1,333,318	0.51
Wanda Properties Overseas Ltd. 4.875%, 11/21/2018		800,000	813,386	0.31
Yingde Gases Investment Ltd. 8.125%, 04/22/2018		1,200,000	1,014,000	0.39
Yuzhou Properties Co. Ltd. 8.750%, 10/04/2018		570,000	550,050	0.21
Yuzhou Properties Co. Ltd. 8.625%, 01/24/2019		1,395,000	1,363,612	0.52
			29,478,318	11.19
Colombia (Cost $15,351,613)
Banco Davivienda S.A. 2.950%, 01/29/2018		600,000	594,900	0.23
Banco de Bogota S.A. 5.000%, 01/15/2017		435,000	455,706	0.17
Banco de Bogota S.A. 5.375%, 02/19/2023		285,000	291,697	0.11
Bancolombia S.A. 5.950%, 06/03/2021		460,000	502,596	0.19
Colombia Telecomunicaciones S.A. ESP 5.375%, 09/27/2022		1,390,000	1,372,625	0.52

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Colombia - (continued)
Ecopetrol S.A. 7.625%, 07/23/2019		270,000	$314,550	0.12
Emgesa S.A. ESP 8.750%, 01/25/2021	COP	1,220,000,000	536,550	0.20
Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/2023	COP	1,000,000,000	394,467	0.15
Empresas Publicas de Medellin ESP 8.375%, 02/01/2021	COP	1,258,000,000	547,024	0.21
Millicom International Cellular S.A. 4.750%, 05/22/2020		400,000	377,000	0.14
Millicom International Cellular S.A. 6.625%, 10/15/2021		1,125,000	1,150,312	0.44
Pacific Rubiales Energy Corp. 5.375%, 01/26/2019		565,000	371,488	0.14
Pacific Rubiales Energy Corp. 7.250%, 12/12/2021		1,900,000	1,235,000	0.47
Pacific Rubiales Energy Corp. 5.125%, 03/28/2023		960,000	522,240	0.20
Pacific Rubiales Energy Corp. 5.625%, 01/19/2025		4,660,000	2,656,200	1.01
Transportadora de Gas Internacional S.A. ESP 5.700%, 03/20/2022		605,000	642,026	0.24
			11,964,381	4.54
Czech Republic (Cost $2,168,486)
EP Energy A.S. 5.875%, 11/01/2019	EUR	430,000	551,447	0.21
New World Resources N.V. 8.000%, 04/07/2020(4)	EUR	1,301,822	926,767	0.35
New World Resources N.V. 4.000%, 10/07/2020(4)	EUR	600,644	237,555	0.09
			1,715,769	0.65
Ghana (Cost $1,133,482)
Tullow Oil PLC 6.000%, 11/01/2020		595,000	499,800	0.19
Tullow Oil PLC 6.250%, 04/15/2022		570,000	478,800	0.18
			978,600	0.37
Guatemala (Cost $1,931,188)
Comcel Trust via Comunicaciones Celulares S.A. 6.875%, 02/06/2024		1,800,000	1,863,000	0.71
			1,863,000	0.71
Hong Kong (Cost $1,402,178)
CFG Investment S.A.C. 9.750%, 07/30/2019		400,000	334,000	0.13
LS Finance 2017 Ltd. 5.250%, 01/26/2017		200,000	210,360	0.08
Noble Group Ltd. 6.750%, 01/29/2020		200,000	216,000	0.08
PCCW-HKT Capital No 4 Ltd. 4.250%, 02/24/2016		250,000	257,125	0.10
Wharf Finance Ltd. 6.125%, 11/06/2017		300,000	328,871	0.12
			1,346,356	0.51
India (Cost $8,141,924)
Bharat Petroleum Corp. Ltd. 4.625%, 10/25/2022		200,000	208,458	0.08
Bharti Airtel International Netherlands B.V. 5.125%, 03/11/2023		550,000	607,530	0.23
Greenko Dutch B.V. 8.000%, 08/01/2019		560,000	497,000	0.19
ICICI Bank Ltd. 4.750%, 11/25/2016		805,000	843,074	0.32
Reliance Holding USA, Inc. 4.500%, 10/19/2020		250,000	267,478	0.10
Reliance Holding USA, Inc. 5.400%, 02/14/2022		500,000	547,654	0.21
State Bank of India 4.125%, 08/01/2017		320,000	335,014	0.13
State Bank of India 4.875%, 04/17/2024		200,000	216,540	0.08
Suzlon Energy Ltd. 5.000%, 04/13/2016(2)		200,000	191,500	0.07
Vedanta Resources PLC 9.500%, 07/18/2018		915,000	905,850	0.34
Vedanta Resources PLC 8.250%, 06/07/2021		2,065,000	1,868,825	0.71
Vedanta Resources PLC 7.125%, 05/31/2023		1,430,000	1,211,925	0.46
			7,700,848	2.92
Indonesia (Cost $6,380,017)
Berau Capital Resources Pte Ltd. 12.500%, 07/08/2015		1,175,000	675,625	0.26
Berau Coal Energy Tbk PT 7.250%, 03/13/2017		4,120,000	1,998,200	0.76
Enercoal Resources Pte Ltd. 6.000%, 04/07/2018		500,000	75,000	0.03

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Indonesia - (continued)
Golden Legacy Pte Ltd. 9.000%, 04/24/2019		600,000	$579,000	0.22
Indo Energy Finance II B.V. 6.375%, 01/24/2023		2,225,000	1,457,375	0.55
			4,785,200	1.82
Iraq (Cost $1,183,446)
Genel Energy Finance PLC 7.500%, 05/14/2019		1,200,000	1,032,000	0.39
			1,032,000	0.39
Israel (Cost $1,560,369)
Delek & Avner Tamar Bond Ltd. 2.803%, 12/30/2016(6)		170,000	169,459	0.06
Delek & Avner Tamar Bond Ltd. 3.839%, 12/30/2018(6)		100,000	100,175	0.04
Israel Chemicals Ltd. 4.500%, 12/02/2024(6)		330,000	335,313	0.13
Israel Electric Corp. Ltd. 5.625%, 06/21/2018		365,000	386,900	0.15
Israel Electric Corp. Ltd. 7.250%, 01/15/2019		270,000	301,698	0.11
Israel Electric Corp. Ltd. 9.375%, 01/28/2020		225,000	279,090	0.11
			1,572,635	0.60
Jamaica (Cost $11,467,541)
Digicel Group Ltd. 8.875%, 01/15/2015		7,000,000	6,811,000	2.59
Digicel Group Ltd. 7.125%, 04/01/2022		1,570,000	1,422,341	0.54
Digicel Ltd. 6.000%, 04/15/2021		2,565,000	2,404,688	0.91
			10,638,029	4.04
Kazakhstan (Cost $14,178,330)
Development Bank of Kazakhstan JSC 4.125%, 12/10/2022		800,000	650,000	0.25
Kaspi Bank JSC 9.875%, 10/28/2016		1,370,000	1,342,600	0.51
KazAgro National Management Holding JSC 3.255%, 05/22/2019	EUR	535,000	518,876	0.20
KazAgro National Management Holding JSC 4.625%, 05/24/2023		410,000	332,182	0.13
Kazkommertsbank JSC 8.000%, 11/03/2015		1,425,000	1,380,284	0.52
Kazkommertsbank JSC 7.500%, 11/29/2016		1,700,000	1,496,000	0.57
Kazkommertsbank JSC 6.875%, 02/13/2017	EUR	1,750,000	1,681,270	0.64
Kazkommertsbank JSC 8.500%, 05/11/2018		1,290,000	1,033,393	0.39
KazMunayGas National Co. JSC 6.000%, 11/07/2044		400,000	326,080	0.12
Nostrum Oil & Gas Finance B.V. 6.375%, 02/14/2019		1,430,000	1,144,000	0.43
Zhaikmunai LLP 7.125%, 11/13/2019		2,290,000	1,836,580	0.70
			11,741,265	4.46
Kuwait (Cost $1,046,273)
Kuwait Projects Co. 9.375%, 07/15/2020		840,000	1,062,600	0.40
			1,062,600	0.40
Lithuania (Cost $1,670,327)
Bite Finance International B.V., FRN 7.580%, 02/15/2018	EUR	1,265,000	1,293,652	0.49
			1,293,652	0.49
Malaysia (Cost $398,706)
Malayan Banking Bhd., FRN 3.250%, 09/20/2022		400,000	401,411	0.15
			401,411	0.15
Mexico (Cost $19,819,277)
Alfa S.A.B. de C.V. 6.875%, 03/25/2044		400,000	426,000	0.16
Alpek S.A. de C.V. 4.500%, 11/20/2022		200,000	204,000	0.08
America Movil S.A.B. de C.V., FRN 1.241%, 09/12/2016		500,000	504,055	0.19
America Movil S.A.B. de C.V. 5.000%, 03/30/2020		175,000	195,694	0.07
Banco Inbursa S.A. Institucion de Banca Multiple 4.125%, 06/06/2024		690,000	684,618	0.26
BBVA Bancomer S.A. 4.500%, 03/10/2016		725,000	748,562	0.28
CEMEX Espana S.A. 9.875%, 04/30/2019		750,000	817,500	0.31
Cemex Finance LLC 9.375%, 10/12/2022		3,090,000	3,401,936	1.29

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Mexico - (continued)
Cemex S.A.B. de C.V. 5.875%, 03/25/2019		455,000	$458,185	0.17
Cemex S.A.B. de C.V. 6.500%, 12/10/2019		1,270,000	1,282,700	0.49
Cemex S.A.B. de C.V. 7.250%, 01/15/2021		450,000	464,625	0.18
Cemex S.A.B. de C.V. 5.700%, 01/11/2025		480,000	442,800	0.17
Comision Federal de Electricidad 4.875%, 05/26/2021		200,000	215,000	0.08
Corp. GEO S.A.B. de C.V. 9.250%, 06/30/2020(3)		100,000	5,500	—
Corp. GEO S.A.B. de C.V. 8.875%, 03/27/2022(3)		200,000	11,000	—
Desarrolladora Homex S.A.B. de C.V. 9.500%, 12/11/2019(3)		100,000	7,000	—
Desarrolladora Homex S.A.B. de C.V. 9.750%, 03/25/2020(3)		100,000	7,000	—
El Puerto de Liverpool S.A.B. de C.V. 3.950%, 10/02/2024(6)		600,000	592,500	0.22
Elementia S.A.B. de C.V. 5.500%, 01/15/2025		350,000	334,688	0.13
Empresas ICA S.A.B. de C.V. 8.900%, 02/04/2021		1,700,000	1,222,300	0.46
Empresas ICA S.A.B. de C.V. 8.875%, 05/29/2024		1,900,000	1,332,375	0.51
Fresnillo PLC 5.500%, 11/13/2023		500,000	519,375	0.20
Gruma S.A.B. de C.V. 4.875%, 12/01/2024(5)(6)		300,000	313,500	0.12
Grupo Televisa S.A.B. 6.625%, 03/18/2025		570,000	724,544	0.28
Grupo Televisa S.A.B. 7.250%, 05/14/2043	MXN	17,140,000	1,040,650	0.40
Mexichem S.A.B. de C.V. 4.875%, 09/19/2022		275,000	288,062	0.11
Mexichem S.A.B. de C.V. 5.875%, 09/17/2044		230,000	222,755	0.08
Mexico Generadora de Energia S. de rl 5.500%, 12/06/2032		300,000	303,000	0.12
Petroleos Mexicanos 3.500%, 07/23/2020(5)(6)		500,000	501,875	0.19
Petroleos Mexicanos 4.500%, 01/23/2026(6)		500,000	499,250	0.19
Red de Carreteras de Occidente S.A.P.I.B. de C.V. 9.000%, 06/10/2028	MXN	7,140,000	462,259	0.18
			18,233,308	6.92
Mongolia (Cost $7,419,776)
Mongolian Mining Corp. 8.875%, 03/29/2017		8,810,000	5,858,650	2.22
Trade & Development Bank of Mongolia LLC 8.500%, 09/20/2015		970,000	948,977	0.36
			6,807,627	2.58
Nigeria (Cost $9,891,694)
Access Bank PLC, FRN 9.250%, 06/24/2021		1,625,000	1,340,950	0.51
Afren PLC 11.500%, 02/01/2016		600,000	210,000	0.08
Afren PLC 6.625%, 12/09/2020		795,000	270,300	0.10
FBN Finance Co. B.V., FRN 8.250%, 08/07/2020		1,400,000	1,211,000	0.46
FBN Finance Co. B.V., FRN 8.000%, 07/23/2021		1,390,000	1,132,850	0.43
Sea Trucks Group Ltd. 9.000%, 03/26/2018(6)		3,430,000	2,229,500	0.84
Seven Energy Ltd. 10.250%, 10/11/2021		1,100,000	836,000	0.32
			7,230,600	2.74
Paraguay (Cost $1,189,509)
Telefonica Celular del Paraguay S.A. 6.750%, 12/13/2022		1,100,000	1,129,909	0.43
			1,129,909	0.43
Peru (Cost $2,713,155)
Abengoa Transmision Sur S.A. 6.875%, 04/30/2043		200,000	221,666	0.08
Ajecorp B.V. 6.500%, 05/14/2022		480,000	388,800	0.15
Banco de Credito del Peru 5.375%, 09/16/2020		120,000	131,700	0.05
Banco de Credito del Peru 4.250%, 04/01/2023		165,000	169,076	0.06
Banco Internacional del Peru S.A.A. 5.750%, 10/07/2020		290,000	317,840	0.12
BBVA Banco Continental S.A. 3.250%, 04/08/2018		150,000	153,375	0.06
BBVA Banco Continental S.A., FRN 5.250%, 09/22/2029		205,000	209,838	0.08

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Peru - (continued)
Minsur S.A. 6.250%, 02/07/2024		300,000	$323,250	0.12
Southern Copper Corp. 3.500%, 11/08/2022		65,000	62,514	0.02
Southern Copper Corp. 7.500%, 07/27/2035		175,000	197,099	0.08
Southern Copper Corp. 5.250%, 11/08/2042		135,000	121,500	0.05
Transportadora de Gas del Peru S.A. 4.250%, 04/30/2028		400,000	388,380	0.15
			2,685,038	1.02
Poland (Cost $947,851)
PKO Finance AB 4.630%, 09/26/2022		940,000	992,875	0.38
			992,875	0.38
Qatar (Cost $1,406,137)
CBQ Finance Ltd. 7.500%, 11/18/2019		570,000	686,138	0.26
Nakilat, Inc. 6.067%, 12/31/2033		180,000	212,326	0.08
Ras Laffan Liquefied Natural Gas Co. Ltd. II 5.298%, 09/30/2020		222,984	241,101	0.09
Ras Laffan Liquefied Natural Gas Co. Ltd. III 5.838%, 09/30/2027		250,000	290,305	0.11
			1,429,870	0.54
Russian Federation (Cost $43,122,373)
Alfa Bank OJSC Via Alfa Bond Issuance PLC 8.625%, 04/26/2016	RUB	50,400,000	643,980	0.24
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.500%, 09/26/2019		2,800,000	2,372,692	0.90
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.750%, 04/28/2021		1,100,000	931,889	0.35
Brunswick Rail Finance Ltd. 6.500%, 11/01/2017		2,140,000	963,000	0.37
CEDC Finance Corp. International, Inc., FRN 9.000%, 04/30/2018		2,720,127	2,288,307	0.87
CEDC Finance Corp. International, Inc. 10.000%, 04/30/2018(4)		2,292,213	1,719,160	0.65
Credit Bank of Moscow Via CBOM Finance PLC 7.700%, 02/01/2018		2,530,000	2,010,136	0.76
Far East Capital Ltd. S.A. 8.000%, 05/02/2018		2,570,000	899,500	0.34
Far East Capital Ltd. S.A. 8.750%, 05/02/2020		1,650,000	544,500	0.21
Gazprom Neft OAO Via GPN Capital S.A. 4.375%, 09/19/2022		650,000	460,200	0.17
Gazprom OAO Via Gaz Capital S.A. 4.300%, 11/12/2015		700,000	691,950	0.26
Gazprom OAO Via Gaz Capital S.A. 8.625%, 04/28/2034		50,000	48,000	0.02
Metalloinvest Finance Ltd. 5.625%, 04/17/2020		762,000	576,925	0.22
Mobile Telesystems OJSC via MTS International Funding Ltd. 8.625%, 06/22/2020		550,000	528,913	0.20
Mobile Telesystems OJSC via MTS International Funding Ltd. 5.000%, 05/30/2023		200,000	156,700	0.06
Petropavlovsk 2010 Ltd. 4.000%, 03/18/2015		1,200,000	1,048,320	0.40
Rosneft Oil Co. via Rosneft International Finance Ltd. 3.149%, 03/06/2017		600,000	519,000	0.20
Russian Standard Bank Via Russian Standard Finance S.A. 9.250%, 07/11/2017		1,890,000	1,719,900	0.65
Russian Standard Bank Via Russian Standard Finance S.A. 10.750%, 04/10/2018		1,710,000	684,342	0.26
Sistema JSFC via Sistema International Funding S.A. 6.950%, 05/17/2019		955,000	611,200	0.23

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation - (continued)
Tinkoff Credit Systems Via TCS Finance Ltd. 10.750%, 09/18/2015		1,440,000	$1,339,200	0.51
Tinkoff Credit Systems Via TCS Finance Ltd. 14.000%, 06/06/2018		1,410,000	916,500	0.35
TMK OAO Via TMK Capital S.A. 7.750%, 01/27/2018		1,855,000	1,165,088	0.44
TMK OAO Via TMK Capital S.A. 6.750%, 04/03/2020		1,500,000	840,000	0.32
VEB-Leasing Via VEB Leasing Investment Ltd. 5.125%, 05/27/2016		200,000	185,250	0.07
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021		2,500,000	2,125,000	0.81
VimpelCom Holdings B.V. 9.000%, 02/13/2018	RUB	69,597,000	785,300	0.30
VimpelCom Holdings B.V. 7.504%, 03/01/2022		2,795,000	2,322,869	0.88
VimpelCom Holdings B.V. 5.950%, 02/13/2023		2,000,000	1,515,000	0.58
Vnesheconombank Via VEB Finance PLC 4.224%, 11/21/2018		540,000	399,600	0.15
VTB Bank OJSC Via VTB Capital S.A. 6.465%, 03/04/2015		270,000	269,325	0.10
			31,281,746	11.87
Saudi Arabia (Cost $1,138,519)
SABIC Capital II B.V. 2.625%, 10/03/2018		300,000	305,250	0.12
Saudi Electricity Global Sukuk Co. 2.665%, 04/03/2017		500,000	515,685	0.19
Saudi Electricity Global Sukuk Co. 3 4.000%, 04/08/2024		310,000	333,250	0.13
			1,154,185	0.44
Singapore (Cost $464,540)
SingTel Group Treasury Pte Ltd. 2.375%, 09/08/2017		255,000	260,542	0.10
United Overseas Bank Ltd., FRN 2.875%, 10/17/2022		200,000	202,858	0.08
			463,400	0.18
South Africa (Cost $9,982,182)
AngloGold Ashanti Holdings PLC 8.500%, 07/30/2020		1,290,000	1,388,531	0.53
Edcon Holdings Ltd. 13.375%, 06/30/2019	EUR	1,680,000	588,504	0.22
Edcon Ltd. 9.500%, 03/01/2018	EUR	3,445,000	3,117,379	1.18
MTN Mauritius Investments Ltd. 4.755%, 11/11/2024		720,000	727,200	0.28
Myriad International Holdings B.V. 6.375%, 07/28/2017		360,000	394,920	0.15
Standard Bank PLC 8.125%, 12/02/2019		985,000	1,069,414	0.41
			7,285,948	2.77
South Korea (Cost $1,378,759)
Korea Gas Corp. 2.875%, 07/29/2018		505,000	515,710	0.19
Shinhan Bank 1.875%, 07/30/2018		300,000	297,858	0.11
SK Innovation Co. Ltd. 3.625%, 08/14/2018		200,000	206,614	0.08
Woori Bank 2.875%, 10/02/2018		350,000	358,522	0.14
			1,378,704	0.52
Thailand (Cost $1,348,804)
Bangkok Bank PCL 3.875%, 09/27/2022		500,000	529,652	0.20
PTT Global Chemical PCL 4.250%, 09/19/2022		510,000	524,335	0.20
Siam Commercial Bank Ltd. 3.375%, 09/19/2017		305,000	315,003	0.12
			1,368,990	0.52
Turkey (Cost $5,132,796)
Akbank TAS 7.500%, 02/05/2018	TRY	1,680,000	656,276	0.25
Akbank TAS 4.000%, 01/24/2020(6)		500,000	495,125	0.19
Anadolu Efes Biracilik Ve Malt Sanayii A.S. 3.375%, 11/01/2022		200,000	180,800	0.07
KOC Holding A.S. 3.500%, 04/24/2020		600,000	582,096	0.22
Tupras Turkiye Petrol Rafinerileri A.S. 4.125%, 05/02/2018		540,000	537,462	0.20

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Turkey - (continued)
Turkiye Garanti Bankasi A.S. 7.375%, 03/07/2018	TRY	1,720,000	$656,088	0.25
Turkiye Garanti Bankasi A.S. 4.750%, 10/17/2019		355,000	361,212	0.14
Turkiye Garanti Bankasi A.S. 6.250%, 04/20/2021		200,000	217,287	0.08
Turkiye Is Bankasi 5.500%, 04/21/2019		375,000	391,875	0.15
Turkiye Is Bankasi 5.000%, 04/30/2020		300,000	305,250	0.11
Yuksel Insaat A.S. 9.500%, 11/10/2015		900,000	522,000	0.20
			4,905,471	1.86
Ukraine (Cost $32,209,894)
Avangardco Investments Public Ltd. 10.000%, 10/29/2015		2,120,000	1,051,520	0.40
Commercial Bank Privatbank JSC Via Standard Bank, FRN 5.799%, 02/09/2016		720,000	331,344	0.12
DTEK Finance B.V. 9.500%, 04/28/2015		1,425,000	857,850	0.32
DTEK Finance PLC 7.875%, 04/04/2018		6,055,000	2,426,614	0.92
Ferrexpo Finance PLC 7.875%, 04/07/2016		3,330,000	2,497,500	0.95
Metinvest B.V. 10.500%, 11/28/2017(5)(6)		2,700,000	1,296,540	0.49
Metinvest B.V. 8.750%, 02/14/2018		4,900,000	2,205,000	0.84
MHP S.A. 10.250%, 04/29/2015		1,945,000	1,818,575	0.69
MHP S.A. 8.250%, 04/02/2020		4,790,000	2,946,458	1.12
Mriya Agro Holding PLC 9.450%, 04/19/2018(3)		2,000,000	200,000	0.08
NTRP Via Interpipe Ltd. 10.250%, 08/02/2017		200,000	79,200	0.03
Oschadbank Via SSB #1 PLC 8.250%, 03/10/2016		853,000	408,222	0.15
Oschadbank Via SSB #1 PLC 8.875%, 03/20/2018		755,000	345,702	0.13
Privatbank CJSC Via UK SPV Credit Finance PLC 9.375%, 09/23/2015		545,000	305,309	0.12
UKRLANDFARMING PLC 10.875%, 03/26/2018		4,445,000	1,601,089	0.61
			18,370,923	6.97
United Arab Emirates (Cost $13,365,921)
Abu Dhabi National Energy Co. 2.500%, 01/12/2018		415,000	419,669	0.16
Abu Dhabi National Energy Co. 5.875%, 12/13/2021		270,000	322,312	0.12
ADCB Finance Cayman Ltd., FRN 3.125%, 05/28/2023		400,000	399,000	0.15
Dana Gas Sukuk Ltd. 9.000%, 10/31/2017		736,150	633,089	0.24
DP World Ltd. 6.850%, 07/02/2037		1,000,000	1,165,240	0.44
DP World Sukuk Ltd. 6.250%, 07/02/2017		690,000	753,273	0.29
Dubai Electricity & Water Authority 6.375%, 10/21/2016		200,000	215,750	0.08
Dubai Electricity & Water Authority 7.375%, 10/21/2020		175,000	214,207	0.08
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	2,300,000	3,509,295	1.33
Emaar Sukuk Ltd. 6.400%, 07/18/2019		500,000	569,000	0.22
EMG SUKUK Ltd. 4.564%, 06/18/2024		450,000	469,125	0.18
Emirates NBD PJSC 3.250%, 11/19/2019		500,000	506,250	0.19
Emirates Telecommunications Corp. 2.375%, 06/18/2019		280,000	284,900	0.11
Emirates Telecommunications Corp. 3.500%, 06/18/2024		650,000	686,972	0.26
MAF Global Securities Ltd. 5.250%, 07/05/2019		545,000	594,922	0.23
MAF Global Securities Ltd. 4.750%, 05/07/2024		440,000	459,250	0.17
MAF Sukuk Ltd. 5.850%, 02/07/2017		400,000	431,500	0.16
Sukuk Funding No. 3 Ltd. 4.348%, 12/03/2018		1,320,000	1,385,631	0.53
			13,019,385	4.94
Vietnam (Cost $1,301,415)
Vingroup JSC 11.625%, 05/07/2018		1,205,000	1,241,150	0.47
			1,241,150	0.47
Total Debt Securities (Cost $276,115,177)			227,755,757	86.45

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Bank Loans

Czech Republic (Cost $569,811)
New World Resources N.V. 4.081%, 10/07/2016(2)	EUR	449,999	$508,499	0.20
			508,499	0.20
United Arab Emirates (Cost $11,581,438)
DP World Ltd. 1.000%, 09/30/2015(2)		2,936,858	2,848,752	1.08
DP World Ltd. 2.500%, 09/30/2018(2)		9,257,031	7,405,625	2.81
DP World Ltd. 3.000%, 09/30/2018(2)		1,542,657	1,234,126	0.47
			11,488,503	4.36
Total Bank Loans (Cost $12,151,249)			11,997,002	4.56

		Shares	Value	% of Net Assets
Equity Securities

China (Cost $ — )
Emerald Plantation Holdings Ltd.(2)		78,275	$18,786	0.01
			18,786	0.01
Czech Republic (Cost $1,093,253)
New World Resources N.V.(5)(6)(7)	EUR	58,064	—	—
New World Resources N.V.(5)(6)(7)	EUR	43,548	—	—
New World Resources PLC, Class A	GBP	36,580,138	700,669	0.26
			700,669	0.26
Total Equity Securities (Cost $1,093,253)			719,455	0.27

	Number of Warrants	Value	% of Net Assets
Warrants

China (Cost $3,926)
Far East Energy Bermuda Ltd., Exp. 12/31/2017, Strike Price $11.92(5)(6)	186,955	$4,487	—

Total Warrants (Cost $3,926)		4,487	—

Total Investments (Total Cost $289,363,605)		240,476,701	91.28

Other Assets Less Liabilities		22,984,356	8.72

Net Assets		$263,461,057	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Security determined to be illiquid by the Investment Manager.
(3)	Issuer has defaulted on terms of debt obligation.
(4)	Security is payment in-kind bond.
(5)	Restricted security that has been deemed illiquid. At January 31, 2015, the value of these restricted illiquid securities amounted to approximately $2,379,527 or 0.9% of net assets. Additional information on each restricted illiquid security is as follows:

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

SECURITY	ACQUISITION DATE AND ENFORCEABLE DATE	ACQUISITION COST
Far East Energy Bermuda Ltd., 13.000%, 01/15/2016	01/14/2013-01/05/2015	$259,981
Far East Energy Bermuda Ltd., Exp. 12/31/2017, Strike Price $11.92	01/14/2013	3,926
Gruma S.A.B. de C.V., 4.875%, 12/1/24	01/30/2015	315,150
Metinvest B.V., 10.500%, 11/28/2017	11/28/2014	2,146,500
New World Resources N.V., 0.000%, 10/07/2020	10/07/2014	—
New World Resources N.V., 0.000%, 10/07/2020	10/07/2014	—
Petroleos Mexicanos, 3.500%, 07/23/20	01/15/2015	499,630
Sino-Forest Corp., 5.000%, 08/01/2013	01/31/2013	—
Sino-Forest Corp., 10.250%, 07/28/2014	01/31/2013	—
Sino-Forest Corp., 4.250%, 12/15/2016	01/31/2013	—
Sino-Forest Corp., 6.250%, 10/21/2017	01/31/2013	—

(6)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(7)	Security has been deemed worthless and is a Level 3 investment.

Percentages shown are based on net assets.

At January 31, 2015, the Ashmore Emerging Markets Corporate Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/03/2015	Santander	Brazilian Real	1,639,307	United States Dollar	599,534	$10,932
02/03/2015	Credit Suisse	Brazilian Real	6,570,232	United States Dollar	2,440,107	6,601
02/03/2015	Credit Suisse	Brazilian Real	831,831	United States Dollar	309,893	(125)
02/03/2015	HSBC Bank	Brazilian Real	268,842	United States Dollar	99,819	296
02/03/2015	BNP Paribas	United States Dollar	248,231	Brazilian Real	684,423	(6,643)
02/03/2015	Deutsche Bank	United States Dollar	402,058	Brazilian Real	1,095,527	(5,909)
02/03/2015	HSBC Bank	United States Dollar	2,650,000	Brazilian Real	7,240,293	(46,234)
02/20/2015	BNP Paribas	United States Dollar	3,724,505	British Pound	2,455,736	26,133
02/20/2015	HSBC Bank	United States Dollar	10,030,432	Euro	8,655,468	248,138
02/26/2015	BNP Paribas	United States Dollar	770,578	Philippine Peso	34,410,150	(7,361)
02/27/2015	Credit Suisse	Colombian Peso	787,791,946	United States Dollar	330,866	(8,862)
02/27/2015	Credit Suisse	Colombian Peso	876,234,999	United States Dollar	370,570	(12,415)
03/30/2015	HSBC Bank	Chinese Yuan Renminbi	7,020,690	United States Dollar	1,133,375	(3,224)
03/30/2015	HSBC Bank	United States Dollar	1,137,414	Chinese Yuan Renminbi	7,020,690	7,264
04/30/2015	HSBC Bank	Chilean Peso	559,500	United States Dollar	889	(13)
04/30/2015	BNP Paribas	Mexican Peso	58,466	United States Dollar	3,981	(102)
04/30/2015	HSBC Bank	Mexican Peso	77,995	United States Dollar	5,250	(76)
04/30/2015	Standard Chartered	United States Dollar	1,577,818	Colombian Peso	3,769,722,576	45,441
04/30/2015	Standard Chartered	United States Dollar	1,329,475	Turkish Lira	3,181,965	52,219

Total						$306,060

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Corporate Debt Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2015:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$217,992,458	$—	$217,992,458
Corporate Convertible Bonds	—	3,271,534	—	3,271,534
Government Agencies	—	399,600	—	399,600
Index Linked Corporate Bonds	—	1,001,613	—	1,001,613
Financial Certificates	—	5,090,552	—	5,090,552

Total Debt Securities	—	227,755,757	—	227,755,757
Bank Loans
Czech Republic	—	—	508,499	508,499
United Arab Emirates	—	11,488,503	—	11,488,503

Total Bank Loans	—	11,488,503	508,499	11,997,002
Common Stock	—	719,455	—	719,455
Warrants	—	4,487	—	4,487

Total Investments	$—	$239,968,202	$508,499	$240,476,701

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$397,024	$—	$397,024
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(90,964)	—	(90,964)

Total Other Financial Instruments	$—	$306,060	$—	$306,060

ASHMORE EMERGING MARKETS CORPORATE DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2015 there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2014.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending January 31, 2015:

Category and Subcategory	Beginning Balance at 10/31/2014	Purchases	Sales	Realized Gains	Realized Losses	Change in Unrealized Appreciation/ (Depreciation)	Transfer into Level 3	Transfer out of Level 3	Ending Balance at 01/31/2015
Investments, at value
Corporate Bonds	$563,916	$—	$—	$—	$—	$(55,417)	$—	$—	$508,499

Total	$563,916	$—	$—	$—	$—	$(55,417)	$—	$—	$508,499

See the table on “Quantitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2015.

Quantitative Information about Level 3 Fair Value Measurements Ashmore Corporate Debt Fund
	Fair Value at 01/31/2015	Valuation Techniques	Unobservable Input
Corporate Bonds	$508,499	At cost plus accrued interest	Loan Term

At January 31, 2015, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$290,579,507

Gross tax appreciation of investments	$952,155
Gross tax depreciation of investments	(51,054,961)

Net tax depreciation of investments	$(50,102,806)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Brazil (Cost $4,534,777)
Brazil Letras do Tesouro Nacional 9.840%, 01/01/2018(2)	BRL	70,000	$18,641	0.02
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2023	BRL	9,726,000	3,283,815	3.85
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2025	BRL	2,081,000	693,038	0.81
			3,995,494	4.68
Chile (Cost $229,514)
Bonos de la Tesoreria de la Republica en pesos 6.000%, 01/01/2020	CLP	20,000,000	34,768	0.04
Chile (Rep of) 5.500%, 08/05/2020	CLP	81,000,000	135,950	0.16
			170,718	0.20
Colombia (Cost $5,911,595)
Colombia (Rep of) 12.000%, 10/22/2015	COP	585,000,000	251,766	0.29
Colombia (Rep of) 7.750%, 04/14/2021	COP	1,078,000,000	492,301	0.58
Colombia (Rep of) 4.375%, 03/21/2023	COP	369,000,000	138,859	0.16
Colombian TES 8.000%, 10/28/2015	COP	400,400,000	168,117	0.20
Colombian TES 7.250%, 06/15/2016	COP	7,700,000	3,265	—
Colombian TES 7.000%, 09/11/2019	COP	856,400,000	376,170	0.44
Colombian TES 10.000%, 07/24/2024	COP	3,779,300,000	1,919,094	2.25
Colombian TES 7.500%, 08/26/2026	COP	2,131,600,000	921,882	1.08
Colombian TES 6.000%, 04/28/2028	COP	1,485,000,000	554,508	0.65
			4,825,962	5.65
Hungary (Cost $2,218,129)
Hungary (Rep of) 6.750%, 02/24/2017	HUF	54,410,000	218,048	0.25
Hungary (Rep of) 6.750%, 11/24/2017	HUF	179,730,000	741,444	0.87
Hungary (Rep of) 6.500%, 06/24/2019	HUF	71,570,000	305,815	0.36
Hungary (Rep of) 7.000%, 06/24/2022	HUF	80,100,000	373,662	0.44
Hungary (Rep of) 6.000%, 11/24/2023	HUF	90,160,000	411,248	0.48
			2,050,217	2.40
India (Cost $332,011)
Power Finance Corp. Ltd. 8.650%, 12/28/2024	INR	20,000,000	322,809	0.38
			322,809	0.38
Indonesia (Cost $5,357,616)
Indonesia (Rep of) 6.250%, 04/15/2017	IDR	3,520,000,000	275,822	0.32
Indonesia (Rep of) 5.250%, 05/15/2018	IDR	6,463,000,000	487,818	0.57
Indonesia (Rep of) 7.875%, 04/15/2019	IDR	9,961,000,000	816,256	0.96
Indonesia (Rep of) 11.000%, 11/15/2020	IDR	1,200,000,000	112,746	0.13
Indonesia (Rep of) 7.000%, 05/15/2027	IDR	9,679,000,000	749,704	0.88
Indonesia (Rep of) 9.000%, 03/15/2029	IDR	22,468,000,000	2,042,615	2.39
Indonesia (Rep of) 8.250%, 06/15/2032	IDR	1,145,000,000	97,374	0.12
Indonesia (Rep of) 6.625%, 05/15/2033	IDR	6,458,000,000	467,831	0.55
Indonesia (Rep of) 8.375%, 03/15/2034	IDR	2,546,000,000	221,488	0.26
			5,271,654	6.18
Malaysia (Cost $5,902,369)
Malaysia (Rep of) 3.394%, 03/15/2017	MYR	1,501,000	412,876	0.48
Malaysia (Rep of) 4.012%, 09/15/2017	MYR	1,338,000	372,975	0.44
Malaysia (Rep of) 3.580%, 09/28/2018	MYR	1,715,000	471,185	0.55
Malaysia (Rep of) 3.654%, 10/31/2019	MYR	2,315,000	637,617	0.75
Malaysia (Rep of) 4.378%, 11/29/2019	MYR	354,000	100,396	0.12
Malaysia (Rep of) 3.492%, 03/31/2020	MYR	2,564,000	698,702	0.82

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Malaysia - (continued)
Malaysia (Rep of) 4.160%, 07/15/2021	MYR	715,000	$201,072	0.24
Malaysia (Rep of) 4.048%, 09/30/2021	MYR	646,000	181,156	0.21
Malaysia (Rep of) 3.418%, 08/15/2022	MYR	554,000	148,090	0.17
Malaysia (Rep of) 3.480%, 03/15/2023	MYR	441,000	118,129	0.14
Malaysia (Rep of) 4.181%, 07/15/2024	MYR	438,000	124,086	0.15
Malaysia (Rep of) 4.392%, 04/15/2026	MYR	690,000	197,343	0.23
Malaysia (Rep of) 4.498%, 04/15/2030	MYR	630,000	180,942	0.21
Malaysia (Rep of) 4.935%, 09/30/2043	MYR	609,000	176,141	0.21
Malaysia Government Investment Issue 4.444%, 05/22/2024	MYR	4,387,000	1,241,273	1.45
			5,261,983	6.17
Mexico (Cost $2,619,806)
Mexican Bonos 10.000%, 12/05/2024	MXN	4,130,000	375,272	0.44
Mexican Bonos 8.500%, 05/31/2029	MXN	6,450,000	551,536	0.65
Mexican Bonos 7.750%, 05/29/2031	MXN	6,310,000	512,808	0.60
Mexican Udibonos 4.000%, 11/15/2040	MXN	2,010,000	830,205	0.97
Petroleos Mexicanos 7.190%, 09/12/2024	MXN	2,540,000	174,536	0.20
			2,444,357	2.86
Peru (Cost $1,194,496)
Peru (Rep of) 5.700%, 08/12/2024	PEN	880,000	294,724	0.35
Peru (Rep of) 8.200%, 08/12/2026	PEN	1,134,000	456,158	0.53
Peru (Rep of) 6.950%, 08/12/2031	PEN	164,000	60,769	0.07
Peru (Rep of) 6.900%, 08/12/2037	PEN	749,000	273,801	0.32
Peru (Rep of) 6.850%, 02/12/2042	PEN	174,000	62,014	0.07
			1,147,466	1.34
Philippines (Cost $661,273)
Philippines (Rep of) 4.950%, 01/15/2021	PHP	5,000,000	121,618	0.15
Philippines (Rep of) 3.900%, 11/26/2022	PHP	10,000,000	231,896	0.27
Philippines (Rep of) 6.250%, 01/14/2036	PHP	10,000,000	266,482	0.31
			619,996	0.73
Poland (Cost $3,487,326)
Poland (Rep of) 3.000%, 08/24/2016	PLN	537,000	189,999	0.22
Poland (Rep of) 4.750%, 04/25/2017	PLN	653,000	188,561	0.22
Poland (Rep of) 3.250%, 07/25/2019	PLN	1,473,000	424,351	0.50
Poland (Rep of) 5.750%, 09/23/2022	PLN	6,683,000	2,304,203	2.70
Poland (Rep of) 2.750%, 08/25/2023	PLN	324,000	116,026	0.14
Poland (Rep of) 4.000%, 10/25/2023	PLN	140,000	44,105	0.05
			3,267,245	3.83
Romania (Cost $859,745)
Romania (Rep of) 5.900%, 07/26/2017	RON	880,000	245,506	0.29
Romania (Rep of) 5.600%, 11/28/2018	RON	170,000	48,781	0.06
Romania (Rep of) 4.750%, 06/24/2019	RON	160,000	45,106	0.05
Romania (Rep of) 5.750%, 04/29/2020	RON	900,000	267,682	0.31
Romania (Rep of) 5.950%, 06/11/2021	RON	600,000	184,419	0.22
			791,494	0.93
Russian Federation (Cost $6,528,448)
Russian Federal Bond - OFZ 6.900%, 08/03/2016	RUB	8,387,000	108,867	0.13
Russian Federal Bond - OFZ 7.400%, 04/19/2017	RUB	21,057,000	263,403	0.31
Russian Federal Bond - OFZ 7.400%, 06/14/2017	RUB	16,376,000	203,067	0.24
Russian Federal Bond - OFZ 6.200%, 01/31/2018	RUB	19,442,000	225,578	0.26
Russian Federal Bond - OFZ 7.500%, 03/15/2018	RUB	27,705,000	331,897	0.39
Russian Federal Bond - OFZ 7.500%, 02/27/2019	RUB	7,572,000	86,482	0.10
Russian Federal Bond - OFZ 6.700%, 05/15/2019	RUB	8,249,000	91,224	0.11

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation - (continued)
Russian Federal Bond - OFZ 6.800%, 12/11/2019	RUB	12,607,000	$136,675	0.16
Russian Federal Bond - OFZ 6.400%, 05/27/2020	RUB	13,630,000	142,329	0.17
Russian Federal Bond - OFZ 7.600%, 04/14/2021	RUB	34,030,000	361,523	0.42
Russian Federal Bond - OFZ 7.600%, 07/20/2022	RUB	6,577,000	67,964	0.08
Russian Federal Bond - OFZ 7.000%, 01/25/2023	RUB	14,851,000	145,925	0.17
Russian Federal Bond - OFZ 7.000%, 08/16/2023	RUB	12,603,000	124,751	0.14
Russian Federal Bond - OFZ 8.150%, 02/03/2027	RUB	25,503,000	262,613	0.31
Russian Federal Bond - OFZ 7.050%, 01/19/2028	RUB	11,551,000	105,123	0.12
			2,657,421	3.11
South Africa (Cost $9,081,662)
South Africa (Rep of) 8.000%, 12/21/2018	ZAR	9,460,000	857,347	1.01
South Africa (Rep of) 7.750%, 02/28/2023	ZAR	17,400,000	1,574,890	1.85
South Africa (Rep of) 10.500%, 12/21/2026	ZAR	14,480,000	1,581,025	1.85
South Africa (Rep of) 8.000%, 01/31/2030	ZAR	6,350,000	572,307	0.67
South Africa (Rep of) 7.000%, 02/28/2031	ZAR	22,695,000	1,850,485	2.17
South Africa (Rep of) 6.250%, 03/31/2036	ZAR	8,770,000	640,387	0.75
South Africa (Rep of) 8.500%, 01/31/2037	ZAR	3,780,000	350,052	0.41
South Africa (Rep of) 6.500%, 02/28/2041	ZAR	4,560,000	336,019	0.39
South Africa (Rep of) 8.750%, 02/28/2048	ZAR	9,410,000	894,536	1.05
Transnet SOC Ltd. 9.500%, 05/13/2021	ZAR	2,200,000	197,762	0.23
			8,854,810	10.38
Thailand (Cost $4,028,834)
Thailand (Rep of) 3.875%, 06/13/2019	THB	27,991,000	912,539	1.07
Thailand (Rep of) 1.200%, 07/14/2021	THB	15,800,000	486,828	0.57
Thailand (Rep of) 3.650%, 12/17/2021	THB	21,632,000	711,590	0.83
Thailand (Rep of) 3.625%, 06/16/2023	THB	15,542,000	512,972	0.60
Thailand (Rep of) 3.850%, 12/12/2025	THB	18,714,000	636,702	0.75
Thailand (Rep of) 1.250%, 03/12/2028	THB	9,000,000	246,120	0.29
Thailand (Rep of) 4.675%, 06/29/2044	THB	12,600,000	455,868	0.53
			3,962,619	4.64
Turkey (Cost $7,987,200)
Turkey (Rep of) 10.700%, 02/24/2016	TRY	890,000	377,640	0.44
Turkey (Rep of) 8.200%, 07/13/2016	TRY	1,070,000	445,706	0.52
Turkey (Rep of) 8.300%, 06/20/2018	TRY	1,855,000	791,084	0.93
Turkey (Rep of) 10.400%, 03/27/2019	TRY	1,330,000	612,725	0.72
Turkey (Rep of) 9.500%, 01/12/2022	TRY	1,160,000	538,177	0.63
Turkey (Rep of) 3.000%, 02/23/2022	TRY	1,505,000	817,910	0.96
Turkey (Rep of) 8.500%, 09/14/2022	TRY	1,430,000	631,321	0.74
Turkey (Rep of) 7.100%, 03/08/2023	TRY	2,947,000	1,201,062	1.41
Turkey (Rep of) 8.800%, 09/27/2023	TRY	1,989,000	900,469	1.05
Turkey (Rep of) 10.400%, 03/20/2024	TRY	785,000	390,526	0.46
Turkey (Rep of) 9.000%, 07/24/2024	TRY	1,710,000	791,984	0.93
			7,498,604	8.79
Uruguay (Cost $1,651,254)
Uruguay (Rep of) 5.000%, 09/14/2018(3)	UYU	5,200,000	407,059	0.48
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	1,929,000	141,935	0.16
Uruguay (Rep of) 4.375%, 12/15/2028	UYU	7,500,000	399,399	0.47
Uruguay (Rep of) 3.700%, 06/26/2037	UYU	3,970,000	257,602	0.30

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Uruguay - (continued)
Uruguay Notas del Tesoro 3.250%, 01/27/2019	UYU	700,000	$82,511	0.10
			1,288,506	1.51
Total Debt Securities (Cost $62,586,055)			54,431,355	63.78
Total Investments in Securities (Cost $62,586,055)			54,431,355	63.78

Fully Funded Total Return Swaps

Indonesia (Cost $2,664,820)
Indonesia (Rep of), Issued by ANZ Banking Corp., 5.250%, 05/15/2018	IDR	763,000,000	57,590	0.07
Indonesia (Rep of), Issued by ANZ Banking Corp., 8.375%, 03/15/2024	IDR	8,500,000,000	732,002	0.86
Indonesia (Rep of), Issued by ANZ Banking Corp., 10.500%, 08/15/2030	IDR	600,000,000	60,938	0.07
Indonesia (Rep of), Issued by ANZ Banking Corp., 8.375%, 03/15/2034	IDR	3,628,000,000	315,616	0.37
Indonesia (Rep of), Issued by Deutsche, 8.375%, 03/15/2034	IDR	6,412,000,000	557,808	0.65
Indonesia (Rep of), Issued by HSBC, 10.500%, 08/15/2030	IDR	2,180,000,000	221,407	0.26
Indonesia (Rep of), Issued by HSBC, 8.250%, 06/15/2032	IDR	30,000,000	2,551	—
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/15/2024	IDR	2,600,000,000	223,907	0.26
Indonesia (Rep of), Issued by Standard Chartered, 10.500%, 08/15/2030	IDR	714,000,000	72,516	0.09
Indonesia (Rep of), Issued by Standard Chartered, 8.375%, 03/15/2034	IDR	4,840,000,000	421,053	0.49
			2,665,388	3.12
Total Fully Funded Total Return Swaps (Cost $2,664,820)			2,665,388	3.12

Total Investments (Total Cost $65,250,875)			57,096,743	66.90

Other Assets Less Liabilities			28,244,862	33.10

Net Assets			$85,341,605	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	Security determined to be illiquid by the Investment Manager.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

At January 31, 2015, the Ashmore Emerging Markets Local Currency Bond Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/03/2015	Barclays	Brazilian Real	2,389,921	United States Dollar	888,078	$1,912
02/03/2015	BNP Paribas	Brazilian Real	3,347,912	United States Dollar	1,214,243	32,495
02/03/2015	BNP Paribas	Brazilian Real	458,000	United States Dollar	175,853	(5,297)
02/03/2015	JP Morgan	Brazilian Real	1,569,000	United States Dollar	584,924	(639)
02/03/2015	Credit Suisse	Brazilian Real	5,017,268	United States Dollar	1,863,354	5,041
02/03/2015	Credit Suisse	Brazilian Real	635,216	United States Dollar	236,646	(96)
02/03/2015	HSBC Bank	Brazilian Real	3,881,336	United States Dollar	1,441,922	3,460
02/03/2015	UBS	Brazilian Real	5,358,864	United States Dollar	1,968,506	27,097
02/03/2015	Santander	United States Dollar	4,678,408	Brazilian Real	12,135,789	159,125
02/03/2015	JP Morgan	United States Dollar	2,350,000	Brazilian Real	6,419,274	(40,493)
02/03/2015	Credit Suisse	United States Dollar	1,060,000	Brazilian Real	2,888,712	(15,736)
02/03/2015	Goldman Sachs	United States Dollar	443,897	Brazilian Real	1,213,742	(8,092)
02/12/2015	Standard Chartered	Nigerian Naira	22,415,561	United States Dollar	126,642	(10,653)
02/12/2015	Standard Chartered	United States Dollar	116,203	Nigerian Naira	22,415,561	215
02/17/2015	Morgan Stanley	Russian Ruble	3,702,097	United States Dollar	59,196	(5,978)
02/27/2015	Credit Suisse	Colombian Peso	584,490,261	United States Dollar	245,481	(6,575)
02/27/2015	Credit Suisse	Colombian Peso	650,109,762	United States Dollar	274,939	(9,211)
02/27/2015	Deutsche Bank	Indian Rupee	16,875,613	United States Dollar	263,888	6,856
02/27/2015	Merrill Lynch	Indian Rupee	35,683,157	United States Dollar	558,466	14,015
02/27/2015	Standard Chartered	Indonesian Rupiah	8,879,846,968	United States Dollar	708,404	(15,013)
02/27/2015	ANZ Banking	Malaysian Ringgit	4,623,300	United States Dollar	1,364,812	(95,509)
02/27/2015	BNP Paribas	Malaysian Ringgit	2,570,646	United States Dollar	709,398	(3,641)
02/27/2015	Deutsche Bank	Malaysian Ringgit	1,407,973	United States Dollar	417,103	(30,551)
02/27/2015	Goldman Sachs	Philippine Peso	28,172,800	United States Dollar	623,361	13,487
02/27/2015	BNP Paribas	Polish Zloty	5,188,763	United States Dollar	1,533,685	(134,185)
02/27/2015	HSBC Bank	South African Rand	5,928,291	United States Dollar	510,782	(3,730)
02/27/2015	BNP Paribas	Thai Baht	33,422,755	United States Dollar	1,007,165	12,655
02/27/2015	Deutsche Bank	Thai Baht	8,577,347	United States Dollar	263,109	(1,390)
02/27/2015	Deutsche Bank	Thai Baht	10,154,725	United States Dollar	311,256	(1,407)
02/27/2015	HSBC Bank	United States Dollar	168,819	Indonesian Rupiah	2,154,968,550	546
02/27/2015	Standard Chartered	United States Dollar	492,567	Indonesian Rupiah	6,239,351,304	5,361
02/27/2015	JP Morgan	United States Dollar	351,088	Malaysian Ringgit	1,270,975	2,149
02/27/2015	Deutsche Bank	United States Dollar	860,000	Malaysian Ringgit	3,101,246	8,569
02/27/2015	UBS	United States Dollar	780,000	Malaysian Ringgit	2,810,106	8,500
02/27/2015	Citibank	United States Dollar	815,250	Philippine Peso	36,845,640	(17,648)
02/27/2015	Deutsche Bank	United States Dollar	2,203,993	Singapore Dollar	2,919,850	46,981
02/27/2015	Goldman Sachs	United States Dollar	120,000	South African Rand	1,399,680	284
02/27/2015	UBS	United States Dollar	990,096	South African Rand	11,033,130	46,423
03/02/2015	Barclays	United States Dollar	309,973	Russian Ruble	22,375,587	(9,477)
03/03/2015	Santander	Brazilian Real	12,135,789	United States Dollar	4,644,034	(157,807)
03/03/2015	Deutsche Bank	United States Dollar	300,000	Brazilian Real	792,316	7,105
03/04/2015	HSBC Bank	Chinese Offshore Yuan	3,747,600	United States Dollar	600,000	(6,159)
03/04/2015	HSBC Bank	Chinese Offshore Yuan	11,149,600	United States Dollar	1,810,000	(43,245)
03/04/2015	HSBC Bank	United States Dollar	1,623,664	Chinese Offshore Yuan	10,100,000	23,228
03/04/2015	HSBC Bank	United States Dollar	771,875	Chinese Offshore Yuan	4,797,200	11,715
03/10/2015	Barclays	United States Dollar	200,000	Russian Ruble	14,491,120	(6,109)
03/19/2015	Standard Chartered	Chinese Offshore Yuan	3,268,774	United States Dollar	523,548	(6,647)
03/19/2015	Standard Chartered	Chinese Offshore Yuan	7,899,790	United States Dollar	1,267,821	(18,602)
03/19/2015	Standard Chartered	United States Dollar	1,794,868	Chinese Offshore Yuan	11,168,564	28,748
03/23/2015	Barclays	Russian Ruble	9,417,380	United States Dollar	140,000	(6,877)
03/23/2015	Barclays	Russian Ruble	11,448,140	United States Dollar	170,000	(8,170)
03/31/2015	Merrill Lynch	Hungarian Forint	346,201,898	United States Dollar	1,256,996	(378)
03/31/2015	Citibank	Indian Rupee	17,430,011	United States Dollar	279,605	(1,459)
03/31/2015	UBS	Indian Rupee	17,728,676	United States Dollar	283,568	(656)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
03/31/2015	Citibank	Malaysian Ringgit	3,070,489	United States Dollar	879,443	$(39,169)
03/31/2015	JP Morgan	Polish Zloty	6,167,980	United States Dollar	1,649,369	12,258
03/31/2015	Morgan Stanley	Russian Ruble	21,109,558	United States Dollar	309,343	(12,072)
03/31/2015	JP Morgan	Thai Baht	6,878,190	United States Dollar	210,169	(627)
03/31/2015	Goldman Sachs	Thai Baht	17,056,839	United States Dollar	521,217	(1,586)
03/31/2015	BNP Paribas	United States Dollar	220,503	Indonesian Rupiah	2,790,467,633	4,178
03/31/2015	Citibank	United States Dollar	356,254	Indonesian Rupiah	4,514,454,279	6,280
04/13/2015	HSBC Bank	Chinese Offshore Yuan	7,218,720	United States Dollar	1,080,000	58,139
04/13/2015	HSBC Bank	Chinese Offshore Yuan	8,846,915	United States Dollar	1,349,129	45,719
04/13/2015	HSBC Bank	Chinese Offshore Yuan	22,111	United States Dollar	3,374	112
04/13/2015	HSBC Bank	United States Dollar	670,000	Chinese Offshore Yuan	4,330,210	(12,722)
04/13/2015	HSBC Bank	United States Dollar	670,000	Chinese Offshore Yuan	4,343,945	(14,888)
04/13/2015	HSBC Bank	United States Dollar	1,130,000	Chinese Offshore Yuan	7,413,591	(38,863)
04/21/2015	Barclays	Russian Ruble	8,894,210	United States Dollar	130,000	(6,007)
04/21/2015	Barclays	Russian Ruble	11,643,640	United States Dollar	170,000	(7,678)
04/30/2015	Standard Chartered	Colombian Peso	2,995,126,409	United States Dollar	1,253,611	(36,104)
04/30/2015	Barclays	Hungarian Forint	346,201,898	United States Dollar	1,258,458	(2,901)
04/30/2015	BNP Paribas	Mexican Peso	33,594,197	United States Dollar	2,287,685	(58,774)
04/30/2015	Citibank	Mexican Peso	16,340,047	United States Dollar	1,112,269	(28,138)
04/30/2015	Merrill Lynch	Mexican Peso	2,806,930	United States Dollar	190,603	(4,368)
04/30/2015	Merrill Lynch	Mexican Peso	10,329,101	United States Dollar	701,681	(16,365)
04/30/2015	Merrill Lynch	Mexican Peso	12,455,732	United States Dollar	847,127	(20,713)
04/30/2015	UBS	Mexican Peso	44,815,255	United States Dollar	3,046,895	(73,488)
04/30/2015	JP Morgan	Peruvian Neuvo Sol	1,025,670	United States Dollar	335,515	(4,867)
04/30/2015	Deutsche Bank	Polish Zloty	1,673,618	United States Dollar	450,000	394
04/30/2015	UBS	Polish Zloty	6,167,980	United States Dollar	1,652,595	7,293
04/30/2015	Merrill Lynch	Romanian Leu	5,300,520	United States Dollar	1,335,816	12,648
04/30/2015	Merrill Lynch	Romanian Leu	707,580	United States Dollar	180,000	10
04/30/2015	Standard Chartered	Turkish Lira	1,500,734	United States Dollar	627,030	(24,629)
04/30/2015	HSBC Bank	United States Dollar	70,990	Chilean Peso	44,688,169	1,042
04/30/2015	Goldman Sachs	United States Dollar	4,015,217	Euro	3,563,064	(14,391)
04/30/2015	Goldman Sachs	United States Dollar	344,639	Hungarian Forint	94,965,278	232
04/30/2015	Deutsche Bank	United States Dollar	1,778,185	Mexican Peso	26,815,119	(947)
04/30/2015	HSBC Bank	United States Dollar	33,232	Mexican Peso	500,840	2
04/30/2015	Merrill Lynch	United States Dollar	371,815	Mexican Peso	5,565,633	2,546
04/30/2015	Merrill Lynch	United States Dollar	172,242	Romanian Leu	677,256	(53)
05/04/2015	Standard Chartered	Chinese Offshore Yuan	7,307,150	United States Dollar	1,113,895	35,835
05/04/2015	Standard Chartered	Chinese Offshore Yuan	1,413,570	United States Dollar	213,337	9,079
05/04/2015	Standard Chartered	United States Dollar	1,340,000	Chinese Offshore Yuan	8,720,720	(32,145)
07/17/2015	Standard Chartered	Chinese Offshore Yuan	4,780,030	United States Dollar	719,234	27,802
07/17/2015	Standard Chartered	Chinese Offshore Yuan	125,800	United States Dollar	19,129	532
07/17/2015	Standard Chartered	United States Dollar	740,000	Chinese Offshore Yuan	4,905,830	(26,696)
03/06/2017	HSBC Bank	Chinese Offshore Yuan	5,017,910	United States Dollar	788,298	(34,132)
03/06/2017	HSBC Bank	Chinese Offshore Yuan	10,100,000	United States Dollar	1,584,687	(66,709)
03/06/2017	HSBC Bank	United States Dollar	1,810,000	Chinese Offshore Yuan	11,296,210	112,238
03/06/2017	HSBC Bank	United States Dollar	600,000	Chinese Offshore Yuan	3,821,700	25,618
03/20/2017	Standard Chartered	Chinese Offshore Yuan	11,312,741	United States Dollar	1,773,852	(74,454)
03/20/2017	Standard Chartered	United States Dollar	1,267,821	Chinese Offshore Yuan	7,998,680	66,260
03/20/2017	Standard Chartered	United States Dollar	523,548	Chinese Offshore Yuan	3,314,060	25,711

Total						$(405,021)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

At January 31, 2015, the Ashmore Emerging Markets Local Currency Bond Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Unrealized Gain/(Loss)	Counterparty
Brazil CETIP Interbank Deposit Rate	12.450%	BRL	10,513,108	01/02/2017	$47,668	HSBC
Brazil CETIP Interbank Deposit Rate	12.285%	BRL	1,462,989	01/02/2017	3,823	HSBC
Brazil CETIP Interbank Deposit Rate	11.770%	BRL	6,783,262	01/04/2021	22,638	HSBC
Brazil CETIP Interbank Deposit Rate	11.705%	BRL	1,168,797	01/04/2021	2,084	HSBC
Brazil CETIP Interbank Deposit Rate	11.200%	BRL	3,472,921	01/02/2017	(27,902)	HSBC
Brazil CETIP Interbank Deposit Rate	12.000%	BRL	3,996,259	01/04/2021	29,243	HSBC
Brazil CETIP Interbank Deposit Rate	11.250%	BRL	2,320,998	01/04/2021	(20,483)	HSBC
Brazil CETIP Interbank Deposit Rate	11.490%	BRL	1,633,473	01/04/2021	(6,223)	HSBC
MXN-TIIE-BANXICO 28 Day Rate	6.285%	MXN	42,000,000	05/03/2024	196,344	HSBC
MXN-TIIE-BANXICO 28 Day Rate	6.100%	MXN	5,070,000	07/30/2024	18,445	HSBC
MYR-KLIBOR-BNM 3 Month	3.725%	MYR	1,300,000	04/09/2023	(4,364)	Barclays
WIBOR Poland 6 Month	3.655%	PLN	1,800,000	02/26/2019	51,567	HSBC
WIBOR Poland 6 Month	3.560%	PLN	800,000	04/01/2019	22,296	HSBC
WIBOR Poland 6 Month	3.570%	PLN	1,000,000	04/03/2019	28,079	HSBC
WIBOR Poland 6 Month	3.865%	PLN	550,000	02/22/2023	28,059	HSBC

					$391,274

At January 31, 2015, the Ashmore Emerging Markets Local Currency Bond Fund had the following centrally cleared swap contracts outstanding:

Pay Rate Index/Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount		Expiration Date	Variable Margin Payables	Counterparty
3.250%	WIBOR Poland 6 Month	PLN	250,000	12/07/2017	$(3,293)	HSBC

					$(3,293)

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Local Currency Bond Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2015:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$695,106	$—	$695,106
Financial Certificates	—	1,241,273	—	1,241,273
Government Bonds	—	48,519,382	—	48,519,382
Index Linked Government Bonds	—	3,975,594	—	3,975,594

Total Debt Securities	—	54,431,355	—	54,431,355
Fully Funded Total Return Swaps	—	2,665,388	—	2,665,388

Total Investments	$—	$57,096,743	$—	$57,096,743

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$919,895	$—	$919,895
Interest Rate Swap Contracts	—	450,246	—	450,246
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(1,324,916)	—	(1,324,916)
Interest Rate Swap Contracts	—	(58,972)	—	(58,972)
Centrally Cleared Swap Contracts		(3,293)		(3,293)

Total Other Financial Instruments	$—	$(17,040)	$—	$(17,040)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2014.

ASHMORE EMERGING MARKETS LOCAL CURRENCY BOND FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

At January 31, 2015, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$65,647,588

Gross tax appreciation of investments	$316,488
Gross tax depreciation of investments	(8,867,333)

Net tax depreciation of investments	$(8,550,845)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS CURRENCY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Brazil (Cost $1,025,840)
Brazil Letras do Tesouro Nacional 9.826%, 01/01/2017(2)	BRL	790,000	$235,053	2.61
Brazil Letras do Tesouro Nacional 9.723%, 01/01/2018(2)	BRL	1,592,000	423,952	4.71
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2021	BRL	383,000	131,269	1.46
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2023	BRL	471,000	159,025	1.77
			949,299	10.55
Colombia (Cost $145,922)
Colombia (Rep of) 12.000%, 10/22/2015	COP	75,000,000	32,278	0.36
Colombian TES 8.000%, 10/28/2015	COP	155,700,000	65,374	0.72
Colombian TES 6.000%, 04/28/2028	COP	60,000,000	22,404	0.25
			120,056	1.33
Romania (Cost $152,177)
Romania (Rep of) 6.000%, 04/30/2015	RON	290,000	74,685	0.83
Romania (Rep of) 5.800%, 10/26/2015	RON	80,000	21,102	0.23
Romania (Rep of) 5.900%, 07/26/2017	RON	90,000	25,109	0.28
Romania (Rep of) 5.600%, 11/28/2018	RON	30,000	8,608	0.10
			129,504	1.44
Turkey (Cost $93,863)
Turkey (Rep of) 10.700%, 02/24/2016	TRY	90,000	38,188	0.42
Turkey (Rep of) 8.200%, 07/13/2016	TRY	120,000	49,986	0.56
			88,174	0.98
Uruguay (Cost $147,960)
Uruguay (Rep of) 5.000%, 09/14/2018(3)	UYU	50,000	3,914	0.04
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	1,640,000	120,671	1.34
			124,585	1.38
Total Debt Securities (Cost $1,565,762)			1,411,618	15.68

Total Investments (Total Cost $1,565,762)			1,411,618	15.68

Other Assets Less Liabilities			7,588,624	84.32

Net Assets			$9,000,242	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Zero coupon bond reflects effective yield on the date of purchase.
(3)	Security determined to be illiquid by the Investment Manager.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

At January 31, 2015, the Ashmore Emerging Markets Currency Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/03/2015	Barclays	Brazilian Real	235,915	United States Dollar	87,664	$189
02/03/2015	Credit Suisse	Brazilian Real	477,835	United States Dollar	177,462	480
02/03/2015	Credit Suisse	Brazilian Real	60,497	United States Dollar	22,538	(9)
02/03/2015	HSBC Bank	Brazilian Real	383,136	United States Dollar	142,336	341
02/03/2015	Morgan Stanley	Brazilian Real	59,839	United States Dollar	22,500	(216)
02/03/2015	Santander	Brazilian Real	1,317,500	United States Dollar	507,903	(17,275)
02/03/2015	BNP Paribas	United States Dollar	258,513	Brazilian Real	712,772	(6,918)
02/03/2015	JP Morgan	United States Dollar	200,000	Brazilian Real	546,321	(3,446)
02/03/2015	Morgan Stanley	United States Dollar	50,898	Brazilian Real	134,723	728
02/03/2015	UBS	United States Dollar	419,096	Brazilian Real	1,140,905	(5,769)
02/12/2015	BNP Paribas	Russian Ruble	1,261,000	United States Dollar	20,000	(1,826)
02/12/2015	BNP Paribas	Russian Ruble	2,516,000	United States Dollar	40,000	(3,738)
02/12/2015	Deutsche Bank	Russian Ruble	1,229,000	United States Dollar	20,000	(2,287)
02/12/2015	HSBC Bank	Russian Ruble	1,256,000	United States Dollar	20,000	(1,898)
02/12/2015	HSBC Bank	Russian Ruble	1,235,000	United States Dollar	20,000	(2,200)
02/12/2015	Morgan Stanley	Russian Ruble	1,310,000	United States Dollar	20,000	(1,119)
02/12/2015	Morgan Stanley	Russian Ruble	5,872,500	United States Dollar	90,000	(5,362)
02/13/2015	HSBC Bank	Russian Ruble	1,283,000	United States Dollar	20,000	(1,518)
02/17/2015	Morgan Stanley	Russian Ruble	13,742,200	United States Dollar	219,735	(22,192)
02/26/2015	UBS	Taiwan Dollar	10,764,370	United States Dollar	341,726	(2,259)
02/26/2015	Goldman Sachs	United States Dollar	50,000	Taiwan Dollar	1,587,500	(64)
02/27/2015	Deutsche Bank	Chinese Yuan Renminbi	3,393,758	United States Dollar	550,577	(2,529)
02/27/2015	Credit Suisse	Colombian Peso	50,824,826	United States Dollar	21,346	(572)
02/27/2015	Credit Suisse	Colombian Peso	56,531,900	United States Dollar	23,908	(801)
02/27/2015	Deutsche Bank	Indian Rupee	1,888,701	United States Dollar	29,534	767
02/27/2015	Merrill Lynch	Indian Rupee	3,993,622	United States Dollar	62,503	1,569
02/27/2015	ANZ Banking	Indonesian Rupiah	4,416,101,157	United States Dollar	350,401	(5,565)
02/27/2015	Barclays	Korean Won	1,003,365,793	United States Dollar	929,524	(19,815)
02/27/2015	ANZ Banking	Malaysian Ringgit	164,300	United States Dollar	48,502	(3,394)
02/27/2015	BNP Paribas	Malaysian Ringgit	602,503	United States Dollar	166,267	(853)
02/27/2015	Deutsche Bank	Malaysian Ringgit	50,011	United States Dollar	14,815	(1,085)
02/27/2015	Deutsche Bank	Philippine Peso	240,634	United States Dollar	5,417	22
02/27/2015	Goldman Sachs	Philippine Peso	4,844,400	United States Dollar	107,189	2,319
02/27/2015	BNP Paribas	Polish Zloty	139,278	United States Dollar	41,168	(3,602)
02/27/2015	Deutsche Bank	Singapore Dollar	668,486	United States Dollar	504,594	(10,756)
02/27/2015	HSBC Bank	South African Rand	1,416,056	United States Dollar	122,007	(891)
02/27/2015	UBS	South African Rand	862,635	United States Dollar	77,411	(3,630)
02/27/2015	BNP Paribas	Thai Baht	11,065,400	United States Dollar	333,446	4,190
02/27/2015	UBS	United States Dollar	90,000	Malaysian Ringgit	324,243	981
02/27/2015	Merrill Lynch	United States Dollar	9,862	Romanian Leu	39,109	(99)
03/02/2015	Barclays	United States Dollar	29,997	Russian Ruble	2,165,351	(917)
03/03/2015	Santander	United States Dollar	504,171	Brazilian Real	1,317,500	17,132
03/04/2015	HSBC Bank	Chinese Offshore Yuan	1,490,720	United States Dollar	242,000	(5,782)
03/04/2015	HSBC Bank	United States Dollar	229,885	Chinese Offshore Yuan	1,430,000	3,289
03/04/2015	HSBC Bank	United States Dollar	9,770	Chinese Offshore Yuan	60,720	148
03/10/2015	Barclays	United States Dollar	20,000	Russian Ruble	1,449,112	(611)
03/19/2015	Standard Chartered	Chinese Offshore Yuan	440,904	United States Dollar	70,618	(897)
03/19/2015	Standard Chartered	Chinese Offshore Yuan	1,065,552	United States Dollar	171,008	(2,509)
03/19/2015	Standard Chartered	United States Dollar	242,098	Chinese Offshore Yuan	1,506,456	3,878
03/23/2015	Barclays	Russian Ruble	672,670	United States Dollar	10,000	(491)
03/23/2015	Barclays	Russian Ruble	1,010,130	United States Dollar	15,000	(721)
03/31/2015	UBS	Chinese Yuan Renminbi	2,394,255	United States Dollar	387,796	(2,441)
03/31/2015	Merrill Lynch	Hungarian Forint	26,236,034	United States Dollar	95,258	(29)
03/31/2015	Citibank	Indian Rupee	26,714,912	United States Dollar	428,549	(2,236)
03/31/2015	UBS	Indian Rupee	27,172,673	United States Dollar	434,624	(1,005)
03/31/2015	Goldman Sachs	Israeli Shekel	530,215	United States Dollar	133,893	987

ASHMORE EMERGING MARKETS CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
03/31/2015	Citibank	Malaysian Ringgit	264,363	United States Dollar	75,718	$(3,372)
03/31/2015	JP Morgan	Polish Zloty	599,233	United States Dollar	160,240	1,191
03/31/2015	Morgan Stanley	Russian Ruble	18,099,999	United States Dollar	265,240	(10,351)
03/31/2015	BNP Paribas	Taiwan Dollar	8,173,149	United States Dollar	260,043	(2,465)
03/31/2015	Goldman Sachs	Thai Baht	2,631,845	United States Dollar	80,423	(245)
03/31/2015	JP Morgan	Thai Baht	1,061,295	United States Dollar	32,429	(97)
04/13/2015	HSBC Bank	Chinese Offshore Yuan	7,419,240	United States Dollar	1,110,000	59,753
04/13/2015	HSBC Bank	Chinese Offshore Yuan	7,116,635	United States Dollar	1,085,266	36,777
04/13/2015	HSBC Bank	United States Dollar	1,328	Chinese Offshore Yuan	8,705	(44)
04/13/2015	HSBC Bank	United States Dollar	590,000	Chinese Offshore Yuan	3,813,170	(11,203)
04/13/2015	HSBC Bank	United States Dollar	590,000	Chinese Offshore Yuan	3,825,265	(13,110)
04/13/2015	HSBC Bank	United States Dollar	1,050,000	Chinese Offshore Yuan	6,888,735	(36,112)
04/21/2015	Barclays	Russian Ruble	684,170	United States Dollar	10,000	(462)
04/21/2015	Barclays	Russian Ruble	1,027,380	United States Dollar	15,000	(677)
04/30/2015	HSBC Bank	Chilean Peso	91,265,527	United States Dollar	144,981	(2,128)
04/30/2015	BNP Paribas	Czech Koruna	6,935,076	United States Dollar	283,498	(880)
04/30/2015	Barclays	Hungarian Forint	26,236,034	United States Dollar	95,369	(220)
04/30/2015	BNP Paribas	Mexican Peso	718,595	United States Dollar	48,935	(1,257)
04/30/2015	Citibank	Mexican Peso	1,899,997	United States Dollar	129,333	(3,272)
04/30/2015	JP Morgan	Mexican Peso	8,436,764	United States Dollar	571,306	(11,543)
04/30/2015	Merrill Lynch	Mexican Peso	326,385	United States Dollar	22,163	(508)
04/30/2015	Merrill Lynch	Mexican Peso	416,164	United States Dollar	28,271	(659)
04/30/2015	Merrill Lynch	Mexican Peso	1,448,354	United States Dollar	98,504	(2,408)
04/30/2015	UBS	Mexican Peso	958,618	United States Dollar	65,174	(1,572)
04/30/2015	JP Morgan	Peruvian Neuvo Sol	221,383	United States Dollar	72,419	(1,051)
04/30/2015	UBS	Polish Zloty	599,233	United States Dollar	160,553	709
04/30/2015	Standard Chartered	Turkish Lira	658,671	United States Dollar	275,203	(10,809)
04/30/2015	Standard Chartered	United States Dollar	14,646	Colombian Peso	34,992,455	422
04/30/2015	Goldman Sachs	United States Dollar	431,155	Euro	382,602	(1,545)
04/30/2015	Deutsche Bank	United States Dollar	206,766	Mexican Peso	3,118,042	(110)
04/30/2015	Merrill Lynch	United States Dollar	43,234	Mexican Peso	647,162	296
04/30/2015	Merrill Lynch	United States Dollar	5,744	Romanian Leu	22,584	(2)
05/04/2015	Standard Chartered	Chinese Offshore Yuan	7,614,360	United States Dollar	1,160,726	37,342
05/04/2015	Standard Chartered	United States Dollar	1,170,000	Chinese Offshore Yuan	7,614,360	(28,067)
07/17/2015	Standard Chartered	Chinese Offshore Yuan	7,141,600	United States Dollar	1,074,571	41,537
07/17/2015	Standard Chartered	Chinese Offshore Yuan	1,410,455	United States Dollar	214,469	5,961
07/17/2015	Standard Chartered	United States Dollar	1,290,000	Chinese Offshore Yuan	8,552,055	(46,538)
03/06/2017	HSBC Bank	Chinese Offshore Yuan	80,322	United States Dollar	12,618	(546)
03/06/2017	HSBC Bank	Chinese Offshore Yuan	1,430,000	United States Dollar	224,367	(9,445)
03/06/2017	HSBC Bank	United States Dollar	242,000	Chinese Offshore Yuan	1,510,322	15,006
03/20/2017	Standard Chartered	Chinese Offshore Yuan	1,525,903	United States Dollar	239,264	(10,043)
03/20/2017	Standard Chartered	United States Dollar	171,008	Chinese Offshore Yuan	1,078,891	8,937
03/20/2017	Standard Chartered	United States Dollar	70,618	Chinese Offshore Yuan	447,012	3,468

Total						$(111,649)

ASHMORE EMERGING MARKETS CURRENCY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Currency Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2015:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Government Bonds	$—	$1,287,033	$—	$1,287,033
Index Linked Government Bonds	—	124,585	—	124,585

Total Investments	$—	$1,411,618	$—	$1,411,618

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$248,419	$—	$248,419
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(360,068)	—	(360,068)

Total Other Financial Instruments	$—	$(111,649)	$—	$(111,649)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2015 there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2014.

At January 31, 2015, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$1,566,171

Gross tax appreciation of investments	$(83)
Gross tax depreciation of investments	(154,470)

Net tax depreciation of investments	$(154,553)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Argentina (Cost $72,973)
Argentina (Rep of) 8.750%, 06/02/2017(2)		1,009	$938	0.02
Argentina (Rep of) 8.280%, 12/31/2033(2)		5,408	4,916	0.09
Argentina (Rep of), FRN 2.500%, 12/31/2038(2)		55,232	28,583	0.54
Argentina Boden Bonds 7.000%, 10/03/2015		40,885	40,138	0.76
			74,575	1.41
Azerbaijan (Cost $51,972)
State Oil Co. of the Azerbaijan Republic 5.450%, 02/09/2017		50,000	50,326	0.95
			50,326	0.95
Belarus (Cost $100,284)
Belarus (Rep of) 8.750%, 08/03/2015		70,000	64,686	1.23
Belarus (Rep of) 8.950%, 01/26/2018		30,000	23,700	0.45
			88,386	1.68
Bolivia (Cost $59,530)
Bolivian (Rep of) 4.875%, 10/29/2022		60,000	60,150	1.14
			60,150	1.14
Brazil (Cost $672,352)
Brazil (Fed Rep of) 4.875%, 01/22/2021		50,000	52,875	1.00
Brazil (Fed Rep of) 4.250%, 01/07/2025		56,000	55,860	1.06
Brazil (Fed Rep of) 8.250%, 01/20/2034		9,000	12,429	0.24
Brazil (Fed Rep of) 7.125%, 01/20/2037		32,000	40,000	0.76
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2021	BRL	316,000	108,305	2.06
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2023	BRL	207,000	69,890	1.33
Brazil Notas do Tesouro Nacional Serie F 10.000%, 01/01/2025	BRL	198,000	65,941	1.25
Marfrig Holding Europe B.V. 8.375%, 05/09/2018		200,000	188,400	3.57
			593,700	11.27
Chile (Cost $72,215)
Empresa Nacional del Petroleo 5.250%, 08/10/2020		70,000	74,404	1.41
			74,404	1.41
China (Cost $106,365)
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		100,000	106,336	2.02
			106,336	2.02
Colombia (Cost $132,221)
Colombia (Rep of) 11.750%, 02/25/2020		50,000	69,625	1.32
Colombia (Rep of) 8.125%, 05/21/2024		20,000	26,425	0.50
Emgesa S.A. ESP 8.750%, 01/25/2021	COP	5,000,000	2,199	0.04
Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/2023	COP	34,000,000	13,412	0.26
Empresas Publicas de Medellin ESP 8.375%, 02/01/2021	COP	30,000,000	13,045	0.25
			124,706	2.37
Costa Rica (Cost $58,283)
Costa Rica (Rep of) 4.375%, 04/30/2025		60,000	54,165	1.03
			54,165	1.03
Croatia (Cost $134,138)
Croatia (Rep of) 6.625%, 07/14/2020		120,000	132,226	2.51
			132,226	2.51

ASHMORE EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Dominican Republic (Cost $61,352)
Dominican (Rep of) 5.875%, 04/18/2024		60,000	$63,300	1.20
			63,300	1.20
Egypt (Cost $37,118)
Egypt (Rep of) 5.750%, 04/29/2020		40,000	42,700	0.81
			42,700	0.81
El Salvador (Cost $30,552)
El Salvador (Rep of) 5.875%, 01/30/2025		30,000	29,925	0.57
			29,925	0.57
Georgia (Cost $31,808)
Georgian Railway JSC 7.750%, 07/11/2022		30,000	31,392	0.60
			31,392	0.60
Hungary (Cost $210,880)
Hungary (Rep of) 4.125%, 02/19/2018		28,000	29,344	0.56
Hungary (Rep of) 6.250%, 01/29/2020		30,000	34,443	0.65
Hungary (Rep of) 5.375%, 02/21/2023(3)		50,000	56,350	1.07
Hungary (Rep of) 5.750%, 11/22/2023		40,000	46,381	0.88
Hungary (Rep of) 5.375%, 03/25/2024		18,000	20,511	0.39
Hungary (Rep of) 7.625%, 03/29/2041		38,000	56,240	1.07
			243,269	4.62
Indonesia (Cost $241,358)
Indonesia (Rep of) 6.875%, 01/17/2018		30,000	33,962	0.64
Indonesia (Rep of) 5.875%, 03/13/2020		160,000	181,526	3.44
Indonesia (Rep of) 7.750%, 01/17/2038		30,000	41,360	0.79
			256,848	4.87
Iraq (Cost $57,610)
Iraq (Rep of) 5.800%, 01/15/2028		70,000	55,903	1.06
			55,903	1.06
Ivory Coast (Cost $113,485)
Ivory Coast (Rep of), FRN 5.750%, 12/31/2032		130,000	122,226	2.32
			122,226	2.32
Kazakhstan (Cost $212,127)
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/2042		57,000	51,748	0.98
KazMunayGas National Co. JSC 7.000%, 05/05/2020		70,000	71,505	1.36
KazMunayGas National Co. JSC 4.400%, 04/30/2023		70,000	61,254	1.16
			184,507	3.50
Latvia (Cost $28,767)
Latvia (Rep of) 2.750%, 01/12/2020		30,000	30,477	0.58
			30,477	0.58
Lebanon (Cost $131,089)
Lebanon (Rep of) 4.100%, 06/12/2015		11,000	11,007	0.21
Lebanon (Rep of) 5.150%, 11/12/2018		10,000	9,975	0.19
Lebanon (Rep of) 5.450%, 11/28/2019		10,000	9,960	0.19
Lebanon (Rep of) 6.375%, 03/09/2020		10,000	10,350	0.20
Lebanon (Rep of) 8.250%, 04/12/2021		14,000	15,657	0.30
Lebanon (Rep of) 6.100%, 10/04/2022		25,000	25,469	0.48
Lebanon (Rep of) 6.000%, 01/27/2023		10,000	10,052	0.19
Lebanon (Rep of) 6.600%, 11/27/2026		40,000	40,900	0.77
			133,370	2.53
Lithuania (Cost $121,614)
Lithuania (Rep of) 7.375%, 02/11/2020(3)		100,000	122,750	2.33
			122,750	2.33

ASHMORE EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Malaysia (Cost $67,719)
Petronas Capital Ltd. 7.875%, 05/22/2022		50,000	$65,146	1.24
			65,146	1.24
Mexico (Cost $411,920)
Cemex Finance LLC 9.375%, 10/12/2022(3)		200,000	220,190	4.18
Empresas ICA S.A.B. de C.V. 8.900%, 02/04/2021		10,000	7,190	0.14
Mexico (Rep of) 6.750%, 09/27/2034		39,000	52,748	1.00
Mexico (Rep of) 4.750%, 03/08/2044		14,000	15,155	0.29
Mexico (Rep of) 5.550%, 01/21/2045		20,000	24,300	0.46
Mexico (Rep of) 5.750%, 10/12/2110		16,000	18,080	0.34
Petroleos Mexicanos 6.000%, 03/05/2020		10,000	11,235	0.21
Petroleos Mexicanos 6.500%, 06/02/2041		16,000	17,902	0.34
Petroleos Mexicanos 5.500%, 06/27/2044		15,000	15,075	0.28
Petroleos Mexicanos 5.625%, 01/23/2046(4)		21,000	21,468	0.41
			403,343	7.65
Morocco (Cost $46,425)
Morocco (Rep of) 4.250%, 12/11/2022		50,000	52,562	1.00
			52,562	1.00
Pakistan (Cost $101,581)
Pakistan (Rep of) 7.125%, 03/31/2016		100,000	102,500	1.94
			102,500	1.94
Panama (Cost $46,315)
Panama (Rep of) 8.875%, 09/30/2027		10,000	14,900	0.28
Panama (Rep of) 9.375%, 04/01/2029		10,000	15,675	0.30
Panama (Rep of) 6.700%, 01/26/2036		15,000	20,288	0.38
			50,863	0.96
Peru (Cost $127,394)
Peru (Rep of) 8.750%, 11/21/2033		44,000	69,850	1.33
Peru (Rep of) 5.625%, 11/18/2050		45,000	55,462	1.05
			125,312	2.38
Philippines (Cost $159,959)
Philippines (Rep of) 4.000%, 01/15/2021		50,000	55,062	1.04
Philippines (Rep of) 10.625%, 03/16/2025		15,000	24,600	0.47
Philippines (Rep of) 9.500%, 02/02/2030		54,000	91,665	1.74
			171,327	3.25
Poland (Cost $31,673)
Poland (Rep of) 5.000%, 03/23/2022		20,000	22,952	0.44
Poland (Rep of) 3.000%, 03/17/2023		10,000	10,225	0.19
			33,177	0.63
Romania (Cost $100,211)
Romania (Rep of) 6.750%, 02/07/2022		40,000	49,080	0.93
Romania (Rep of) 4.375%, 08/22/2023		50,000	54,350	1.03
Romania (Rep of) 6.125%, 01/22/2044		4,000	5,335	0.10
			108,765	2.06
Russian Federation (Cost $247,294)
CEDC Finance Corp. International, Inc., FRN 9.000%, 04/30/2018		10,000	8,413	0.16
Russian Foreign Bond - Eurobond, FRN 7.500%, 03/31/2030		26,351	26,498	0.50
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017(3)		100,000	85,016	1.61
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		100,000	74,723	1.42
			194,650	3.69

ASHMORE EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Senegal (Cost $32,519)
Senegal (Rep of) 8.750%, 05/13/2021		30,000	$34,050	0.65
			34,050	0.65
Serbia (Cost $52,540)
Serbia (Rep of) 7.250%, 09/28/2021		50,000	57,227	1.09
			57,227	1.09
South Africa (Cost $84,903)
South Africa (Rep of) 5.500%, 03/09/2020		80,000	87,900	1.67
			87,900	1.67
Sri Lanka (Cost $40,406)
Bank of Ceylon 6.875%, 05/03/2017		40,000	41,400	0.79
			41,400	0.79
Turkey (Cost $186,862)
Turkey (Rep of) 6.750%, 04/03/2018		50,000	55,970	1.06
Turkey (Rep of) 5.625%, 03/30/2021		40,000	44,476	0.85
Turkey (Rep of) 7.375%, 02/05/2025		10,000	12,747	0.24
Turkey (Rep of) 6.750%, 05/30/2040		30,000	39,000	0.74
Turkey (Rep of) 6.000%, 01/14/2041		40,000	47,900	0.91
			200,093	3.80
Ukraine (Cost $379,777)
MHP S.A. 8.250%, 04/02/2020		200,000	123,025	2.33
Ukraine (Rep of) 9.250%, 07/24/2017		70,000	37,181	0.71
Ukraine (Rep of) 7.950%, 02/23/2021		130,000	67,616	1.28
			227,822	4.32
United Arab Emirates (Cost $258,887)
DP World Ltd. 6.850%, 07/02/2037		100,000	116,524	2.21
Emirate of Dubai (Rep of) 7.750%, 10/05/2020		130,000	162,012	3.07
			278,536	5.28
Uruguay (Cost $88,423)
Uruguay (Rep of) 4.500%, 08/14/2024		12,503	13,685	0.26
Uruguay (Rep of) 7.875%, 01/15/2033(5)		22,000	31,570	0.60
Uruguay (Rep of) 7.625%, 03/21/2036		16,000	22,880	0.43
Uruguay (Rep of) 4.125%, 11/20/2045		10,774	10,478	0.20
Uruguay (Rep of) 5.100%, 06/18/2050		9,000	9,787	0.19
			88,400	1.68
Venezuela (Cost $451,060)
Petroleos de Venezuela S.A. 5.000%, 10/28/2015		41,000	35,158	0.67
Petroleos de Venezuela S.A. 5.125%, 10/28/2016		19,638	9,623	0.18
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		10,000	3,704	0.07
Petroleos de Venezuela S.A. 8.500%, 11/02/2017		51,300	29,318	0.56
Petroleos de Venezuela S.A. 9.000%, 11/17/2021		26,046	9,153	0.17
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		15,000	6,321	0.12
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		12,000	3,623	0.07
Petroleos de Venezuela S.A. 9.750%, 05/17/2035		53,000	18,879	0.36
Venezuela (Rep of) 5.750%, 02/26/2016		10,000	5,725	0.11
Venezuela (Rep of) 7.750%, 10/13/2019		20,000	6,550	0.12
Venezuela (Rep of) 6.000%, 12/09/2020		10,000	3,175	0.06
Venezuela (Rep of) 12.750%, 08/23/2022		32,000	12,000	0.23
Venezuela (Rep of) 9.000%, 05/07/2023		21,000	6,982	0.13
Venezuela (Rep of) 8.250%, 10/13/2024		25,000	8,187	0.15
Venezuela (Rep of) 7.650%, 04/21/2025		6,000	1,935	0.04
Venezuela (Rep of) 11.750%, 10/21/2026		95,500	34,141	0.65
Venezuela (Rep of) 9.250%, 09/15/2027		21,000	7,770	0.15
Venezuela (Rep of) 9.250%, 05/07/2028		15,000	5,025	0.09

ASHMORE EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Venezuela - (continued)
Venezuela (Rep of) 11.950%, 08/05/2031		114,900	$41,651	0.79
			248,920	4.72
Vietnam (Cost $53,529)
Vietnam (Rep of) 6.750%, 01/29/2020		50,000	56,438	1.07
			56,438	1.07
Total Debt Securities (Cost $5,707,490)			5,304,072	100.65

Total Investments (Total Cost $5,707,490)			5,304,072	100.65

Liabilities Less Other Assets			(34,180)	(0.65)

Net Assets			$5,269,892	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Issuer has defaulted on terms of debt obligation.
(3)	All or a portion of security is held as collateral for Reverse Repurchase Agreement.
(4)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(5)	Security is payment in-kind bond.

Percentages shown are based on net assets.

At January 31, 2015, the Ashmore Emerging Markets Debt Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/03/2015	Morgan Stanley	Brazilian Real	147,981	United States Dollar	55,200	$(93)
02/03/2015	Santander	Brazilian Real	668,695	United States Dollar	257,785	(8,768)
02/03/2015	BNP Paribas	United States Dollar	113,893	Brazilian Real	314,027	(3,048)
02/03/2015	Deutsche Bank	United States Dollar	184,472	Brazilian Real	502,650	(2,711)
02/27/2015	Credit Suisse	Colombian Peso	17,281,298	United States Dollar	7,258	(194)
02/27/2015	Credit Suisse	Colombian Peso	19,219,144	United States Dollar	8,128	(272)
03/03/2015	Santander	United States Dollar	255,891	Brazilian Real	668,695	8,695
04/30/2015	BNP Paribas	Mexican Peso	14,300	United States Dollar	974	(25)
04/30/2015	Merrill Lynch	Mexican Peso	757,920	United States Dollar	51,487	(1,201)
04/30/2015	UBS	Mexican Peso	19,077	United States Dollar	1,297	(31)
04/30/2015	Standard Chartered	United States Dollar	33,627	Colombian Peso	80,341,019	968
04/30/2015	Deutsche Bank	United States Dollar	41,354	Mexican Peso	623,620	(22)
04/30/2015	Merrill Lynch	United States Dollar	8,646	Mexican Peso	129,420	59

Total						$(6,643)

ASHMORE EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining their fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Debt Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2015:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$1,600,791	$—	$1,600,791
Government Bonds	—	3,541,269	—	3,541,269
Municipal Bonds	—	162,012	—	162,012

Total Investments	$—	$5,304,072	$—	$5,304,072

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$9,722	$—	$9,722
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(16,365)	—	(16,365)

Total Other Financial Instruments	$—	$(6,643)	$—	$(6,643)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2014.

ASHMORE EMERGING MARKETS DEBT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

At January 31, 2015, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$5,750,928

Gross tax appreciation of investments	$140,207
Gross tax depreciation of investments	(587,063)

Net tax depreciation of investments	$(446,856)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Angola (Cost $1,553,258)
Puma International Financing S.A. 6.750%, 02/01/2021		1,500,000	$1,487,250	0.18
			1,487,250	0.18
Argentina (Cost $11,393,434)
Argentina (Rep of) 8.750%, 06/02/2017(2)		92,040	85,597	0.01
Argentina (Rep of) 8.280%, 12/31/2033(2)		437,235	397,447	0.05
Argentina (Rep of), FRN 2.500%, 12/31/2038(2)		4,684,446	2,424,201	0.29
Argentina Boden Bonds 7.000%, 10/03/2015		3,719,523	3,651,618	0.44
WPE International Cooperatief UA 10.375%, 09/30/2020(2)		5,450,000	986,450	0.12
			7,545,313	0.91
Azerbaijan (Cost $4,348,090)
Azerbaijan (Rep of) 4.750%, 03/18/2024		1,220,000	1,188,915	0.15
State Oil Co. of the Azerbaijan Republic 5.450%, 02/09/2017		1,410,000	1,419,193	0.17
State Oil Co. of the Azerbaijan Republic 4.750%, 03/13/2023		1,660,000	1,502,454	0.18
			4,110,562	0.50
Bangladesh (Cost $1,194,657)
Banglalink Digital Communications Ltd. 8.625%, 05/06/2019		1,140,000	1,117,200	0.13
			1,117,200	0.13
Barbados (Cost $2,121,579)
Columbus International, Inc. 7.375%, 03/30/2021		1,975,000	2,031,781	0.25
			2,031,781	0.25
Belarus (Cost $8,959,690)
Belarus (Rep of) 8.750%, 08/03/2015		4,667,000	4,312,681	0.52
Belarus (Rep of) 8.950%, 01/26/2018		4,114,000	3,250,060	0.40
			7,562,741	0.92
Bolivia (Cost $2,148,292)
Bolivian (Rep of) 4.875%, 10/29/2022		1,290,000	1,293,225	0.16
Bolivian (Rep of) 5.950%, 08/22/2023		840,000	861,000	0.10
			2,154,225	0.26
Brazil (Cost $60,487,032)
Banco Nacional de Desenvolvimento Economico e Social 6.500%, 06/10/2019		2,350,000	2,504,982	0.30
Banco Nacional de Desenvolvimento Economico e Social 5.500%, 07/12/2020		280,000	291,816	0.04
Banco Nacional de Desenvolvimento Economico e Social 5.750%, 09/26/2023		200,000	207,430	0.02
Banco Votorantim S.A. 6.250%, 05/16/2016	BRL	8,700,000	3,788,709	0.46
Brazil (Rep of) 4.875%, 01/22/2021		942,000	996,165	0.12
Brazil (Rep of) 2.625%, 01/05/2023		1,110,000	1,000,110	0.12
Brazil (Rep of) 8.875%, 04/15/2024		310,000	422,065	0.05
Brazil (Rep of) 4.250%, 01/07/2025		2,781,000	2,774,047	0.34
Brazil (Rep of) 10.250%, 01/10/2028	BRL	457,000	179,257	0.02
Brazil (Rep of) 8.250%, 01/20/2034		476,000	657,380	0.08
Brazil (Rep of) 7.125%, 01/20/2037		1,571,000	1,963,750	0.24
Brazil (Rep of) 5.625%, 01/07/2041		540,000	572,400	0.07
Brazil (Rep of) 5.000%, 01/27/2045		1,679,000	1,620,235	0.20
Brazil Letras do Tesouro Nacional 9.710%, 01/01/2017(3)	BRL	27,625,000	8,219,407	1.00
Brazil Letras do Tesouro Nacional 9.720%, 01/01/2018(3)	BRL	23,474,000	6,251,166	0.76

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Brazil - (continued)
Brazil Notas do Tesouro Nacional, Serie F 10.000%, 01/01/2021	BRL	3,760,000	$1,288,686	0.16
Brazil Notas do Tesouro Nacional, Serie F 10.000%, 01/01/2023	BRL	38,635,000	13,044,551	1.58
Brazil Notas do Tesouro Nacional, Serie F 10.000%, 01/01/2025	BRL	6,996,000	2,330,147	0.28
Cosan Luxembourg S.A. 9.500%, 03/14/2018	BRL	1,900,000	601,882	0.07
Marfrig Holding Europe B.V. 8.375%, 05/09/2018		1,405,000	1,323,510	0.16
Marfrig Holding Europe B.V. 6.875%, 06/24/2019		685,000	594,238	0.07
Marfrig Overseas Ltd. 9.500%, 05/04/2020		950,000	887,062	0.11
Minerva Luxembourg S.A. 12.250%, 02/10/2022(4)		1,400,000	1,552,600	0.19
Minerva Luxembourg S.A. 7.750%, 01/31/2023		235,000	226,188	0.03
Oi S.A. 9.750%, 09/15/2016	BRL	1,000,000	335,414	0.04
			53,633,197	6.51
Chile (Cost $10,291,749)
Automotores Gildemeister S.A. 8.250%, 05/24/2021		1,445,000	697,212	0.08
Automotores Gildemeister S.A. 6.750%, 01/15/2023		400,000	176,000	0.02
Banco del Estado de Chile 4.125%, 10/07/2020		890,000	941,658	0.11
Banco del Estado de Chile 3.875%, 02/08/2022		590,000	603,850	0.07
Bonos de la Tesoreria de la Republica en pesos 6.000%, 01/01/2020	CLP	50,000,000	86,919	0.01
Chile (Rep of) 5.500%, 08/05/2020	CLP	280,000,000	469,952	0.06
Chile (Rep of) 3.250%, 09/14/2021		690,000	724,500	0.09
Corp. Nacional del Cobre de Chile 3.750%, 11/04/2020		1,010,000	1,048,542	0.13
Corp. Nacional del Cobre de Chile 3.875%, 11/03/2021		1,030,000	1,071,765	0.13
Corp. Nacional del Cobre de Chile 4.875%, 11/04/2044		1,332,000	1,350,700	0.16
Empresa Nacional del Petroleo 5.250%, 08/10/2020		350,000	372,020	0.05
Inversiones Alsacia S.A. 8.000%, 08/18/2018(5)		700,000	—	—
VTR Finance B.V. 6.875%, 01/15/2024		2,125,000	2,130,419	0.26
			9,673,537	1.17
China (Cost $31,705,774)
Agile Property Holdings Ltd. 9.875%, 03/20/2017		320,000	321,600	0.04
Agile Property Holdings Ltd. 8.875%, 04/28/2017		385,000	379,225	0.05
Amber Circle Funding Ltd. 3.250%, 12/04/2022		1,180,000	1,183,186	0.14
Central China Real Estate Ltd. 6.500%, 06/04/2018		570,000	527,338	0.07
Central China Real Estate Ltd. 8.000%, 01/28/2020		462,000	430,391	0.05
China Hongqiao Group Ltd. 7.625%, 06/26/2017		745,000	731,188	0.09
China Hongqiao Group Ltd. 6.875%, 05/03/2018		300,000	286,522	0.04
China SCE Property Holdings Ltd. 11.500%, 11/14/2017		1,515,000	1,511,213	0.18
China Shanshui Cement Group Ltd. 10.500%, 04/27/2017		330,000	340,725	0.04
CIFI Holdings Group Co. Ltd. 12.250%, 04/15/2018		1,050,000	1,128,750	0.14
CIFI Holdings Group Co. Ltd. 8.875%, 01/27/2019		350,000	348,808	0.04
Country Garden Holdings Co. Ltd. 7.250%, 04/04/2021		305,000	297,375	0.04
Country Garden Holdings Co. Ltd. 7.500%, 01/10/2023		804,000	764,805	0.09
Emerald Plantation Holdings Ltd. 6.000%, 01/30/2020(4)(6)		265,442	238,898	0.03
Far East Energy Bermuda Ltd. 13.000%, 01/15/2016(6)(7)(8)		1,841,888	1,841,888	0.22
Gemdale International Holding Ltd. 9.150%, 07/26/2015	CNY	4,750,000	758,298	0.09
Hyva Global B.V. 8.625%, 03/24/2016		775,000	723,075	0.09
Kaisa Group Holdings Ltd. 8.875%, 03/19/2018		1,265,000	929,775	0.11
Kaisa Group Holdings Ltd. 9.000%, 06/06/2019		550,000	398,750	0.05
Kaisa Group Holdings Ltd. 10.250%, 01/08/2020		885,000	663,750	0.08
KWG Property Holding Ltd. 13.250%, 03/22/2017		285,000	297,825	0.04
KWG Property Holding Ltd. 8.975%, 01/14/2019		1,135,000	1,049,875	0.13

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
China - (continued)
MIE Holdings Corp. 6.875%, 02/06/2018		310,000	$197,625	0.02
MIE Holdings Corp. 7.500%, 04/25/2019		950,000	570,000	0.07
Shimao Property Holdings Ltd. 6.625%, 01/14/2020		450,000	438,750	0.05
Sinochem Overseas Capital Co. Ltd. 4.500%, 11/12/2020		5,652,000	6,010,094	0.73
Sinochem Overseas Capital Co. Ltd. 6.300%, 11/12/2040		1,790,000	2,282,570	0.28
Sino-Forest Corp. 5.000%, 08/01/2013(5)(7)(8)		276,000	—	—
Sino-Forest Corp. 10.250%, 07/28/2014(5)(7)(8)		256,000	—	—
Sino-Forest Corp. 4.250%, 12/15/2016(5)(7)(8)		704,000	—	—
Sino-Forest Corp. 6.250%, 10/21/2017(5)(7)(8)		628,000	—	—
Sunac China Holdings Ltd. 9.375%, 04/05/2018		1,360,000	1,346,400	0.16
Times Property Holdings Ltd. 12.625%, 03/21/2019		715,000	711,524	0.09
Trillion Chance Ltd. 8.500%, 01/10/2019		1,255,000	1,174,256	0.14
Yingde Gases Investment Ltd. 8.125%, 04/22/2018		960,000	811,200	0.10
Yuzhou Properties Co. Ltd. 8.750%, 10/04/2018		440,000	424,600	0.05
Yuzhou Properties Co. Ltd. 8.625%, 01/24/2019		1,195,000	1,168,113	0.14
			30,288,392	3.68
Colombia (Cost $53,019,714)
Colombia (Rep of) 12.000%, 10/22/2015	COP	1,791,000,000	770,791	0.09
Colombia (Rep of) 7.375%, 03/18/2019		2,580,000	3,041,820	0.37
Colombia (Rep of) 11.750%, 02/25/2020		615,000	856,388	0.10
Colombia (Rep of) 7.750%, 04/14/2021	COP	2,925,000,000	1,335,790	0.16
Colombia (Rep of) 4.375%, 03/21/2023	COP	221,000,000	83,165	0.01
Colombia (Rep of) 4.000%, 02/26/2024		930,000	964,875	0.12
Colombia (Rep of) 8.125%, 05/21/2024		538,000	710,832	0.09
Colombia (Rep of) 9.850%, 06/28/2027	COP	1,332,000,000	727,905	0.09
Colombia (Rep of) 7.375%, 09/18/2037		3,835,000	5,177,250	0.63
Colombia (Rep of) 6.125%, 01/18/2041		2,092,000	2,541,780	0.31
Colombia (Rep of) 5.625%, 02/26/2044		2,800,000	3,234,000	0.39
Colombia (Rep of) 5.000%, 06/15/2045		1,558,000	1,647,585	0.20
Colombia Telecomunicaciones S.A. ESP 5.375%, 09/27/2022		1,120,000	1,106,000	0.13
Colombian TES 8.000%, 10/28/2015	COP	3,717,000,000	1,560,668	0.19
Colombian TES 7.250%, 06/15/2016	COP	23,421,100,000	9,930,354	1.20
Colombian TES 7.000%, 09/11/2019	COP	4,309,900,000	1,893,106	0.23
Colombian TES 10.000%, 07/24/2024	COP	3,006,500,000	1,526,674	0.19
Colombian TES 7.500%, 08/26/2026	COP	4,307,500,000	1,862,923	0.23
Colombian TES 6.000%, 04/28/2028	COP	3,850,900,000	1,437,948	0.17
Emgesa S.A. ESP 8.750%, 01/25/2021	COP	818,000,000	359,752	0.04
Empresa de Telecomunicaciones de Bogota 7.000%, 01/17/2023	COP	1,416,000,000	558,566	0.07
Empresas Publicas de Medellin ESP 8.375%, 02/01/2021	COP	1,306,000,000	567,896	0.07
Millicom International Cellular S.A. 4.750%, 05/22/2020		380,000	358,150	0.04
Millicom International Cellular S.A. 6.625%, 10/15/2021		955,000	976,487	0.12
Pacific Rubiales Energy Corp 5.125%, 03/28/2023		1,010,000	549,440	0.07
Pacific Rubiales Energy Corp. 5.375%, 01/26/2019		600,000	394,500	0.05
Pacific Rubiales Energy Corp. 7.250%, 12/12/2021		1,900,000	1,235,000	0.15
Pacific Rubiales Energy Corp. 5.625%, 01/19/2025		3,610,000	2,057,700	0.25
			47,467,345	5.76
Costa Rica (Cost $5,426,542)
Costa Rica (Rep of) 4.250%, 01/26/2023		2,887,000	2,666,866	0.32
Costa Rica (Rep of) 4.375%, 04/30/2025		650,000	586,788	0.07
Costa Rica (Rep of) 5.625%, 04/30/2043		1,070,000	885,425	0.11

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Costa Rica - (continued)
Instituto Costarricense de Electricidad 6.950%, 11/10/2021		200,000	$209,146	0.03
Instituto Costarricense de Electricidad 6.375%, 05/15/2043		1,100,000	922,493	0.11
			5,270,718	0.64
Croatia (Cost $7,776,541)
Croatia (Rep of) 6.250%, 04/27/2017		1,030,000	1,089,864	0.13
Croatia (Rep of) 6.750%, 11/05/2019		1,940,000	2,140,053	0.26
Croatia (Rep of) 6.625%, 07/14/2020		3,145,000	3,465,412	0.42
Croatia (Rep of) 6.375%, 03/24/2021		1,079,000	1,185,681	0.15
			7,881,010	0.96
Czech Republic (Cost $1,707,766)
New World Resources N.V. 8.000%, 04/07/2020(6)	EUR	1,497,423	1,066,015	0.13
New World Resources N.V. 4.000%, 10/07/2020(6)	EUR	574,012	227,022	0.03
			1,293,037	0.16
Dominican Republic (Cost $11,669,820)
Dominican (Rep of) 7.500%, 05/06/2021		2,393,000	2,686,142	0.33
Dominican (Rep of) 6.600%, 01/28/2024		1,040,000	1,133,600	0.14
Dominican (Rep of) 5.875%, 04/18/2024		3,249,000	3,427,695	0.42
Dominican (Rep of) 5.500%, 01/27/2025(7)(8)		1,830,000	1,852,875	0.22
Dominican (Rep of) 7.450%, 04/30/2044		830,000	913,000	0.11
Dominican (Rep of) 6.850%, 01/27/2045(7)(8)		1,830,000	1,848,300	0.22
			11,861,612	1.44
Ecuador (Cost $7,401,865)
Ecuador (Rep of) 9.375%, 12/15/2015		779,000	768,483	0.09
Ecuador (Rep of) 7.950%, 06/20/2024		4,448,000	3,936,480	0.48
EP PetroEcuador via Noble Sovereign Funding I Ltd., FRN 5.885%, 09/24/2019		2,030,000	1,745,800	0.21
			6,450,763	0.78
Egypt (Cost $2,885,594)
Egypt (Rep of) 5.750%, 04/29/2020		2,070,000	2,209,725	0.27
Egypt (Rep of) 6.875%, 04/30/2040		805,000	819,087	0.10
			3,028,812	0.37
El Salvador (Cost $4,690,829)
El Salvador (Rep of) 7.375%, 12/01/2019		1,220,000	1,335,900	0.16
El Salvador (Rep of) 5.875%, 01/30/2025		810,000	807,975	0.10
El Salvador (Rep of) 6.375%, 01/18/2027		480,000	492,000	0.06
El Salvador (Rep of) 8.250%, 04/10/2032		515,000	596,756	0.07
El Salvador (Rep of) 7.650%, 06/15/2035		180,000	195,075	0.02
El Salvador (Rep of) 7.625%, 02/01/2041		1,270,000	1,365,250	0.17
			4,792,956	0.58
Ethiopia (Cost $1,813,320)
Federal Democratic Republic of Ethiopia 6.625%, 12/11/2024(7)(8)		1,840,000	1,803,200	0.22
			1,803,200	0.22
Gabon (Cost $4,511,426)
Gabonese (Rep of) 6.375%, 12/12/2024		4,302,700	4,044,538	0.49
			4,044,538	0.49
Georgia (Cost $2,771,189)
Georgia (Rep of) 6.875%, 04/12/2021		1,020,000	1,109,250	0.13
Georgian Railway JSC 7.750%, 07/11/2022		1,500,000	1,569,600	0.19
			2,678,850	0.32

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Ghana (Cost $873,920)
Tullow Oil PLC 6.000%, 11/01/2020		450,000	$378,000	0.05
Tullow Oil PLC 6.250%, 04/15/2022		450,000	378,000	0.04
			756,000	0.09
Guatemala (Cost $2,908,114)
Comcel Trust via Comunicaciones Celulares S.A. 6.875%, 02/06/2024		1,425,000	1,474,875	0.18
Guatemala (Rep of) 4.875%, 02/13/2028		1,390,000	1,452,550	0.17
			2,927,425	0.35
Hong Kong (Cost $347,955)
CFG Investment S.A.C. 9.750%, 07/30/2019		366,000	305,610	0.04
			305,610	0.04
Hungary (Cost $18,868,976)
Hungary (Rep of) 4.125%, 02/19/2018		2,228,000	2,334,944	0.28
Hungary (Rep of) 6.250%, 01/29/2020		1,640,000	1,882,884	0.23
Hungary (Rep of) 5.375%, 02/21/2023		4,010,000	4,519,270	0.55
Hungary (Rep of) 5.750%, 11/22/2023		3,930,000	4,556,953	0.55
Hungary (Rep of) 5.375%, 03/25/2024		1,940,000	2,210,630	0.27
Hungary (Rep of) 7.625%, 03/29/2041		3,686,000	5,455,280	0.66
			20,959,961	2.54
India (Cost $7,954,239)
Export-Import Bank of India 4.000%, 08/07/2017		600,000	625,706	0.08
Export-Import Bank of India 4.000%, 01/14/2023		1,228,000	1,271,207	0.15
Greenko Dutch B.V. 8.000%, 08/01/2019		530,000	470,375	0.06
Power Finance Corp. Ltd. 8.650%, 12/28/2024	INR	110,000,000	1,775,448	0.22
Vedanta Resources PLC 9.500%, 07/18/2018		785,000	777,150	0.09
Vedanta Resources PLC 8.250%, 06/07/2021		1,760,000	1,592,800	0.19
Vedanta Resources PLC 7.125%, 05/31/2023		1,220,000	1,033,950	0.13
			7,546,636	0.92
Indonesia (Cost $28,174,787)
Berau Capital Resources Pte Ltd. 12.500%, 07/08/2015		1,100,000	632,500	0.08
Berau Coal Energy Tbk PT 7.250%, 03/13/2017		3,040,000	1,474,400	0.18
Enercoal Resources Pte Ltd. 6.000%, 04/07/2018		200,000	30,000	—
Golden Legacy PTE Ltd. 9.000%, 04/24/2019		335,000	323,275	0.04
Indo Energy Finance II B.V. 6.375%, 01/24/2023		1,722,000	1,127,910	0.14
Indonesia (Rep of) 6.250%, 04/15/2017	IDR	5,390,000,000	422,353	0.05
Indonesia (Rep of) 6.875%, 01/17/2018		725,000	820,733	0.10
Indonesia (Rep of) 11.625%, 03/04/2019		1,430,000	1,922,594	0.23
Indonesia (Rep of) 7.875%, 04/15/2019	IDR	30,000,000,000	2,458,356	0.30
Indonesia (Rep of) 5.875%, 03/13/2020		554,000	628,535	0.08
Indonesia (Rep of) 4.875%, 05/05/2021		870,000	945,272	0.11
Indonesia (Rep of) 4.125%, 01/15/2025(7)		670,000	688,425	0.08
Indonesia (Rep of) 7.000%, 05/15/2027	IDR	7,515,000,000	582,088	0.07
Indonesia (Rep of) 8.375%, 03/15/2034	IDR	65,660,000,000	5,712,055	0.69
Indonesia (Rep of) 7.750%, 01/17/2038		500,000	689,333	0.08
Indonesia (Rep of) 5.125%, 01/15/2045(7)		670,000	710,200	0.09
Majapahit Holding B.V. 8.000%, 08/07/2019		1,240,000	1,453,900	0.18
Majapahit Holding B.V. 7.750%, 01/20/2020		870,000	1,020,075	0.12
Pertamina Persero PT 6.000%, 05/03/2042		1,765,000	1,804,712	0.22
Perusahaan Listrik Negara PT 5.500%, 11/22/2021		2,570,000	2,772,387	0.34
Perusahaan Penerbit SBSN Indonesia 6.125%, 03/15/2019		1,090,000	1,230,492	0.15
			27,449,595	3.33
Iraq (Cost $3,186,803)
Genel Energy Finance PLC 7.500%, 05/14/2019		800,000	688,000	0.08

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Iraq - (continued)
Iraq (Rep of) 5.800%, 01/15/2028		2,730,000	$2,180,211	0.27
			2,868,211	0.35
Ivory Coast (Cost $13,973,185)
Ivory Coast (Rep of) 5.375%, 07/23/2024		1,220,000	1,146,800	0.14
Ivory Coast (Rep of), FRN 5.750%, 12/31/2032		13,555,000	12,744,411	1.55
			13,891,211	1.69
Jamaica (Cost $9,087,018)
Digicel Group Ltd. 8.875%, 01/15/2015		5,355,000	5,210,415	0.63
Digicel Group Ltd. 7.125%, 04/01/2022		1,235,000	1,118,848	0.14
Digicel Ltd. 6.000%, 04/15/2021		2,005,000	1,879,688	0.23
			8,208,951	1.00
Kazakhstan (Cost $27,066,863)
Development Bank of Kazakhstan JSC 4.125%, 12/10/2022		3,580,000	2,908,750	0.35
KazAgro National Management Holding JSC 4.625%, 05/24/2023		1,110,000	899,322	0.11
Kazakhstan (Rep of) 4.875%, 10/14/2044		620,000	543,740	0.07
Kazakhstan Temir Zholy Finance B.V. 6.375%, 10/06/2020		626,000	603,307	0.07
Kazakhstan Temir Zholy Finance B.V. 6.950%, 07/10/2042		1,501,000	1,362,683	0.17
Kazatomprom Natsionalnaya Atomnaya Kompaniya A.O. 6.250%, 05/20/2015		1,695,000	1,699,729	0.21
Kazkommertsbank JSC 8.000%, 11/03/2015		930,000	900,817	0.11
Kazkommertsbank JSC 7.500%, 11/29/2016		1,360,000	1,196,800	0.14
Kazkommertsbank JSC 6.875%, 02/13/2017	EUR	1,475,000	1,417,071	0.17
Kazkommertsbank JSC 8.500%, 05/11/2018		1,005,000	805,085	0.10
KazMunayGas National Co. JSC 9.125%, 07/02/2018		851,000	926,739	0.11
KazMunayGas National Co. JSC 7.000%, 05/05/2020		1,940,000	1,981,710	0.24
KazMunayGas National Co. JSC 6.375%, 04/09/2021		440,000	433,400	0.05
KazMunayGas National Co. JSC 4.400%, 04/30/2023		4,270,000	3,736,506	0.45
KazMunayGas National Co. JSC 5.750%, 04/30/2043		1,900,000	1,529,576	0.19
KazMunayGas National Co. JSC 6.000%, 11/07/2044		300,000	244,560	0.03
Nostrum Oil & Gas Finance B.V. 6.375%, 02/14/2019		1,265,000	1,012,000	0.12
Zhaikmunai LLP 7.125%, 11/13/2019		1,840,000	1,475,680	0.18
			23,677,475	2.87
Kenya (Cost $1,258,101)
Kenya (Rep of) 6.875%, 06/24/2024		1,180,000	1,227,200	0.15
			1,227,200	0.15
Latvia (Cost $1,705,399)
Latvia (Rep of) 2.750%, 01/12/2020		1,740,000	1,767,649	0.21
			1,767,649	0.21
Lebanon (Cost $14,063,899)
Lebanon (Rep of) 4.100%, 06/12/2015		227,000	227,159	0.03
Lebanon (Rep of) 5.150%, 11/12/2018		620,000	618,450	0.08
Lebanon (Rep of) 5.450%, 11/28/2019		1,010,000	1,005,960	0.12
Lebanon (Rep of) 6.375%, 03/09/2020		2,334,000	2,415,690	0.29
Lebanon (Rep of) 8.250%, 04/12/2021		992,000	1,109,393	0.13
Lebanon (Rep of) 6.100%, 10/04/2022		2,807,000	2,859,631	0.35
Lebanon (Rep of) 6.000%, 01/27/2023		1,960,000	1,970,192	0.24
Lebanon (Rep of) 6.600%, 11/27/2026		3,822,000	3,907,995	0.47
			14,114,470	1.71
Lithuania (Cost $6,686,916)
Lithuania (Rep of) 7.375%, 02/11/2020		2,838,000	3,483,645	0.42
Lithuania (Rep of) 6.125%, 03/09/2021		620,000	740,125	0.09

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Lithuania - (continued)
Lithuania (Rep of) 6.625%, 02/01/2022		2,191,000	$2,725,056	0.33
			6,948,826	0.84
Malaysia (Cost $6,922,713)
Malaysia (Rep of) 4.012%, 09/15/2017	MYR	9,000	2,509	—
Malaysia (Rep of) 4.378%, 11/29/2019	MYR	9,000	2,552	—
Malaysia (Rep of) 4.048%, 09/30/2021	MYR	6,513,000	1,826,426	0.22
Malaysia (Rep of) 3.418%, 08/15/2022	MYR	3,490,000	932,912	0.11
Malaysia (Rep of) 4.935%, 09/30/2043	MYR	2,210,000	639,199	0.08
Petronas Capital Ltd. 5.250%, 08/12/2019		770,000	859,611	0.11
Petronas Capital Ltd. 7.875%, 05/22/2022		410,000	534,199	0.07
Wakala Global Sukuk Bhd. 4.646%, 07/06/2021		1,580,000	1,759,836	0.21
			6,557,244	0.80
Mexico (Cost $40,490,013)
CEMEX Espana S.A. 9.875%, 04/30/2019		680,000	741,200	0.09
Cemex Finance LLC 9.375%, 10/12/2022		2,345,000	2,581,728	0.31
Cemex S.A.B. de C.V. 5.875%, 03/25/2019		360,000	362,520	0.04
Cemex S.A.B. de C.V. 6.500%, 12/10/2019		945,000	954,450	0.12
Cemex S.A.B. de C.V. 7.250%, 01/15/2021		235,000	242,638	0.03
Cemex S.A.B. de C.V. 5.700%, 01/11/2025		365,000	336,712	0.04
Comision Federal de Electricidad 4.875%, 01/15/2024		1,180,000	1,248,440	0.15
Comision Federal de Electricidad 5.750%, 02/14/2042		970,000	1,057,300	0.13
Corp. GEO S.A.B. de C.V. 8.875%, 03/27/2022(2)		1,400,000	77,000	0.01
Desarrolladora Homex S.A.B. de C.V. 9.750%, 03/25/2020(2)		1,250,000	87,500	0.01
Empresas ICA S.A.B. de C.V. 8.900%, 02/04/2021		1,365,000	981,435	0.12
Empresas ICA S.A.B. de C.V. 8.875%, 05/29/2024		1,495,000	1,048,369	0.13
Grupo Televisa S.A.B. 7.250%, 05/14/2043	MXN	5,000,000	303,574	0.04
Mexican Bonos 10.000%, 12/05/2024	MXN	52,110,000	4,734,968	0.57
Mexican Bonos 7.500%, 06/03/2027	MXN	37,510,000	2,955,827	0.36
Mexican Udibonos 4.000%, 11/15/2040	MXN	8,880,000	3,667,773	0.44
Mexico (Rep of) 6.050%, 01/11/2040		392,000	500,780	0.06
Mexico (Rep of) 4.750%, 03/08/2044		2,040,000	2,208,300	0.27
Mexico (Rep of) 5.550%, 01/21/2045		1,760,000	2,138,400	0.26
Mexico (Rep of) 4.600%, 01/23/2046		3,499,000	3,735,182	0.45
Mexico (Rep of) 5.750%, 10/12/2110		788,000	890,440	0.11
Petroleos Mexicanos 6.000%, 03/05/2020		434,000	487,599	0.06
Petroleos Mexicanos 7.190%, 09/12/2024	MXN	10,270,000	705,701	0.09
Petroleos Mexicanos 6.500%, 06/02/2041		1,990,000	2,226,611	0.27
Petroleos Mexicanos 5.500%, 06/27/2044		335,000	336,675	0.04
Petroleos Mexicanos 5.625%, 01/23/2046(7)		2,000,000	2,044,600	0.25
Red de Carreteras de Occidente S.A.P.I.B. de C.V. 9.000%, 06/10/2028	MXN	2,480,000	160,560	0.02
			36,816,282	4.47
Mongolia (Cost $4,518,959)
Mongolian Mining Corp. 8.875%, 03/29/2017		6,475,000	4,305,875	0.52
			4,305,875	0.52
Morocco (Cost $4,638,471)
Morocco (Rep of) 4.250%, 12/11/2022		4,495,000	4,725,369	0.57
Morocco (Rep of) 5.500%, 12/11/2042		200,000	224,250	0.03
			4,949,619	0.60
Nigeria (Cost $7,936,412)
Access Bank PLC, FRN 9.250%, 06/24/2021		1,275,000	1,052,130	0.13
Afren PLC 11.500%, 02/01/2016		600,000	210,000	0.03

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Nigeria - (continued)
Afren PLC 6.625%, 12/09/2020		795,000	$270,300	0.03
FBN Finance Co. B.V., FRN 8.250%, 08/07/2020		1,000,000	865,000	0.10
FBN Finance Co. B.V., FRN 8.000%, 07/23/2021		1,030,000	839,450	0.10
Sea Trucks Group Ltd. 9.000%, 03/26/2018(7)		3,160,000	2,054,000	0.25
Seven Energy Ltd. 10.250%, 10/11/2021(9)		600,000	456,000	0.06
			5,746,880	0.70
Pakistan (Cost $10,294,925)
Pakistan (Rep of) 7.125%, 03/31/2016		1,275,000	1,306,875	0.16
Pakistan (Rep of) 6.875%, 06/01/2017		1,360,000	1,390,600	0.17
Pakistan (Rep of) 7.250%, 04/15/2019		2,896,000	2,950,300	0.36
Pakistan (Rep of) 6.750%, 12/03/2019		2,120,000	2,124,121	0.25
Pakistan (Rep of) 8.250%, 04/15/2024		2,374,000	2,457,565	0.30
			10,229,461	1.24
Panama (Cost $7,239,384)
Panama (Rep of) 4.000%, 09/22/2024		450,000	473,625	0.05
Panama (Rep of) 7.125%, 01/29/2026		1,106,000	1,468,215	0.18
Panama (Rep of) 8.875%, 09/30/2027		1,037,000	1,545,130	0.19
Panama (Rep of) 9.375%, 04/01/2029		1,149,000	1,801,058	0.22
Panama (Rep of) 6.700%, 01/26/2036		802,000	1,084,705	0.13
Panama (Rep of) 4.300%, 04/29/2053		1,390,000	1,393,475	0.17
			7,766,208	0.94
Paraguay (Cost $1,947,259)
Paraguay (Rep of) 4.625%, 01/25/2023		1,010,000	1,041,563	0.13
Telefonica Celular del Paraguay S.A. 6.750%, 12/13/2022		880,000	903,927	0.11
			1,945,490	0.24
Peru (Cost $14,451,711)
Ajecorp B.V. 6.500%, 05/14/2022		205,000	166,050	0.02
Peru (Rep of) 5.700%, 08/12/2024	PEN	4,800,000	1,607,588	0.19
Peru (Rep of) 7.350%, 07/21/2025		3,013,000	4,090,147	0.50
Peru (Rep of) 8.200%, 08/12/2026	PEN	2,599,000	1,045,462	0.13
Peru (Rep of) 6.950%, 08/12/2031	PEN	667,000	247,151	0.03
Peru (Rep of) 8.750%, 11/21/2033		2,326,000	3,692,525	0.45
Peru (Rep of) 5.625%, 11/18/2050		3,271,000	4,031,508	0.49
			14,880,431	1.81
Philippines (Cost $18,285,554)
Philippines (Rep of) 4.000%, 01/15/2021		2,528,000	2,783,960	0.34
Philippines (Rep of) 4.950%, 01/15/2021	PHP	22,000,000	535,119	0.06
Philippines (Rep of) 3.900%, 11/26/2022	PHP	57,000,000	1,321,808	0.16
Philippines (Rep of) 10.625%, 03/16/2025		757,000	1,241,480	0.15
Philippines (Rep of) 5.500%, 03/30/2026		1,450,000	1,794,375	0.22
Philippines (Rep of) 9.500%, 02/02/2030		1,975,000	3,352,563	0.40
Philippines (Rep of) 7.750%, 01/14/2031		1,670,000	2,534,225	0.31
Philippines (Rep of) 6.375%, 10/23/2034		2,076,000	2,945,325	0.36
Philippines (Rep of) 6.250%, 01/14/2036	PHP	54,000,000	1,439,004	0.17
Power Sector Assets & Liabilities Management Corp. 7.390%, 12/02/2024		1,032,000	1,376,430	0.17
			19,324,289	2.34
Poland (Cost $2,877,788)
Poland (Rep of) 5.000%, 03/23/2022		1,650,000	1,893,540	0.23
Poland (Rep of) 3.000%, 03/17/2023		1,100,000	1,124,750	0.14
			3,018,290	0.37
Romania (Cost $12,826,351)
Romania (Rep of) 5.900%, 07/26/2017	RON	4,630,000	1,291,696	0.16

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Romania - (continued)
Romania (Rep of) 5.600%, 11/28/2018	RON	860,000	$246,775	0.03
Romania (Rep of) 4.750%, 06/24/2019	RON	890,000	250,903	0.03
Romania (Rep of) 5.750%, 04/29/2020	RON	2,160,000	642,437	0.08
Romania (Rep of) 5.950%, 06/11/2021	RON	340,000	104,504	0.01
Romania (Rep of) 6.750%, 02/07/2022		4,852,000	5,953,404	0.72
Romania (Rep of) 4.375%, 08/22/2023		4,030,000	4,380,610	0.53
Romania (Rep of) 6.125%, 01/22/2044		240,000	320,100	0.04
			13,190,429	1.60
Russian Federation (Cost $64,727,998)
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.500%, 09/26/2019		2,120,000	1,796,467	0.22
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.750%, 04/28/2021		815,000	690,445	0.08
Brunswick Rail Finance Ltd. 6.500%, 11/01/2017		1,165,000	524,250	0.06
CEDC Finance Corp. International, Inc., FRN 9.000%, 04/30/2018		1,733,103	1,457,973	0.18
Credit Bank of Moscow Via CBOM Finance PLC 7.700%, 02/01/2018		1,770,000	1,406,300	0.17
Far East Capital Ltd. S.A. 8.000%, 05/02/2018		2,055,000	719,250	0.09
Far East Capital Ltd. S.A. 8.750%, 05/02/2020		1,435,000	473,550	0.06
Metalloinvest Finance Ltd. 5.625%, 04/17/2020		490,000	370,989	0.05
Mobile Telesystems OJSC 8.150%, 11/03/2020	RUB	15,250,000	202,264	0.02
Russian Agricultural Bank OJSC Via RSHB Capital S.A. 7.750%, 05/29/2018		1,080,000	945,216	0.11
Russian Federal Bond - OFZ 7.400%, 06/14/2017	RUB	56,777,000	704,051	0.09
Russian Federal Bond - OFZ 6.200%, 01/31/2018	RUB	23,489,000	272,534	0.03
Russian Federal Bond - OFZ 7.500%, 03/15/2018	RUB	40,562,000	485,920	0.06
Russian Federal Bond - OFZ 7.500%, 02/27/2019	RUB	55,007,000	628,253	0.08
Russian Federal Bond - OFZ 6.700%, 05/15/2019	RUB	26,385,000	291,785	0.04
Russian Federal Bond - OFZ 6.800%, 12/11/2019	RUB	50,104,000	543,187	0.07
Russian Federal Bond - OFZ 6.400%, 05/27/2020	RUB	52,811,000	551,471	0.07
Russian Federal Bond - OFZ 7.600%, 04/14/2021	RUB	76,744,000	815,301	0.10
Russian Federal Bond - OFZ 7.600%, 07/20/2022	RUB	57,090,000	589,944	0.07
Russian Federal Bond - OFZ 7.000%, 01/25/2023	RUB	77,332,000	759,861	0.09
Russian Federal Bond - OFZ 7.000%, 08/16/2023	RUB	23,336,000	230,991	0.03
Russian Federal Bond - OFZ 8.150%, 02/03/2027	RUB	32,557,000	335,250	0.04
Russian Federal Bond - OFZ 7.050%, 01/19/2028	RUB	89,108,000	810,954	0.10
Russian Foreign Bond - Eurobond 5.000%, 04/29/2020		600,000	531,240	0.06
Russian Foreign Bond - Eurobond, FRN 7.500%, 03/31/2030		6,864,786	6,903,202	0.84
Russian Foreign Bond - Eurobond 5.625%, 04/04/2042		1,400,000	1,120,000	0.14
Russian Foreign Bond - Eurobond 5.875%, 09/16/2043		600,000	495,000	0.06
Russian Railways via RZD Capital PLC 5.700%, 04/05/2022		1,640,000	1,328,400	0.16
Russian Standard Bank Via Russian Standard Finance S.A. 9.250%, 07/11/2017		1,505,000	1,369,550	0.17
Russian Standard Bank Via Russian Standard Finance S.A. 10.750%, 04/10/2018		1,055,000	422,211	0.05
SUEK Finance 8.250%, 06/26/2020	RUB	25,500,000	277,375	0.03
TMK OAO Via TMK Capital S.A. 7.750%, 01/27/2018		1,680,000	1,055,174	0.13
TMK OAO Via TMK Capital S.A. 6.750%, 04/03/2020		1,265,000	708,400	0.09

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Russian Federation - (continued)
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 7.748%, 02/02/2021		1,855,000	$1,576,750	0.19
VimpelCom Holdings B.V. 9.000%, 02/13/2018	RUB	30,000,000	338,506	0.04
VimpelCom Holdings B.V. 7.504%, 03/01/2022		2,090,000	1,736,957	0.21
VimpelCom Holdings B.V. 5.950%, 02/13/2023		1,625,000	1,230,938	0.15
Vnesheconombank Via VEB Finance PLC 5.450%, 11/22/2017		2,267,000	1,927,313	0.23
Vnesheconombank Via VEB Finance PLC 6.902%, 07/09/2020		4,784,000	3,574,767	0.43
Vnesheconombank Via VEB Finance PLC 5.942%, 11/21/2023		1,040,000	692,723	0.08
Vnesheconombank Via VEB Finance PLC 6.800%, 11/22/2025		2,697,000	1,845,503	0.22
			42,740,215	5.19
Senegal (Cost $1,129,654)
Senegal (Rep of) 8.750%, 05/13/2021		990,000	1,123,650	0.14
			1,123,650	0.14
Serbia (Cost $7,164,279)
Serbia (Rep of) 5.875%, 12/03/2018		970,000	1,024,553	0.12
Serbia (Rep of) 4.875%, 02/25/2020		2,630,000	2,682,600	0.33
Serbia (Rep of) 7.250%, 09/28/2021		3,140,000	3,593,855	0.44
			7,301,008	0.89
South Africa (Cost $39,366,430)
Edcon Ltd. 9.500%, 03/01/2018	EUR	2,830,000	2,561,611	0.31
South Africa (Rep of) 8.000%, 12/21/2018	ZAR	7,600	689	—
South Africa (Rep of) 6.875%, 05/27/2019		1,650,000	1,891,312	0.23
South Africa (Rep of) 5.500%, 03/09/2020		3,666,000	4,028,018	0.49
South Africa (Rep of) 5.875%, 05/30/2022		1,780,000	2,035,430	0.25
South Africa (Rep of) 7.750%, 02/28/2023	ZAR	80,477,740	7,284,117	0.88
South Africa (Rep of) 10.500%, 12/21/2026	ZAR	30,906,760	3,374,609	0.41
South Africa (Rep of) 8.000%, 01/31/2030	ZAR	23,775,970	2,142,859	0.26
South Africa (Rep of) 7.000%, 02/28/2031	ZAR	97,632,380	7,960,665	0.97
South Africa (Rep of) 6.250%, 03/31/2036	ZAR	28,199,460	2,059,130	0.25
South Africa (Rep of) 8.500%, 01/31/2037	ZAR	10,700,000	990,887	0.12
South Africa (Rep of) 6.500%, 02/28/2041	ZAR	2,900	214	—
South Africa (Rep of) 8.750%, 02/28/2048	ZAR	34,859,770	3,313,848	0.40
Transnet SOC Ltd. 9.500%, 05/13/2021	ZAR	11,660,000	1,048,138	0.13
			38,691,527	4.70
Sri Lanka (Cost $2,884,050)
Bank of Ceylon 6.875%, 05/03/2017		1,340,000	1,386,900	0.17
Sri Lanka (Rep of) 6.250%, 10/04/2020		300,000	316,875	0.04
Sri Lanka (Rep of) 6.250%, 07/27/2021		1,120,000	1,184,400	0.14
			2,888,175	0.35
Thailand (Cost $6,759,598)
Thailand (Rep of) 1.200%, 07/14/2021	THB	71,500,000	2,203,049	0.27
Thailand (Rep of) 3.650%, 12/17/2021	THB	62,730,000	2,063,520	0.25
Thailand (Rep of) 1.250%, 03/12/2028	THB	39,100,000	1,069,253	0.13
Thailand (Rep of) 4.675%, 06/29/2044	THB	33,000,000	1,193,941	0.14
			6,529,763	0.79
Turkey (Cost $43,542,947)
Akbank TAS 7.500%, 02/05/2018	TRY	1,235,000	482,441	0.06
Roenesans Holding A.S., FRN 11.530%, 12/18/2015	TRY	610,000	247,611	0.03
Turkey (Rep of) 10.700%, 02/24/2016	TRY	4,560,000	1,934,873	0.23

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Turkey - (continued)
Turkey (Rep of) 8.200%, 07/13/2016	TRY	3,730,000	$1,553,722	0.19
Turkey (Rep of) 7.500%, 07/14/2017		1,020,000	1,141,125	0.14
Turkey (Rep of) 6.750%, 04/03/2018		3,098,000	3,467,901	0.42
Turkey (Rep of) 8.300%, 06/20/2018	TRY	8,016,600	3,418,762	0.41
Turkey (Rep of) 7.000%, 03/11/2019		960,000	1,102,800	0.13
Turkey (Rep of) 10.400%, 03/27/2019	TRY	5,123,000	2,360,144	0.29
Turkey (Rep of) 7.500%, 11/07/2019		1,170,000	1,386,567	0.17
Turkey (Rep of) 5.625%, 03/30/2021		1,580,000	1,756,802	0.21
Turkey (Rep of) 9.500%, 01/12/2022	TRY	5,150,000	2,389,319	0.29
Turkey (Rep of) 3.000%, 02/23/2022	TRY	6,461,940	3,511,817	0.43
Turkey (Rep of) 6.250%, 09/26/2022		300,000	348,681	0.04
Turkey (Rep of) 7.100%, 03/08/2023	TRY	9,059,600	3,692,279	0.45
Turkey (Rep of) 8.800%, 09/27/2023	TRY	3,902,400	1,766,712	0.21
Turkey (Rep of) 10.400%, 03/20/2024	TRY	3,672,000	1,826,769	0.22
Turkey (Rep of) 5.750%, 03/22/2024		580,000	664,100	0.08
Turkey (Rep of) 9.000%, 07/24/2024	TRY	6,730,000	3,116,989	0.38
Turkey (Rep of) 7.375%, 02/05/2025		1,387,000	1,768,009	0.21
Turkey (Rep of) 6.875%, 03/17/2036		1,201,000	1,552,292	0.19
Turkey (Rep of) 6.750%, 05/30/2040		1,277,000	1,660,100	0.20
Turkey (Rep of) 6.000%, 01/14/2041		1,000,000	1,197,500	0.15
Turkiye Garanti Bankasi A.S. 7.375%, 03/07/2018	TRY	1,205,000	459,643	0.06
			42,806,958	5.19
Ukraine (Cost $45,757,915)
DTEK Finance B.V. 9.500%, 04/28/2015		1,145,000	689,290	0.08
DTEK Finance PLC 7.875%, 04/04/2018		4,303,000	1,724,479	0.21
Ferrexpo Finance PLC 7.875%, 04/07/2016		2,425,000	1,818,750	0.22
Metinvest B.V. 10.500%, 11/28/2017(7)(8)		1,950,000	936,390	0.11
Metinvest B.V. 8.750%, 02/14/2018		4,140,000	1,863,000	0.23
MHP S.A. 10.250%, 04/29/2015		1,783,000	1,667,105	0.20
MHP S.A. 8.250%, 04/02/2020		3,855,000	2,371,315	0.29
Mriya Agro Holding PLC 9.450%, 04/19/2018(2)		2,050,000	205,000	0.03
Oschadbank Via SSB #1 PLC 8.250%, 03/10/2016		1,760,000	842,287	0.10
Oschadbank Via SSB #1 PLC 8.875%, 03/20/2018		1,770,000	810,453	0.10
Privatbank CJSC Via UK SPV Credit Finance PLC 9.375%, 09/23/2015		385,000	215,677	0.03
Ukraine (Rep of) 9.250%, 07/24/2017		5,634,000	2,992,555	0.36
Ukraine (Rep of) 7.750%, 09/23/2020		3,415,000	1,768,970	0.21
Ukraine (Rep of) 7.950%, 02/23/2021(9)		4,450,000	2,314,534	0.28
Ukraine (Rep of) 7.800%, 11/28/2022		4,470,000	2,235,536	0.27
Ukraine (Rep of) 7.500%, 04/17/2023		4,887,000	2,441,154	0.30
Ukreximbank Via Biz Finance PLC 8.750%, 01/22/2018		1,950,000	907,140	0.11
UKRLANDFARMING PLC 10.875%, 03/26/2018		3,095,000	1,114,819	0.14
			26,918,454	3.27
United Arab Emirates (Cost $8,713,544)
Dana Gas Sukuk Ltd. 7.000%, 10/31/2017		58,260	50,104	0.01
Dana Gas Sukuk Ltd. 9.000%, 10/31/2017		1,700,060	1,462,051	0.18
Dubai DOF Sukuk Ltd. 6.450%, 05/02/2022		200,000	240,500	0.03
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	1,900,000	2,898,983	0.35
Emirate of Dubai (Rep of) 7.750%, 10/05/2020		2,299,000	2,865,129	0.35
Emirate of Dubai (Rep of) 5.250%, 01/30/2043		650,000	624,000	0.07
			8,140,767	0.99

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Uruguay (Cost $14,510,602)
Uruguay (Rep of) 5.000%, 09/14/2018(4)	UYU	12,120,000	$948,760	0.11
Uruguay (Rep of) 4.500%, 08/14/2024		2,084,374	2,281,347	0.28
Uruguay (Rep of) 4.250%, 04/05/2027	UYU	24,359,000	1,792,333	0.22
Uruguay (Rep of) 4.375%, 12/15/2028	UYU	23,880,000	1,271,686	0.15
Uruguay (Rep of) 7.875%, 01/15/2033(6)		2,026,000	2,907,310	0.35
Uruguay (Rep of) 7.625%, 03/21/2036		1,394,000	1,993,420	0.24
Uruguay (Rep of) 3.700%, 06/26/2037	UYU	15,937,000	1,034,106	0.13
Uruguay (Rep of) 4.125%, 11/20/2045		1,064,235	1,034,969	0.13
Uruguay (Rep of) 5.100%, 06/18/2050		746,000	811,275	0.10
Uruguay Notas del Tesoro 3.250%, 01/27/2019	UYU	100,000	11,787	—
			14,086,993	1.71
Venezuela (Cost $37,940,451)
Petroleos de Venezuela S.A. 5.000%, 10/28/2015		3,804,000	3,261,930	0.40
Petroleos de Venezuela S.A. 5.125%, 10/28/2016		1,906,563	934,216	0.11
Petroleos de Venezuela S.A. 5.250%, 04/12/2017		1,060,000	392,650	0.05
Petroleos de Venezuela S.A. 8.500%, 11/02/2017		5,133,100	2,933,567	0.36
Petroleos de Venezuela S.A. 9.000%, 11/17/2021		2,569,076	902,838	0.11
Petroleos de Venezuela S.A. 12.750%, 02/17/2022		500,000	210,700	0.03
Petroleos de Venezuela S.A. 5.375%, 04/12/2027		1,170,000	353,223	0.04
Petroleos de Venezuela S.A. 9.750%, 05/17/2035		5,420,147	1,930,656	0.23
Venezuela (Rep of) 5.750%, 02/26/2016		790,000	452,275	0.05
Venezuela (Rep of) 7.750%, 10/13/2019		770,000	252,175	0.03
Venezuela (Rep of) 6.000%, 12/09/2020		785,000	249,238	0.03
Venezuela (Rep of) 12.750%, 08/23/2022		2,662,000	998,250	0.12
Venezuela (Rep of) 9.000%, 05/07/2023		1,120,000	372,400	0.05
Venezuela (Rep of) 8.250%, 10/13/2024		2,740,000	897,350	0.11
Venezuela (Rep of) 7.650%, 04/21/2025		820,000	264,450	0.03
Venezuela (Rep of) 11.750%, 10/21/2026		9,782,200	3,497,136	0.42
Venezuela (Rep of) 9.250%, 09/15/2027		1,829,000	676,730	0.08
Venezuela (Rep of) 9.250%, 05/07/2028		2,243,000	751,405	0.09
Venezuela (Rep of) 11.950%, 08/05/2031		10,363,100	3,756,624	0.46
			23,087,813	2.80
Vietnam (Cost $4,428,847)
Vietnam (Rep of) 6.750%, 01/29/2020		2,561,000	2,890,729	0.35
Vietnam (Rep of) 4.800%, 11/19/2024		1,542,000	1,622,955	0.20
			4,513,684	0.55
Total Debt Securities (Cost $783,390,191)			696,385,764	84.52

Bank Loans

United Arab Emirates (Cost $8,946,470)
DP World Ltd.(4)		9,065,684	7,252,547	0.88
DP World Ltd.(4)		2,276,154	2,207,869	0.27
			9,460,416	1.15
Total Bank Loans (Cost $8,946,470)			9,460,416	1.15

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Equity Securities

China (Cost $ — )
Emerald Plantation Holdings Ltd.(4)		308,246	$73,979	0.01
			73,979	0.01
Total Equity Securities (Cost $ — )			73,979	0.01

	Currency(1)	Number of Warrants	Value	% of Net Assets
Warrants

China (Cost $27,482)
Far East Energy Bermuda Ltd., Exp. 12/31/2017, Strike Price $11.92(7)(8)		1,308,684	$31,408	—
			31,408	—
Total Warrants (Cost $27,482)			31,408	—

	Currency(1)	Par	Value	% of Net Assets
Short-Term Investments

National Bank, Time Deposit 0.120%,		40,000,000	$40,000,000	4.85

Total Short-Term Investments (Cost $40,000,000)			40,000,000	4.85

Total Investments in Securities (Cost $832,364,143)			745,951,567	90.53

Fully Funded Total Return Swaps

Indonesia (Cost $16,438,944)
Indonesia (Rep of), Issued by ANZ Banking Corp., 5.250% 05/15/2018	IDR	16,900,000,000	1,275,587	0.15
Indonesia (Rep of), Issued by ANZ Banking Corp., 9.000% 03/15/2029	IDR	9,000,000,000	818,210	0.10
Indonesia (Rep of), Issued by ANZ Banking Corp., 8.375% 03/15/2034	IDR	13,000,000,000	1,130,928	0.14
Indonesia (Rep of), Issued by HSBC, 8.375% 03/15/2034	IDR	3,022,000,000	262,897	0.03
Indonesia (Rep of), Issued by Standard Chartered, 7.875% 04/15/2019	IDR	21,131,000,000	1,731,584	0.21
Indonesia (Rep of), Issued by Standard Chartered, 12.800% 06/15/2021	IDR	15,700,000,000	1,605,206	0.20
Indonesia (Rep of), Issued by Standard Chartered, 8.375% 03/15/2024	IDR	37,410,000,000	3,221,669	0.39
Indonesia (Rep of), Issued by Standard Chartered, 11.000% 09/15/2025	IDR	5,602,000,000	566,918	0.07
Indonesia (Rep of), Issued by Standard Chartered, 8.375% 09/15/2026	IDR	9,100,000,000	783,767	0.10

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Indonesia - (continued)
Indonesia (Rep of), Issued by Standard Chartered, 9.000% 03/15/2029	IDR	11,300,000,000	$1,027,308	0.12
Indonesia (Rep of), Issued by Standard Chartered, 10.500% 08/15/2030	IDR	18,150,000,000	1,843,368	0.22
Indonesia (Rep of), Issued by Standard Chartered, 8.375% 03/15/2034	IDR	2,707,000,000	235,494	0.03
			14,502,936	1.76
Total Fully Funded Total Return Swaps (Cost $16,438,944)			14,502,936	1.76

Total Investments (Total Cost $848,803,087)			760,454,503	92.29

Other Assets Less Liabilities			63,515,987	7.71
Net Assets			$823,970,490	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Issuer has defaulted on terms of debt obligation.
(3)	Zero coupon bond reflects effective yield on the date of purchase.
(4)	Security determined to be illiquid by the Investment Manager.
(5)	Security has been deemed worthless and is a Level 3 investment.
(6)	Security is payment in-kind bond.
(7)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(8)	Restricted security that has been deemed illiquid. At January 31, 2015, the value of these restricted illiquid securities amounted to $8,314,061 or 1.0% of net assets. Additional information on each restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST
Dominican (Rep of), 5.500%, 01/27/2025	01/20/2015	$1,830,000
Dominican (Rep of), 6.850%, 01/27/2045	01/20/2015	1,830,000
Far East Energy Bermuda Ltd., 13.000%, 01/15/2016	01/14/2013-01/05/2015	1,820,206
Far East Energy Bermuda Ltd., Exp. 12/31/2017, Strike Price $11.92	01/14/2013	27,482
Federal Democratic Republic of Ethiopia, 6.630%, 12/11/2024	01/30/2015	1,813,320
Metinvest B.V., 10.500%, 11/28/2017	11/28/2014	1,550,250
Sino-Forest Corp., 4.250%-10.250%, 08/01/2013-10/21/2017	01/31/2013	—

(9)	All or a portion of security is held as collateral for Reverse Repurchase Agreement.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

At January 31, 2015, the Ashmore Emerging Markets Total Return Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/03/2015	Barclays	Brazilian Real	26,253,159	United States Dollar	9,753,088	$23,403
02/03/2015	Citibank	Brazilian Real	292,733	United States Dollar	107,060	1,952
02/03/2015	Credit Suisse	Brazilian Real	268,842	United States Dollar	99,819	296
02/03/2015	Goldman Sachs	Brazilian Real	16,165,302	United States Dollar	6,006,912	12,933
02/03/2015	Santander	Brazilian Real	3,539,061	United States Dollar	1,318,454	(533)
02/03/2015	Santander	Brazilian Real	27,953,350	United States Dollar	10,381,546	28,085
02/03/2015	UBS	Brazilian Real	16,262,738	United States Dollar	6,269,367	(213,238)
02/03/2015	BNP Paribas	United States Dollar	980,763	Brazilian Real	2,638,449	(1,777)
02/03/2015	Deutsche Bank	United States Dollar	11,750,000	Brazilian Real	32,096,371	(202,463)
02/03/2015	JP Morgan	United States Dollar	12,661,065	Brazilian Real	34,467,218	(174,284)
02/03/2015	Northern Trust	United States Dollar	7,809,788	Brazilian Real	21,533,147	(209,005)
02/06/2015	Credit Suisse	United States Dollar	761,063	Chinese Offshore Yuan	4,762,235	3,762
02/06/2015	HSBC Bank	United States Dollar	761,063	Chinese Yuan Renminbi	4,762,235	(2,374)
02/12/2015	HSBC Bank	Nigerian Naira	49,461,567	United States Dollar	279,444	(23,507)
02/12/2015	BNP Paribas	Russian Ruble	31,492,500	United States Dollar	510,000	(56,109)
02/12/2015	BNP Paribas	Russian Ruble	28,888,000	United States Dollar	460,000	(43,647)
02/12/2015	Deutsche Bank	Russian Ruble	36,680,000	United States Dollar	560,000	(31,344)
02/12/2015	HSBC Bank	Russian Ruble	145,507,500	United States Dollar	2,230,000	(132,851)
02/12/2015	HSBC Bank	Russian Ruble	29,003,000	United States Dollar	460,000	(41,990)
02/12/2015	Standard Chartered	Russian Ruble	57,868,000	United States Dollar	920,000	(85,969)
02/12/2015	Standard Chartered	Russian Ruble	33,183,000	United States Dollar	540,000	(61,745)
02/12/2015	HSBC Bank	United States Dollar	256,410	Nigerian Naira	49,461,567	474
02/13/2015	HSBC Bank	Russian Ruble	94,572,000	United States Dollar	1,480,000	(117,681)
02/13/2015	Morgan Stanley	Russian Ruble	31,433,500	United States Dollar	490,000	(37,197)
02/17/2015	Morgan Stanley	Russian Ruble	324,220,544	United States Dollar	5,184,211	(523,573)
02/20/2015	BNP Paribas	British Pound	374,765	United States Dollar	568,374	(3,973)
02/20/2015	BNP Paribas	Euro	662,887	United States Dollar	752,096	(2,910)
02/20/2015	HSBC Bank	Euro	291,583	United States Dollar	329,864	(321)
02/20/2015	Credit Suisse	United States Dollar	3,825,018	British Pound	2,522,009	26,838
02/20/2015	HSBC Bank	United States Dollar	392,496	Euro	338,350	10,098
02/20/2015	Morgan Stanley	United States Dollar	7,253,630	Euro	6,259,308	179,444
02/26/2015	Morgan Stanley	Taiwan Dollar	265,219,481	United States Dollar	8,419,666	(55,657)
02/27/2015	Goldman Sachs	Chinese Yuan Renminbi	76,408,775	United States Dollar	12,395,973	(56,929)
02/27/2015	Standard Chartered	Colombian Peso	2,374,311,445	United States Dollar	1,004,124	(33,641)
02/27/2015	UBS	Colombian Peso	2,134,659,359	United States Dollar	896,539	(24,012)
02/27/2015	Credit Suisse	Indonesian Rupiah	34,319,463,035	United States Dollar	2,737,891	(58,021)
02/27/2015	Deutsche Bank	Indonesian Rupiah	30,414,429,120	United States Dollar	2,422,495	(47,554)
02/27/2015	Standard Chartered	Indonesian Rupiah	34,324,778,635	United States Dollar	2,738,315	(28,642)
02/27/2015	Credit Suisse	Korean Won	24,913,181,402	United States Dollar	23,079,728	(491,993)
02/27/2015	Barclays	Malaysian Ringgit	5,486,779	United States Dollar	1,625,423	(119,057)
02/27/2015	Standard Chartered	Malaysian Ringgit	18,017,600	United States Dollar	5,318,849	(372,211)
02/27/2015	Standard Chartered	Malaysian Ringgit	52,561,583	United States Dollar	14,504,949	(74,443)
02/27/2015	ANZ Banking	Philippine Peso	122,548,200	United States Dollar	2,711,543	58,668
02/27/2015	BNP Paribas	Singapore Dollar	9,715,959	United States Dollar	7,333,906	(156,332)
02/27/2015	Deutsche Bank	South African Rand	2,599,379	United States Dollar	224,558	(2,230)
02/27/2015	Goldman Sachs	South African Rand	64,466	United States Dollar	5,554	(41)
02/27/2015	BNP Paribas	Thai Baht	8,272,056	United States Dollar	253,721	(1,318)
02/27/2015	Deutsche Bank	Thai Baht	7,463,596	United States Dollar	229,015	(1,280)
02/27/2015	Deutsche Bank	Thai Baht	157,679,947	United States Dollar	4,751,543	59,705
02/27/2015	Goldman Sachs	Thai Baht	87,030,872	United States Dollar	2,669,659	(14,108)
02/27/2015	HSBC Bank	Thai Baht	103,040,335	United States Dollar	3,158,324	(14,281)
02/27/2015	BNP Paribas	United States Dollar	2,875,460	Chinese Yuan Renminbi	17,728,649	12,509
02/27/2015	Deutsche Bank	United States Dollar	2,672,420	Indian Rupee	164,621,072	31,330
02/27/2015	Standard Chartered	United States Dollar	346,889	Indonesian Rupiah	4,394,043,540	3,776
02/27/2015	UBS	United States Dollar	4,301,880	Indonesian Rupiah	53,967,084,600	87,806
02/27/2015	Standard Chartered	United States Dollar	3,143,740	Korean Won	3,412,844,144	49,458

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/27/2015	Merrill Lynch	United States Dollar	3,156,450	Malaysian Ringgit	11,453,179	$12,040
02/27/2015	Standard Chartered	United States Dollar	4,620,000	Malaysian Ringgit	16,644,474	50,347
02/27/2015	Merrill Lynch	United States Dollar	490,770	Philippine Peso	21,652,772	1,307
02/27/2015	Standard Chartered	United States Dollar	2,284,106	Philippine Peso	101,459,980	(9,405)
02/27/2015	UBS	United States Dollar	1,185,050	Singapore Dollar	1,587,931	11,980
02/27/2015	Deutsche Bank	United States Dollar	320,000	South African Rand	3,732,480	758
02/27/2015	Merrill Lynch	United States Dollar	6,373,603	South African Rand	71,024,247	298,840
02/27/2015	HSBC Bank	United States Dollar	3,674,140	Thai Baht	119,943,403	14,338
03/02/2015	Deutsche Bank	United States Dollar	1,999,822	Russian Ruble	144,358,351	(61,145)
03/03/2015	Santander	Brazilian Real	16,924,209	United States Dollar	6,463,322	(206,965)
03/03/2015	Barclays	United States Dollar	1,800,000	Brazilian Real	4,753,895	42,632
03/03/2015	HSBC Bank	United States Dollar	6,223,304	Brazilian Real	16,262,738	211,472
03/03/2015	Standard Chartered	United States Dollar	5,269,440	Brazilian Real	13,678,676	212,856
03/04/2015	HSBC Bank	Chinese Offshore Yuan	28,613,200	United States Dollar	4,645,000	(110,980)
03/04/2015	HSBC Bank	Chinese Offshore Yuan	9,743,760	United States Dollar	1,560,000	(16,013)
03/04/2015	Morgan Stanley	Chinese Offshore Yuan	30,344,995	United States Dollar	4,798,386	10,052
03/04/2015	BNP Paribas	United States Dollar	6,875,653	Chinese Offshore Yuan	42,770,000	98,361
03/04/2015	Deutsche Bank	United States Dollar	4,172,479	Chinese Offshore Yuan	25,931,955	63,327
03/10/2015	HSBC Bank	United States Dollar	1,310,000	Russian Ruble	94,916,836	(40,012)
03/19/2015	Barclays	Chinese Offshore Yuan	21,180,939	United States Dollar	3,399,284	(49,876)
03/19/2015	HSBC Bank	Chinese Offshore Yuan	8,764,244	United States Dollar	1,403,739	(17,822)
03/19/2015	HSBC Bank	United States Dollar	4,812,404	Chinese Offshore Yuan	29,945,183	77,078
03/23/2015	Credit Suisse	Russian Ruble	64,429,669	United States Dollar	924,518	(13,745)
03/23/2015	Standard Chartered	Russian Ruble	54,547,020	United States Dollar	810,000	(38,927)
03/23/2015	Standard Chartered	Russian Ruble	43,050,880	United States Dollar	640,000	(31,436)
03/23/2015	Standard Chartered	United States Dollar	3,404,540	Russian Ruble	238,249,709	36,658
03/31/2015	BNP Paribas	Chinese Yuan Renminbi	54,780,052	United States Dollar	8,872,700	(55,853)
03/31/2015	Citibank	Hungarian Forint	2,103,775,765	United States Dollar	7,638,428	(2,296)
03/31/2015	Merrill Lynch	Indian Rupee	527,928,621	United States Dollar	8,468,809	(44,186)
03/31/2015	UBS	Indian Rupee	536,974,712	United States Dollar	8,588,847	(19,867)
03/31/2015	Merrill Lynch	Israeli Shekel	12,991,283	United States Dollar	3,280,627	24,188
03/31/2015	Citibank	Malaysian Ringgit	9,634,540	United States Dollar	2,759,506	(122,903)
03/31/2015	UBS	Polish Zloty	54,845,932	United States Dollar	14,666,256	109,002
03/31/2015	Goldman Sachs	Russian Ruble	429,532,909	United States Dollar	6,294,445	(245,637)
03/31/2015	Citibank	Taiwan Dollar	184,851,708	United States Dollar	5,881,378	(55,757)
03/31/2015	JP Morgan	Thai Baht	88,017,822	United States Dollar	2,689,456	(8,020)
03/31/2015	Morgan Stanley	Thai Baht	218,270,501	United States Dollar	6,669,840	(20,295)
03/31/2015	Barclays	United States Dollar	155,289	Indonesian Rupiah	1,965,178,058	2,942
03/31/2015	Barclays	United States Dollar	250,891	Indonesian Rupiah	3,179,290,233	4,423
03/31/2015	HSBC Bank	United States Dollar	2,056,000	Taiwan Dollar	64,126,640	35,042
04/13/2015	HSBC Bank	Chinese Offshore Yuan	174,251	United States Dollar	26,573	900
04/13/2015	HSBC Bank	Chinese Offshore Yuan	38,604,157	United States Dollar	5,775,607	310,913
04/13/2015	BNP Paribas	United States Dollar	93,434	Chinese Offshore Yuan	612,369	(3,115)
04/13/2015	Goldman Sachs	United States Dollar	550,000	Chinese Offshore Yuan	3,565,925	(12,221)
04/13/2015	HSBC Bank	United States Dollar	2,050,000	Chinese Offshore Yuan	13,449,435	(70,503)
04/13/2015	HSBC Bank	United States Dollar	2,710,000	Chinese Offshore Yuan	17,596,030	(64,276)
04/13/2015	JP Morgan	United States Dollar	550,000	Chinese Offshore Yuan	3,554,650	(10,443)
04/21/2015	HSBC Bank	Russian Ruble	55,478,520	United States Dollar	810,000	(36,583)
04/21/2015	HSBC Bank	Russian Ruble	43,786,880	United States Dollar	640,000	(29,574)
04/30/2015	Goldman Sachs	Chilean Peso	2,160,675,973	United States Dollar	3,432,369	(50,383)
04/30/2015	Deutsche Bank	Czech Koruna	181,800,962	United States Dollar	7,431,823	(23,078)
04/30/2015	Standard Chartered	Euro	3,110,527	United States Dollar	3,530,000	(12,184)
04/30/2015	HSBC Bank	Hungarian Forint	2,103,775,765	United States Dollar	7,647,313	(17,627)
04/30/2015	Barclays	Mexican Peso	16,645,790	United States Dollar	1,130,323	(25,906)
04/30/2015	BNP Paribas	Mexican Peso	168,221,124	United States Dollar	11,455,459	(294,306)
04/30/2015	BNP Paribas	Mexican Peso	33,788,405	United States Dollar	2,306,928	(65,132)
04/30/2015	Citibank	Mexican Peso	73,865,311	United States Dollar	5,023,655	(122,831)
04/30/2015	Merrill Lynch	Mexican Peso	224,409,962	United States Dollar	15,257,162	(367,986)
04/30/2015	UBS	Mexican Peso	96,900,354	United States Dollar	6,596,019	(166,864)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
04/30/2015	Merrill Lynch	Peruvian Neuvo Sol	8,209,361	United States Dollar	2,685,430	$(38,955)
04/30/2015	Merrill Lynch	Peruvian Neuvo Sol	1,206,491	United States Dollar	394,665	(5,725)
04/30/2015	JP Morgan	Polish Zloty	54,845,932	United States Dollar	14,694,942	64,854
04/30/2015	UBS	Polish Zloty	7,252,343	United States Dollar	1,950,000	1,705
04/30/2015	Credit Suisse	Romanian Leu	23,184,333	United States Dollar	5,842,826	55,324
04/30/2015	HSBC Bank	United States Dollar	553,400	Chilean Peso	347,535,200	9,423
04/30/2015	Barclays	United States Dollar	2,809,440	Colombian Peso	6,760,917,360	61,154
04/30/2015	Barclays	United States Dollar	4,980,539	Colombian Peso	11,899,503,603	143,438
04/30/2015	BNP Paribas	United States Dollar	1,415,770	Czech Koruna	34,656,875	3,435
04/30/2015	Credit Suisse	United States Dollar	30,013,005	Euro	26,633,246	(107,572)
04/30/2015	Standard Chartered	United States Dollar	2,281,060	Hungarian Forint	626,186,098	10,094
04/30/2015	Merrill Lynch	United States Dollar	635,940	Israeli Shekel	2,508,388	(2,313)
04/30/2015	BNP Paribas	United States Dollar	1,400,791	Mexican Peso	20,968,194	9,591
04/30/2015	Goldman Sachs	United States Dollar	7,941,030	Mexican Peso	116,507,187	210,999
04/30/2015	Merrill Lynch	United States Dollar	6,699,209	Mexican Peso	101,024,407	(3,569)
04/30/2015	Merrill Lynch	United States Dollar	1,502,688	Mexican Peso	22,083,054	37,519
04/30/2015	Deutsche Bank	United States Dollar	1,006,390	Peruvian Neuvo Sol	3,076,534	14,599
04/30/2015	HSBC Bank	United States Dollar	4,540,000	Polish Zloty	17,019,963	(40,306)
04/30/2015	Merrill Lynch	United States Dollar	1,380,500	Romanian Leu	5,436,869	(2,652)
04/30/2015	BNP Paribas	United States Dollar	3,961,260	South African Rand	46,366,225	35,218
04/30/2015	Goldman Sachs	United States Dollar	4,517,980	Turkish Lira	10,845,628	164,494
04/30/2015	Merrill Lynch	United States Dollar	1,712,324	Turkish Lira	4,098,275	67,257
05/04/2015	Standard Chartered	Chinese Offshore Yuan	6,222,535	United States Dollar	939,109	39,964
05/04/2015	Standard Chartered	Chinese Offshore Yuan	105,616,865	United States Dollar	16,100,132	517,957
05/04/2015	Deutsche Bank	United States Dollar	1,100,000	Chinese Offshore Yuan	7,158,800	(26,388)
05/04/2015	Merrill Lynch	United States Dollar	12,500,000	Chinese Offshore Yuan	82,337,500	(455,241)
05/04/2015	UBS	United States Dollar	3,400,000	Chinese Offshore Yuan	22,343,100	(115,533)
07/17/2015	HSBC Bank	Chinese Offshore Yuan	3,785,666	United States Dollar	564,393	27,241
07/17/2015	HSBC Bank	Chinese Offshore Yuan	24,998,265	United States Dollar	3,761,400	145,395
07/17/2015	Standard Chartered	Chinese Offshore Yuan	657,900	United States Dollar	100,038	2,780
07/17/2015	Standard Chartered	United States Dollar	3,870,000	Chinese Offshore Yuan	25,656,165	(139,613)
07/17/2015	Standard Chartered	United States Dollar	557,442	Chinese Offshore Yuan	3,666,015	(15,493)
07/17/2015	Standard Chartered	United States Dollar	18,198	Chinese Offshore Yuan	119,651	(502)
03/06/2017	HSBC Bank	Chinese Offshore Yuan	42,770,000	United States Dollar	6,710,599	(282,489)
03/06/2017	HSBC Bank	Chinese Offshore Yuan	26,500,860	United States Dollar	4,163,202	(180,259)
03/06/2017	HSBC Bank	United States Dollar	4,645,000	Chinese Offshore Yuan	28,989,445	288,036
03/06/2017	Standard Chartered	United States Dollar	1,560,000	Chinese Offshore Yuan	9,936,420	66,607
03/06/2017	Standard Chartered	United States Dollar	4,717,450	Chinese Offshore Yuan	30,344,995	156,754
03/20/2017	HSBC Bank	Chinese Offshore Yuan	30,331,751	United States Dollar	4,756,057	(199,626)
03/20/2017	HSBC Bank	United States Dollar	1,403,739	Chinese Offshore Yuan	8,885,668	68,935
03/20/2017	HSBC Bank	United States Dollar	3,399,284	Chinese Offshore Yuan	21,446,083	177,657

Total						$(3,078,206)

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

At January 31, 2015, the Ashmore Emerging Markets Total Return Fund had the following interest rate swap contracts outstanding:

Pay Rate Index/ Pay Rate	Receive Rate/ Receive Rate Index	Notional Amount	Expiration Date	Unrealized Gains/ (Losses)	Counterparty
Brazil CETIP Interbank Deposit Rate	12.300%	BRL 17,198,495	01/02/2017	$58,548	HSBC

Brazil CETIP Interbank Deposit Rate	12.490%	BRL 8,372,990	01/02/2017	42,815	HSBC

Brazil CETIP Interbank Deposit Rate	12.285%	BRL 3,291,726	01/02/2017	8,602	HSBC

Brazil CETIP Interbank Deposit Rate	11.435%	BRL 15,585,009	01/02/2017	(91,962)	HSBC

Brazil CETIP Interbank Deposit Rate	12.645%	BRL 20,260,496	01/02/2017	44,759	HSBC

Brazil CETIP Interbank Deposit Rate	12.123%	BRL 6,568,423	01/02/2018	107	HSBC

Brazil CETIP Interbank Deposit Rate	11.990%	BRL 9,035,565	01/02/2018	(11,781)	HSBC

Brazil CETIP Interbank Deposit Rate	12.140%	BRL 8,139,264	01/02/2018	1,408	HSBC

				$52,496

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS TOTAL RETURN FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Total Return Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2015:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Debt Securities
Corporate Bonds	$—	$214,060,302	$—	$214,060,302
Corporate Convertible Bonds	—	257,022	—	257,022
Government Agencies	—	5,073,382	—	5,073,382
Government Bonds	—	454,830,656	—	454,830,656
Municipal Bonds	—	2,865,129	—	2,865,129
Index Linked Corporate Bonds	—	3,788,708	—	3,788,708
Index Linked Government Bonds	—	15,510,565	—	15,510,565

Total Debt Securities	—	696,385,764	—	696,385,764
Common Stock	—	73,979	—	73,979
Bank Loans	—	9,460,416	—	9,460,416
Warrants	—	31,408	—	31,408
Fully Funded Total Return Swaps	—	14,502,936	—	14,502,936
Short-Term Investments	—	40,000,000	—	40,000,000

Total Investments	$—	$760,454,503	$—	$760,454,503

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$4,600,423	$—	$4,600,423
Interest Rate Swap Contracts	—	156,239	—	156,239
Liabilities:
Forward Foreign Currency Exchange Contracts	—	(7,678,629)	—	(7,678,629)
Interest Rate Swap Contracts	—	(103,743)	—	(103,743)

Total Other Financial Instruments	$—	$(3,025,710)	$—	$(3,025,710)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2014.

At January 31, 2015, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$857,324,870

Gross tax appreciation of investments	$10,865,574
Gross tax depreciation of investments	(107,735,941)

Net tax depreciation of investments	$(96,870,367)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2015 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Brazil (Cost $593,030)
Cosan Ltd., Class A		27,100	$186,990	2.12
Estacio Participacoes S.A.	BRL	21,400	133,109	1.51
Iochpe-Maxion S.A.	BRL	14,700	61,249	0.69
			381,348	4.32
Chile (Cost $192,816)
Banco de Chile ADR		1,322	86,908	0.99
Empresa Nacional de Electricidad S.A.	CLP	61,864	88,545	1.00
			175,453	1.99
China (Cost $2,552,005)
Baidu, Inc. ADR		1,987	433,007	4.91
China CITIC Bank Corp. Ltd., Class H	HKD	702,000	518,802	5.88
China Merchants Bank Co. Ltd., Class H	HKD	92,508	206,081	2.33
China Minsheng Banking Corp. Ltd., Class H	HKD	249,200	302,577	3.43
China National Building Material Co. Ltd., Class H	HKD	154,000	148,356	1.68
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., Class H	HKD	52,000	184,882	2.09
Ju Teng International Holdings Ltd.	HKD	292,000	153,356	1.74
Nine Dragons Paper Holdings Ltd.	HKD	167,000	122,270	1.38
Ping An Insurance Group Co. of China Ltd., Class H	HKD	40,000	423,972	4.80
Shimao Property Holdings Ltd.	HKD	83,000	174,491	1.98
SouFun Holdings Ltd. ADR		7,768	47,462	0.54
Sunac China Holdings Ltd.(2)	HKD	171,000	151,845	1.72
			2,867,101	32.48
Egypt (Cost $49,130)
Egyptian Financial Group-Hermes Holding Co. GDR		9,694	39,745	0.45
			39,745	0.45
Greece (Cost $119,613)
Piraeus Bank S.A.	EUR	53,475	31,237	0.35
			31,237	0.35
Hungary (Cost $115,599)
OTP Bank PLC	HUF	6,449	85,534	0.97
			85,534	0.97
India (Cost $83,543)
ICICI Bank Ltd. ADR		10,270	123,343	1.40
			123,343	1.40
Indonesia (Cost $207,363)
Bank Mandiri Persero Tbk PT	IDR	30,500	26,346	0.30
Matahari Department Store Tbk PT	IDR	132,500	161,943	1.83
Mitra Adiperkasa Tbk PT	IDR	55,000	25,392	0.29
			213,681	2.42
Mexico (Cost $342,514)
Cemex S.A.B. de C.V. ADR (Participation Certificate)		7,872	69,982	0.79
Grupo Mexico S.A.B. de C.V., Series B	MXN	28,926	76,399	0.87
Ternium S.A. ADR		6,099	104,537	1.18
			250,918	2.84
Russian Federation (Cost $534,380)
Aeroflot - Russian Airlines OJSC		36,000	19,971	0.22
Gazprom OAO ADR		29,477	119,059	1.35
NOVATEK OAO GDR (Registered)		2,113	147,246	1.67
			286,276	3.24

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Singapore (Cost $181,900)
Lippo Karawaci Tbk PT	IDR	2,181,800	$194,766	2.21
			194,766	2.21
South Korea (Cost $1,451,997)
Hyundai Motor Co.	KRW	527	80,967	0.92
Kia Motors Corp.	KRW	4,082	170,898	1.94
Korea Electric Power Corp.	KRW	9,428	367,947	4.17
Korea Electric Power Corp. ADR		1,418	27,396	0.31
Korean Reinsurance Co.	KRW	9,247	86,021	0.97
LG Display Co. Ltd.	KRW	5,726	186,980	2.12
POSCO	KRW	350	81,244	0.92
Samsung Engineering Co. Ltd.	KRW	1,087	37,464	0.42
SK Hynix, Inc.	KRW	5,502	237,236	2.69
			1,276,153	14.46
Taiwan (Cost $1,195,763)
AU Optronics Corp. ADR		3,836	21,482	0.24
Capital Securities Corp.	TWD	126,000	41,075	0.47
Casetek Holdings Ltd.	TWD	28,000	158,852	1.80
Catcher Technology Co. Ltd.	TWD	7,000	61,244	0.69
Evergreen Marine Corp. Taiwan Ltd.	TWD	173,000	122,470	1.39
Hon Hai Precision Industry Co. Ltd.	TWD	66,600	182,071	2.06
Innolux Corp.	TWD	217,000	105,079	1.19
Novatek Microelectronics Corp.	TWD	3,000	16,664	0.19
Siliconware Precision Industries Co. Ltd. ADR		11,398	97,567	1.11
Taiwan Semiconductor Manufacturing Co. Ltd. ADR		3,898	88,524	1.00
United Microelectronics Corp.	TWD	582,000	283,448	3.21
			1,178,476	13.35
Thailand (Cost $57,438)
Krung Thai Bank PCL (Registered)	THB	80,300	55,692	0.63
			55,692	0.63
Turkey (Cost $208,080)
TAV Havalimanlari Holding A.S.	TRY	12,235	91,497	1.04
Yapi ve Kredi Bankasi A.S.	TRY	46,579	96,540	1.09
			188,037	2.13
Total Common Stock (Cost $7,885,171)			7,347,760	83.24

Preferred Stock

Brazil (Cost $724,037)
Itau Unibanco Holding S.A. ADR		16,661	201,931	2.29
Petroleo Brasileiro S.A. ADR		23,614	145,226	1.65
Usinas Siderurgicas de Minas Gerais S.A., Class A	BRL	59,600	74,410	0.84
			421,567	4.78
Colombia (Cost $107,342)
Avianca Holdings S.A. ADR		7,065	84,427	0.96
			84,427	0.96
South Korea (Cost $56,363)
Hyundai Motor Co. Ltd.	KRW	336	36,675	0.41
			36,675	0.41
Total Preferred Stock (Cost $887,742)			542,669	6.15

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Equity-Linked Securities

India (Cost $547,488)
Adani Ports and Special Economic Zone Ltd., Issued by JP Morgan Structured Products B.V.		36,568	$201,074	2.28
Axis Bank Ltd., Issued by Merrill Lynch International & Co.		15,281	145,100	1.64
Maruti Suzuki India Ltd., Issued by Merrill Lynch International & Co.		1,822	107,130	1.21
Oil & Natural Gas Corp. Ltd., Issued by JP Morgan Structured Products B.V.		14,238	80,574	0.91
Shriram Transport Finance Co. Ltd., Issued by JP Morgan Structured Products B.V.		3,388	62,434	0.71
Tata Chemicals Ltd., Issued by JP Morgan Structured Products B.V.		7,875	57,943	0.66
Tech Mahindra Ltd., Issued by Citigroup Global Markets		4,028	186,388	2.11
			840,643	9.52
Total Equity-Linked Securities (Cost $547,488)			840,643	9.52
Total Investments (Total Cost $9,320,401)			8,731,072	98.91
Other Assets Less Liabilities			95,915	1.09
Net Assets			$8,826,987	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Security has been deemed a Level 3 investment.

Percentages shown are based on net assets.

At January 31, 2015, the industry sectors for the Ashmore Emerging Markets Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	8.1%
Energy	7.7
Financials	34.6
Health Care	2.1
Industrials	7.0
Information Technology	25.6
Materials	8.3
Utilities	5.5

Total Investments	98.9
Other Assets Less Liabilities	1.1
Net Assets	100.0%

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, maturities, ratings, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Equity Fund’s investments, which are carried at fair value, as of January 31, 2015.

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock
Brazil	$381,348	$—	$—	$381,348
Chile	175,453	—	—	175,453
China	480,470	2,234,786	151,845	2,867,101
Egypt	39,745	—	—	39,745
Greece	—	31,237	—	31,237
Hungary	—	85,534	—	85,534
India	123,343	—	—	123,343
Indonesia	—	213,681	—	213,681
Mexico	250,918	—	—	250,918
Russian Federation	19,971	266,305	—	286,276
Singapore	—	194,766	—	194,766
South Korea	27,396	1,248,757	—	1,276,153
Taiwan	207,572	970,904	—	1,178,476
Thailand	55,692	—	—	55,692
Turkey	—	188,037	—	188,037

Total Common Stock	1,761,908	5,434,007	151,845	7,347,760
Preferred Stock
Brazil	421,567	—	—	421,567
Colombia	84,427	—	—	84,427
South Korea	—	36,675	—	36,675

Total Preferred Stock	505,994	36,675	—	542,669
Equity - Linked Securities
India	—	840,643	—	840,643

Total Investments	$2,267,902	$6,311,325	$151,845	$8,731,072

ASHMORE EMERGING MARKETS EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2015, the Fund had a transfer as disclosed below.

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending January 31, 2015:

Category and Subcategory	Beginning Balance at 10/31/2014	Purchases	Sales	Realized Gains	Realized Losses	Change in Unrealized Appreciation/ (Depreciation)	Transfer into Level 3		Transfer out of Level 3	Ending Balance at 1/31/2015
Common Stocks	$—	$—	$—	$—	$—	$—	$151,845	(1)	$—	$151,845

Total	$—	$—	$—	$—	$—	$—	$151,845		$—	$151,845

(1)	Transferred from Level 2 to Level 3 due to security being suspended as of January 31, 2015.

See the table on “Quantitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2015.

Quantitative Information about Level 3 Fair Value Measurements Ashmore Emerging Markets Equity Fund
	Fair Value at 1/31/2015	Valuation Techniques	Unobservable Input	Actual
Common Stocks	$151,845	Discount from last traded price	Suspended Asset	N/A

At January 31, 2015, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$9,372,569

Gross tax appreciation of investments	$731,588
Gross tax depreciation of investments	(1,373,085)

Net tax depreciation of investments	$(641,497)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2015 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock
Argentina (Cost $401,053)
IRSA Inversiones y Representaciones S.A. ADR		24,851	$383,699	0.84
			383,699	0.84
Brazil (Cost $3,529,870)
ALL - America Latina Logistica S.A.	BRL	65,400	93,838	0.21
Banco ABC Brasil S.A.	BRL	1,441	6,095	0.01
Estacio Participacoes S.A.	BRL	36,600	227,655	0.50
GAEC Educacao S.A.	BRL	18,100	139,970	0.31
Iochpe-Maxion S.A.	BRL	140,000	583,322	1.28
Tereos Internacional S.A.	BRL	514,592	197,533	0.43
Tupy S.A.	BRL	97,700	527,960	1.15
Wilson Sons Ltd. BDR	BRL	16,640	189,144	0.41
			1,965,517	4.30
Chile (Cost $1,427,882)
Cia Sud Americana de Vapores S.A.	CLP	9,358,634	315,361	0.69
Empresas La Polar S.A.	CLP	2,560,756	92,960	0.20
Forus S.A.	CLP	64,533	229,122	0.50
Vina Concha y Toro S.A.	CLP	128,760	232,592	0.51
			870,035	1.90
China (Cost $13,272,103)
21Vianet Group, Inc. ADR		76,450	1,265,247	2.76
Boer Power Holdings Ltd.	HKD	183,000	199,782	0.44
China Machinery Engineering Corp., Class H	HKD	1,037,000	881,218	1.93
Chinasoft International Ltd.	HKD	1,368,000	434,584	0.95
Ctrip.com International Ltd. ADR		19,286	917,146	2.00
Hollysys Automation Technologies Ltd.		23,165	583,526	1.27
iKang Healthcare Group, Inc. ADR		30,307	516,128	1.13
Ju Teng International Holdings Ltd.	HKD	1,568,000	823,503	1.80
Noah Holdings Ltd. ADR		77,200	1,441,324	3.15
Phoenix New Media Ltd. ADR		69,122	530,857	1.16
Shanghai Fudan-Zhangjiang Bio-Pharmaceutical Co. Ltd., Class H	HKD	220,000	175,192	0.38
Shenzhen Investment Ltd.	HKD	2,890,000	831,942	1.82
Sinovac Biotech Ltd.		29	140	—
SouFun Holdings Ltd. ADR		103,630	633,179	1.38
Sunac China Holdings Ltd.	HKD	1,757,000	1,560,188	3.41
Tarena International, Inc. ADR		22,300	265,370	0.58
Vipshop Holdings Ltd. ADR		49,600	1,110,544	2.43
Xinchen China Power Holdings Ltd.	HKD	881,000	337,354	0.74
			12,507,224	27.33
Egypt (Cost $400,303)
Egyptian Financial Group-Hermes Holding Co. GDR		107,834	442,119	0.97
			442,119	0.97
Hong Kong (Cost $962,174)
Nord Anglia Education, Inc.		27,500	551,100	1.20
Singamas Container Holdings Ltd.	HKD	2,648,000	429,256	0.94
			980,356	2.14
Indonesia (Cost $2,432,409)
Adi Sarana Armada Tbk PT	IDR	212,500	2,493	—
AKR Corporindo Tbk PT	IDR	1,265,000	467,910	1.02
Bank Tabungan Negara Persero Tbk PT	IDR	9,706,600	759,003	1.66
Berlian Laju Tanker Tbk PT(2)	IDR	4,428,000	17,128	0.04

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Indonesia - (continued)
Ciputra Surya Tbk PT	IDR	1,941,700	$457,615	1.00
Lippo Karawaci Tbk PT	IDR	5,125,500	457,547	1.00
Mitra Adiperkasa Tbk PT	IDR	294,300	135,869	0.30
			2,297,565	5.02
Mexico (Cost $2,372,725)
Cydsa S.A.B. de C.V.	MXN	242,823	453,587	0.99
Grupo Famsa S.A.B. de C.V., Series A	MXN	353,326	218,273	0.48
Grupo Industrial Saltillo S.A.B. de C.V.	MXN	226,600	491,159	1.07
Grupo Lamosa S.A.B. de C.V.	MXN	148,700	271,320	0.59
PLA Administradora Industrial S de RL de C.V.	MXN	328,200	703,059	1.54
			2,137,398	4.67
Philippines (Cost $407,891)
Century Properties Group, Inc.	PHP	11,119,001	246,405	0.54
Filinvest Land, Inc.	PHP	2,382,000	90,416	0.20
			336,821	0.74
Russian Federation (Cost $1,570,492)
Aeroflot - Russian Airlines OJSC		373,200	207,033	0.45
Aeroflot - Russian Airlines OJSC (MIC Exchange)	RUB	148,400	81,857	0.18
LSR Group OJSC GDR (Registered)		221,748	353,153	0.77
			642,043	1.40
South Africa (Cost $191,610)
Murray & Roberts Holdings Ltd.	ZAR	76,300	128,940	0.28
			128,940	0.28
South Korea (Cost $5,488,552)
Dongsung Finetec Co. Ltd.	KRW	50,559	382,660	0.84
Interpark Corp.	KRW	62,217	519,058	1.13
Interpark INT Corp.	KRW	17,820	380,666	0.83
i-SENS, Inc.	KRW	3,847	221,350	0.48
Korean Reinsurance Co.	KRW	75,706	704,262	1.54
Medy-Tox, Inc.	KRW	1,524	513,991	1.12
Modetour Network, Inc.	KRW	45,670	1,147,723	2.51
Samchuly Bicycle Co. Ltd.	KRW	24,578	447,729	0.98
Soulbrain Co. Ltd.	KRW	37,552	1,248,349	2.73
			5,565,788	12.16
Taiwan (Cost $11,229,719)
Altek Corp.	TWD	797,900	934,777	2.04
Capital Securities Corp.	TWD	1,359,000	443,027	0.97
Casetek Holdings Ltd.	TWD	246,000	1,395,626	3.05
China Airlines Ltd.	TWD	1,499,000	755,311	1.65
Chipbond Technology Corp.	TWD	229,000	467,055	1.02
Evergreen Marine Corp. Taiwan Ltd.	TWD	1,241,000	878,525	1.92
FLEXium Interconnect, Inc.	TWD	452,000	1,075,873	2.35
Globe Union Industrial Corp.	TWD	1,125	550	—
Gloria Material Technology Corp.	TWD	943,000	663,987	1.45
Innolux Corp.	TWD	2,618,891	1,268,161	2.77
Johnson Health Tech Co. Ltd.	TWD	131,257	327,749	0.72
Lextar Electronics Corp.	TWD	477,000	457,323	1.00
Merry Electronics Co. Ltd.	TWD	115,000	379,443	0.83
MPI Corp.	TWD	230,000	783,707	1.71
Primax Electronics Ltd.	TWD	383,000	509,843	1.11
Tainan Spinning Co. Ltd.	TWD	748,528	404,676	0.88
Taiwan Paiho Ltd.	TWD	356,000	602,024	1.32
Taiwan Sanyo Electric Co. Ltd.	TWD	64,150	61,553	0.14

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Taiwan - (continued)
Toung Loong Textile Manufacturing Co.	TWD	45,000	$122,377	0.27
			11,531,587	25.20
Thailand (Cost $239,204)
Amata Corp. PCL (Registered)	THB	477,900	242,381	0.53
			242,381	0.53
Turkey (Cost $1,052,281)
Dogus Otomotiv Servis ve Ticaret A.S.	TRY	142,449	810,417	1.77
Turkiye Sinai Kalkinma Bankasi A.S.	TRY	519,177	431,951	0.95
			1,242,368	2.72
Total Common Stock (Cost $44,978,268)			41,273,841	90.20

Preferred Stock

Brazil (Cost $321,220)
Banco ABC Brasil S.A.	BRL	52,171	220,680	0.48
			220,680	0.48
Colombia (Cost $1,139,378)
Avianca Holdings S.A. ADR		69,418	829,545	1.81
			829,545	1.81
Total Preferred Stock (Cost $1,460,598)			1,050,225	2.29

Equity-Linked Securities

India (Cost $2,527,830)
Balrampur Chini Mills Ltd., Issued by Merrill Lynch International & Co.		747,234	745,002	1.63
ING Vysya Bank Ltd., Issued by Merrill Lynch International & Co.		40,369	596,996	1.30
MT Educare Ltd., Issued by Merrill Lynch International & Co.		103,306	196,998	0.43
PI Industries Ltd., Issued by Citigroup Global Markets(3)		84,348	682,131	1.49
Shriram Transport Finance Co. Ltd., Issued by JP Morgan Structured Products		32,205	593,474	1.30
Tata Chemicals Ltd., Issued by JP Morgan Structured Products		69,624	512,287	1.12

Total Equity-Linked Securities (Cost $2,527,830)			3,326,888	7.27

Total Investments (Total Cost $48,966,696)			45,650,954	99.76
Other Assets Less Liabilities			107,665	0.24

Net Assets			$45,758,619	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Security determined to be illiquid by the Investment Manager.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

At January 31, 2015, the industry sectors for the Ashmore Emerging Markets Small-Cap Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	23.4%
Consumer Staples	2.6
Financials	24.0
Health Care	3.1
Industrials	14.9
Information Technology	23.2
Materials	8.6

Total Investments	99.8
Other Assets Less Liabilities	0.2
Net Assets	100.0%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

Following is a summary of the inputs used in valuing the Ashmore Emerging Markets Small-Cap Equity Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2015:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stock
Argentina	$383,699	$—	$—	$383,699
Brazil	1,959,422	6,095	—	1,965,517
Chile	870,035	—	—	870,035
China	7,263,462	3,683,574	1,560,188	12,507,224
Egypt	442,119	—	—	442,119
Hong Kong	551,100	429,256	—	980,356
Indonesia	—	2,280,437	17,128	2,297,565
Mexico	2,137,398	—	—	2,137,398
Philippines	—	336,821	—	336,821
Russian Federation	207,033	435,010	—	642,043
South Africa	—	128,940	—	128,940
South Korea	—	5,565,788	—	5,565,788
Taiwan	—	11,531,587	—	11,531,587
Thailand	242,381	—	—	242,381
Turkey	—	1,242,368	—	1,242,368

Total Common Stock	14,056,649	25,639,876	1,577,316	41,273,841
Preferred Stock
Brazil	220,680	—	—	220,680
Colombia	829,545	—	—	829,545

Total Preferred Stock	1,050,225	—	—	1,050,225
Equity-Linked Securities
India	—	3,326,888	—	3,326,888

Total Investments	$15,106,874	$28,966,764	$1,577,316	$45,650,954

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2015, the Fund had transfers as disclosed below:

Transfers from Level 2 to Level 1
Country	Value	Reason
Common Stocks Chile	$870,035	Fair value factor was applied

The following is a reconcilation of investments in which significant unobservable inputs (Level 3) were used for the Fund during the period ending January 31, 2015:

						Change in
	Beginning					Unrealized	Transfer		Transfer	Ending
Category and Subcategory	Balance at 10/31/2014	Purchases	Sales	Realized Gains	Realized Losses	Appreciation/ (Depreciation)	into Level 3		out of Level 3	Balance at 1/31/2015
Investments, at value
Common Stock	$17,954	$—	$—	$—	$—	$(826)	$1,560,188	(1)	$—	$1,577,316

Total	$17,954	$—	$—	$—	$—	$(826)	$1,560,188		$—	$1,577,316

(1)	Transferred from Level 2 to Level 3 due to security being suspended as of January 31, 2015.

ASHMORE EMERGING MARKETS SMALL-CAP EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

See the table on “Quantitative information about Fair Value measurements” for information on the valuation techniques and inputs used to value Level 3 securities at January 31, 2015.

Quantitative Information about Level 3 Fair Value Measurements Ashmore Emerging Markets Small-Cap Equity Fund
	Fair Value at 1/31/2015	Valuation Techniques	Unobservable Input	Actual
Common Stocks	$17,128	Discount from last traded price	Discount Percentage(a)	75%
Common Stocks	$1,560,188	Discount from last traded price	Suspended Asset	N/A

(a)	Represents a discount of 25% to the last publicly traded price reported on applicable market.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. The increase in discount percentage reduced the value of the security.

At January 31, 2015, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$49,021,864

Gross tax appreciation of investments	$3,541,718
Gross tax depreciation of investments	(6,912,628)

Net tax appreciation of investments	$(3,370,910)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2015 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Common Stock

Argentina (Cost $1,264,240)
Banco Macro S.A. ADR		8,232	$318,085	2.42
BBVA Banco Frances S.A. ADR		12,589	178,134	1.35
Grupo Financiero Galicia S.A. ADR		18,304	299,453	2.27
YPF S.A. ADR		17,262	404,794	3.08
			1,200,466	9.12
Bangladesh (Cost $466,090)
Islami Bank Bangladesh Ltd.	BDT	1,470,634	450,950	3.43
			450,950	3.43
Colombia (Cost $77,610)
Gran Tierra Energy, Inc.		21,700	46,438	0.35
			46,438	0.35
Egypt (Cost $524,878)
Suez Cement Co. S.A.E.	EGP	98,589	506,580	3.85
			506,580	3.85
Greece (Cost $321,968)
OPAP S.A.	EUR	34,181	287,229	2.18
			287,229	2.18
Indonesia (Cost $23,985)
Gajah Tunggal Tbk PT	IDR	180,900	20,774	0.16
			20,774	0.16
Kazakhstan (Cost $197,007)
Halyk Savings Bank of Kazakhstan JSC GDR (Registered)		14,417	88,110	0.67
KCell JSC (Registered)		6,313	47,866	0.36
			135,976	1.03
Kenya (Cost $565,020)
CFC Stanbic Holdings Ltd.	KES	33,000	45,337	0.35
Co-operative Bank of Kenya (The) Ltd.	KES	245,188	51,425	0.39
Equity Group Holdings Ltd.	KES	195,500	114,993	0.87
Kenya Commercial Bank Ltd.	KES	416,800	265,907	2.02
NIC Bank Ltd.	KES	159,779	114,969	0.87
			592,631	4.50
Kuwait (Cost $2,694,462)
Agility Public Warehousing Co. KSC	KWD	102,067	273,469	2.08
Burgan Bank SAK	KWD	96,862	150,963	1.15
Jazeera Airways	KWD	214,182	337,552	2.56
Kuwait Food Co. Americana SAK	KWD	44,767	410,486	3.12
Kuwait Projects Co. Holding KSCP	KWD	61,269	145,130	1.10
Mabanee Co. SAK	KWD	48,829	162,020	1.23
National Bank of Kuwait SAKP	KWD	336,257	1,025,241	7.79
			2,504,861	19.03
Lithuania (Cost $25,329)
City Service AB	EUR	10,196	19,353	0.15
			19,353	0.15
Nigeria (Cost $492,837)
Access Bank PLC	NGN	1,590,697	43,934	0.33
FBN Holdings PLC	NGN	1,380,357	52,182	0.40
Guaranty Trust Bank PLC	NGN	1,183,086	126,352	0.96
Zenith Bank PLC	NGN	1,111,785	94,906	0.72
			317,374	2.41
Oman (Cost $267,278)
Bank Muscat SAOG	OMR	152,095	238,430	1.81
			238,430	1.81

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Shares	Value	% of Net Assets
Philippines (Cost $1,826,806)
Belle Corp.	PHP	4,345,000	$450,795	3.42
Century Properties Group, Inc.	PHP	9,571,161	212,104	1.61
Melco Crown Philippines Resorts Corp.	PHP	1,097,800	295,126	2.24
Premium Leisure Corp.	PHP	6,124,000	260,660	1.98
San Miguel Pure Foods Co., Inc.	PHP	70,760	327,223	2.49
Vista Land & Lifescapes, Inc.	PHP	803,300	125,126	0.95
			1,671,034	12.69
Poland (Cost $32,839)
ERGIS S.A.	PLN	6,424	7,277	0.06
Libet S.A.	PLN	10,252	6,697	0.05
Vistal Gdynia S.A.	PLN	2,788	7,099	0.05
			21,073	0.16
Sri Lanka (Cost $552,985)
Distilleries Co. of Sri Lanka PLC	LKR	9,111	15,710	0.12
Sampath Bank PLC	LKR	290,295	534,362	4.06
			550,072	4.18
Turkey (Cost $149,508)
Turk Tuborg Bira ve Malt Sanayii AS	TRY	90,024	139,481	1.06
			139,481	1.06
Ukraine (Cost $749,664)
Luxoft Holding, Inc.		20,000	780,400	5.93
			780,400	5.93
United Arab Emirates (Cost $969,326)
Emaar Properties PJSC	AED	163,178	295,595	2.25
Mashreqbank PSC	AED	16,087	569,366	4.32
			864,961	6.57
Total Common Stock (Cost $11,201,832)			10,348,083	78.61

Preferred Stock

Colombia (Cost $725,090)
Avianca Holdings S.A. ADR		56,894	679,883	5.17
			679,883	5.17
Total Preferred Stock (Cost $725,090)			679,883	5.17

Investment Companies

db x-trackers MSCI Pakistan IM TRN Index UCITS ETF		283,849	604,314	4.59
Fondul Proprietatea S.A.	RON	2,722,067	577,887	4.39
Market Vectors Vietnam ETF		23,038	421,365	3.20
Total Investment Companies (Cost $1,697,066)			1,603,566	12.18

Total Investments (Total Cost $13,623,988)			12,631,532	95.96

Other Assets Less Liabilities			532,383	4.04

Net Assets			$13,163,915	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.

Percentages shown are based on net assets.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

At January 31, 2015, the industry sectors for the Ashmore Emerging Markets Frontier Equity Fund were:

Sector	Percentage of Net Assets
Consumer Discretionary	7.7%
Consumer Staples	3.7
Energy	3.4
Financials	60.9
Industrials	10.0
Information Technology	5.9
Materials	4.0
Telecommunication Services	0.4

Total Investments	96.0
Other Assets Less Liabilities	4.0
Net Assets	100.0%

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 - Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

ASHMORE EMERGING MARKETS FRONTIER EQUITY FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Frontier Equity Fund’s investments, which are carried at fair value, as of January 31, 2015:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Common Stocks
Argentina	$1,200,466	$—	$—	$1,200,466
Bangladesh	—	450,950	—	450,950
Colombia	46,438	—	—	46,438
Egypt	506,580	—	—	506,580
Greece	—	287,229	—	287,229
Indonesia	—	20,774	—	20,774
Kazakhstan	25,961	110,015	—	135,976
Kenya	—	592,631	—	592,631
Kuwait	—	2,504,861	—	2,504,861
Lithuania	—	19,353	—	19,353
Nigeria	317,374	—	—	317,374
Oman	—	238,430	—	238,430
Philippines	—	1,671,034	—	1,671,034
Poland	—	21,073	—	21,073
Sri Lanka	15,710	534,362	—	550,072
Turkey	—	139,481	—	139,481
Ukraine	780,400	—	—	780,400
United Arab Emirates	569,366	295,595	—	864,961

Total Common Stocks	3,462,295	6,885,788	—	10,348,083
Preferred Stocks
Colombia	679,883	—	—	679,883
Investment Companies
Pakistan	604,314	—	—	604,314
Romania	—	577,887	—	577,887
Vietnam	421,365	—	—	421,365

Total Investment Companies	1,025,679	577,887	—	1,603,566

Total Investments	$5,167,857	$7,463,675	$—	$12,631,532

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2015, there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2014.

At January 31, 2015, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$13,711,305

Gross tax appreciation of investments	231,669
Gross tax depreciation of investments	(1,311,442)

Net tax depreciation of investments	$(1,079,773)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Debt Securities

Belarus (Cost $843,365)
Belarus (Rep of) 8.750%, 08/03/2015		830,000	$766,986	3.11
			766,986	3.11
Brazil (Cost $1,482,556)
JBS Finance II Ltd. 8.250%, 01/29/2018		350,000	362,376	1.46
Marfrig Holding Europe B.V. 8.375%, 05/09/2018		475,000	447,450	1.81
Petrobras International Finance Co. S.A. 3.500%, 02/06/2017		400,000	372,500	1.51
Petrobras International Finance Co. S.A. 5.875%, 03/01/2018		200,000	192,198	0.78
			1,374,524	5.56
China (Cost $4,916,205)
Agile Property Holdings Ltd. 9.875%, 03/20/2017		550,000	552,750	2.24
Baidu, Inc. 2.250%, 11/28/2017		425,000	426,054	1.72
China Hongqiao Group Ltd. 7.625%, 06/26/2017		275,000	269,902	1.09
China SCE Property Holdings Ltd. 11.500%, 11/14/2017		475,000	473,812	1.92
CIFI Holdings Group Co. Ltd. 12.250%, 04/15/2018		350,000	376,250	1.52
CITIC Ltd. 6.875%, 01/21/2018		250,000	277,075	1.12
Country Garden Holdings Co. Ltd. 11.125%, 02/23/2018		250,000	263,438	1.07
Hyva Global B.V. 8.625%, 03/24/2016		475,000	443,175	1.79
Kaisa Group Holdings Ltd. 8.875%, 03/19/2018		475,000	349,125	1.41
KWG Property Holding Ltd. 13.250%, 03/22/2017		325,000	339,625	1.38
Sunac China Holdings Ltd. 9.375%, 04/05/2018		475,000	470,250	1.90
Yuzhou Properties Co. Ltd. 11.750%, 10/25/2017		350,000	369,250	1.50
			4,610,706	18.66
Colombia (Cost $316,235)
Grupo Aval Ltd. 5.250%, 02/01/2017		300,000	314,610	1.27
			314,610	1.27
Ecuador (Cost $1,262,502)
EP PetroEcuador via Noble Sovereign Funding I Ltd., FRN 5.885%, 09/24/2019		1,300,000	1,118,000	4.53
			1,118,000	4.53
El Salvador (Cost $390,366)
Telemovil Finance Co. Ltd. 8.000%, 10/01/2017		375,000	386,250	1.56
			386,250	1.56
Hong Kong (Cost $315,632)
Wiseyear Holdings Ltd. 5.000%, 02/15/2017		300,000	314,726	1.27
			314,726	1.27
India (Cost $1,131,350)
Bank of Baroda 5.000%, 08/24/2016		400,000	418,282	1.69
ICICI Bank Ltd. 4.750%, 11/25/2016		310,000	324,662	1.31
Vedanta Resources PLC 6.750%, 06/07/2016		375,000	364,688	1.48
			1,107,632	4.48
Indonesia (Cost $572,361)
Indo Energy Finance B.V. 7.000%, 05/07/2018		575,000	454,566	1.84
			454,566	1.84
Israel (Cost $427,289)
Delek & Avner Tamar Bond Ltd. 2.803%, 12/30/2016(2)		425,000	423,646	1.72
			423,646	1.72
Jamaica (Cost $281,556)
Digicel Ltd. 8.250%, 09/01/2017		275,000	279,125	1.13
			279,125	1.13

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Kazakhstan (Cost $1,475,088)
Halyk Savings Bank of Kazakhstan JSC 7.250%, 05/03/2017		275,000	$271,563	1.10
Kazkommertsbank JSC 8.000%, 11/03/2015		500,000	484,310	1.96
Kazkommertsbank JSC 7.500%, 11/29/2016		300,000	264,000	1.07
Kazkommertsbank JSC 8.500%, 05/11/2018		375,000	300,405	1.21
			1,320,278	5.34
Malaysia (Cost $308,384)
Malayan Banking Bhd. 3.000%, 02/10/2017		300,000	307,358	1.24
			307,358	1.24
Mexico (Cost $420,261)
Grupo Televisa S.A.B. 6.000%, 05/15/2018		375,000	421,886	1.71
			421,886	1.71
Nigeria (Cost $737,082)
Access Finance B.V. 7.250%, 07/25/2017		575,000	515,190	2.09
Afren PLC 11.500%, 02/01/2016		200,000	70,000	0.28
			585,190	2.37
Pakistan (Cost $561,761)
Pakistan (Rep of) 7.125%, 03/31/2016		550,000	563,750	2.28
			563,750	2.28
Philippines (Cost $105,581)
SM Investments Corp. 5.500%, 10/13/2017		100,000	105,019	0.43
			105,019	0.43
Russian Federation (Cost $3,772,312)
Alfa Bank OJSC Via Alfa Bond Issuance PLC 7.875%, 09/25/2017		375,000	356,085	1.44
Bank of Moscow OJSC Via Kuznetski Capital, FRN 5.967%, 11/25/2015		275,000	258,473	1.05
Credit Bank of Moscow Via CBOM Finance PLC 7.700%, 02/01/2018		375,000	297,945	1.20
Evraz Group S.A. 9.500%, 04/24/2018		450,000	391,500	1.58
Metalloinvest Finance Ltd. 6.500%, 07/21/2016		475,000	448,875	1.82
Russian Standard Bank Via Russian Standard Finance S.A. 9.250%, 07/11/2017		250,000	227,500	0.92
TMK OAO Via TMK Capital S.A. 7.750%, 01/27/2018		475,000	298,338	1.21
Vimpel Communications Via VIP Finance Ireland Ltd. OJSC 9.125%, 04/30/2018		325,000	307,125	1.24
VimpelCom Holdings B.V. 6.255%, 03/01/2017		475,000	432,288	1.75
VTB Bank OJSC Via VTB Capital S.A. 6.000%, 04/12/2017		200,000	175,000	0.71
			3,193,129	12.92
Saudi Arabia (Cost $706,340)
Dar Al-Arkan International Sukuk Co. II 10.750%, 02/18/2015		375,000	375,469	1.52
SABIC Capital I B.V. 3.000%, 11/02/2015		325,000	330,437	1.34
			705,906	2.86
South Africa (Cost $216,796)
Sappi Papier Holding GmbH 7.750%, 07/15/2017		200,000	214,750	0.87
			214,750	0.87
Turkey (Cost $1,201,111)
Akbank T.A.S. 6.500%, 03/09/2018		375,000	407,783	1.65
Tupras Turkiye Petrol Rafinerileri A.S. 4.125%, 05/02/2018		200,000	199,060	0.81
Yapi ve Kredi Bankasi A.S. 6.750%, 02/08/2017		300,000	318,786	1.29

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

	Currency(1)	Par	Value	% of Net Assets
Turkey - (continued)
Yapi ve Kredi Bankasi Via Unicredit Luxembourg S.A. 5.188%, 10/13/2015		275,000	$279,125	1.13
			1,204,754	4.88
Ukraine (Cost $774,677)
Metinvest B.V. 10.500%, 11/28/2017(2)(3)		150,000	72,030	0.29
MHP S.A. 10.250%, 04/29/2015		650,000	607,750	2.46
			679,780	2.75
United Arab Emirates (Cost $1,139,869)
Abu Dhabi National Energy Co. PJSC 4.125%, 03/13/2017		300,000	315,000	1.28
Dubai Holding Commercial Operations MTN Ltd. 6.000%, 02/01/2017	GBP	300,000	457,734	1.85
Emirates NBD PJSC 4.625%, 03/28/2017		300,000	313,875	1.27
			1,086,609	4.40
Venezuela (Cost $2,914,864)
Petroleos de Venezuela S.A. 5.000%, 10/28/2015		1,100,000	943,250	3.82
Petroleos de Venezuela S.A. 8.500%, 11/02/2017		1,300,000	742,950	3.01
Venezuela (Rep of) 7.000%, 03/16/2015	EUR	757,000	823,332	3.33
			2,509,532	10.16
Total Debt Securities (Cost $26,273,543)			24,048,712	97.34

Total Investments (Total Cost $26,273,543)			24,048,712	97.34

Other Assets Less Liabilities			657,699	2.66

Net Assets			$24,706,411	100.00

(1)	Par values are stated in United States Dollars unless otherwise noted below.
(2)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933.
(3)	Restricted security that has been deemed illiquid. At January 31, 2015, the value of this restricted illiquid security amounted to $72,030 or 0.3% of net assets. Additional information on this restricted illiquid security is as follows:

SECURITY	ACQUISITION AND ENFORCEABLE DATE	ACQUISITION COST
Metinvest B.V., 10.500%, 11/28/2017	11/28/2014	$119

Percentages shown are based on net assets.

At January 31, 2015, the Ashmore Emerging Markets Short Duration Fund had outstanding forward foreign currency exchange contracts as follows:

Settlement Date	Counterparty	Currency Buy	Currency Buy Amount (Local Currency)	Currency Sell	Currency Sell Amount (Local Currency)	Unrealized Gain/(Loss)
02/20/2015	HSBC Bank	United States Dollar	484,948	British Pound	320,181	$2,751
02/20/2015	HSBC Bank	United States Dollar	854,970	Euro	737,771	21,151

Total						$23,902

ASHMORE EMERGING MARKETS SHORT DURATION FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

As of January 31, 2015 (Unaudited)

U.S. GAAP includes a topic which establishes a hierarchy for NAV determination purposes in which various inputs are used in determining the value of each Fund’s assets or liabilities. This topic establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

Level 1 -  Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board of Trustees or persons acting at their discretion that are used in determining the fair market value of investments.

The following is a summary of the inputs used in valuing the Ashmore Emerging Markets Short Duration Fund’s investments and other financial instruments, which are carried at fair value, as of January 31, 2015:

	Level 1	Level 2	Level 3	Total
Investments
Assets:
Corporate Bonds	$—	$21,894,643	$—	$21,894,643
Government Bonds	—	2,154,069	—	2,154,069

Total Investments	$—	$24,048,712	$—	$24,048,712

Other Financial Instruments
Assets:
Forward Foreign Currency Exchange Contracts	$—	$23,902	$—	$23,902

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At January 31, 2015 there were no transfers between Level 1, Level 2 and Level 3 based on levels assigned to the securities on October 31, 2014.

At January 31, 2015, for U.S. federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation, net unrealized appreciation/(depreciation) on investments in securities (including the effects of foreign currency translation) and the cost basis of investments were as follows:

Federal tax cost of investments	$26,297,467

Gross tax appreciation of investments	$14,621
Gross tax depreciation of investments	(2,263,376)

Net tax depreciation of investments	$(2,248,755)

The difference between book basis and tax basis net unrealized appreciation or depreciation is attributable primarily to the tax deferral of losses on wash sales.

Item 2.	Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a)	Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Ashmore Funds

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	March 31, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ George Grunebaum
George Grunebaum, President
(Principal Executive Officer)

Date:	March 31, 2015

By:	/s/ Christopher Tsutsui
Christopher Tsutsui, Treasurer
(Principal Financial Officer)

Date:	March 31, 2015